UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW Central Cash Fund

Composite: TGCXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Central Cash Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Composite	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,463,064,857
  # of Portfolio Holdings37

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Repurchase Agreement	40.3%
U.S. Government Agency Obligations	37.6%
U.S. Treasury Securities	33.6%
Short-Term Investments	0.1%
Liabilities in Excess of Other Assets	(11.6%)

Top Ten Holdings (as a % of Net Assets)

Table Summary
Bank of America NA, 3.64%, due 05/01/26	11.2%
Barclays Capital, Inc., 3.64%, due 05/01/26	11.2%
JP Morgan Securities, 3.64%, due 05/01/26	11.2%
U.S. Treasury Bills, 3.65%, due 06/04/26	6.7%
Bank of Montreal, 3.64%, due 05/08/26	6.7%
U.S. Treasury Bills, 5.16%, due 05/07/26	5.9%
U.S. Treasury Bills, 3.67%, due 06/04/26	4.7%
U.S. Treasury Bills, 3.57%, due 06/11/26	3.1%
U.S. Treasury Bills, 3.69%, due 05/12/26	2.5%
U.S. Treasury Floating Rate Notes, 3.83%, due 10/31/26	2.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Central Cash Fund

Semi-Annual Shareholder Report — April 30, 2026

Composite: TGCXX

TSR TGCXX-0426

TCW Concentrated Large Cap Growth Fund

Class I-3: TGCZX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$42	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$683,595,729
  # of Portfolio Holdings31
  Portfolio Turnover Rate9%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.4%
Communication Services	15.3%
Consumer Discretionary	8.6%
Financials	8.4%
Industrials	6.8%
Health Care	6.3%
Consumer Staples	3.3%
Real Estate	2.1%
OtherFootnote Reference*	0.8%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	16.5%
Alphabet, Inc.	9.6%
Broadcom, Inc.	7.3%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc.	4.1%
Visa, Inc.	3.6%
ASML Holding NV	3.3%
Costco Wholesale Corp.	3.3%
Mastercard, Inc.	3.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Concentrated Large Cap Growth Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I-3: TGCZX

TSR TGCZX-0426

TCW Concentrated Large Cap Growth Fund

Class I: TGCEX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$38	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$683,595,729
  # of Portfolio Holdings31
  Portfolio Turnover Rate9%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.4%
Communication Services	15.3%
Consumer Discretionary	8.6%
Financials	8.4%
Industrials	6.8%
Health Care	6.3%
Consumer Staples	3.3%
Real Estate	2.1%
OtherFootnote Reference*	0.8%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	16.5%
Alphabet, Inc.	9.6%
Broadcom, Inc.	7.3%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc.	4.1%
Visa, Inc.	3.6%
ASML Holding NV	3.3%
Costco Wholesale Corp.	3.3%
Mastercard, Inc.	3.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Concentrated Large Cap Growth Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TGCEX

TSR TGCEX-0426

TCW Concentrated Large Cap Growth Fund

Class N: TGCNX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$43	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$683,595,729
  # of Portfolio Holdings31
  Portfolio Turnover Rate9%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.4%
Communication Services	15.3%
Consumer Discretionary	8.6%
Financials	8.4%
Industrials	6.8%
Health Care	6.3%
Consumer Staples	3.3%
Real Estate	2.1%
OtherFootnote Reference*	0.8%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	16.5%
Alphabet, Inc.	9.6%
Broadcom, Inc.	7.3%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc.	4.1%
Visa, Inc.	3.6%
ASML Holding NV	3.3%
Costco Wholesale Corp.	3.3%
Mastercard, Inc.	3.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Concentrated Large Cap Growth Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TGCNX

TSR TGCNX-0426

TCW Conservative Allocation Fund

Class I: TGPCX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$35,295,771
  # of Portfolio Holdings20
  Portfolio Turnover Rate14%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Diversified Fixed Income Funds	64.8%
Diversified Equity Funds	20.7%
Exchange-Traded Funds	13.7%
Exchange-Traded Notes	0.6%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.1%)

Top Ten Holdings (as a % of Net Assets)

Table Summary
TCW Securitized Bond Fund, Class I	24.7%
TCW MetWest Total Return Bonds Fund, Class I	23.3%
TCW MetWest Unconstrained Bonds Fund, Class I	10.6%
TCW Relative Value Large Cap Fund, Class I	10.3%
TCW Concentrated Large Cap Growth Fund, Class I	4.3%
TCW Artificial Intelligence ETF	4.0%
TCW Transform Systems ETF	3.3%
TCW Global Real Estate Fund, Class I	3.1%
TCW Global Bond Fund, Class I	2.5%
iShares MSCI EAFE ETF	2.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Conservative Allocation Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TGPCX

TSR TGPCX-0426

TCW Conservative Allocation Fund

Class N: TGPNX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$35,295,771
  # of Portfolio Holdings20
  Portfolio Turnover Rate14%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Diversified Fixed Income Funds	64.8%
Diversified Equity Funds	20.7%
Exchange-Traded Funds	13.7%
Exchange-Traded Notes	0.6%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.1%)

Top Ten Holdings (as a % of Net Assets)

Table Summary
TCW Securitized Bond Fund, Class I	24.7%
TCW MetWest Total Return Bonds Fund, Class I	23.3%
TCW MetWest Unconstrained Bonds Fund, Class I	10.6%
TCW Relative Value Large Cap Fund, Class I	10.3%
TCW Concentrated Large Cap Growth Fund, Class I	4.3%
TCW Artificial Intelligence ETF	4.0%
TCW Transform Systems ETF	3.3%
TCW Global Real Estate Fund, Class I	3.1%
TCW Global Bond Fund, Class I	2.5%
iShares MSCI EAFE ETF	2.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Conservative Allocation Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TGPNX

TSR TGPNX-0426

TCW Core Fixed Income Fund

Class I-3: TGCQX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$478,173,680
  # of Portfolio Holdings420
  Portfolio Turnover Rate219%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	37.1%
U.S. Treasury Securities	29.7%
Corporate Bonds	14.8%
Short-Term Investments	8.8%
Asset-Backed Securities	8.4%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Commercial Mortgage-Backed Securities - Non-Agency	5.2%
Foreign Government Bonds	1.5%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 04/30/31	10.6%
U.S. Treasury Notes, 3.75%, due 04/30/28	3.7%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.6%
U.S. Treasury Notes, 4.13%, due 02/15/36	3.5%
U.S. Treasury Notes, 4.13%, due 04/30/33	3.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.8%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.2%
U.S. Treasury Notes, 3.88%, due 03/31/28	2.1%
U.S. Treasury Bonds, 4.75%, due 02/15/56	1.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I-3: TGCQX

TSR TGCQX-0426

TCW Core Fixed Income Fund

Class I: TGCFX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$478,173,680
  # of Portfolio Holdings420
  Portfolio Turnover Rate219%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	37.1%
U.S. Treasury Securities	29.7%
Corporate Bonds	14.8%
Short-Term Investments	8.8%
Asset-Backed Securities	8.4%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Commercial Mortgage-Backed Securities - Non-Agency	5.2%
Foreign Government Bonds	1.5%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 04/30/31	10.6%
U.S. Treasury Notes, 3.75%, due 04/30/28	3.7%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.6%
U.S. Treasury Notes, 4.13%, due 02/15/36	3.5%
U.S. Treasury Notes, 4.13%, due 04/30/33	3.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.8%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.2%
U.S. Treasury Notes, 3.88%, due 03/31/28	2.1%
U.S. Treasury Bonds, 4.75%, due 02/15/56	1.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TGCFX

TSR TGCFX-0426

TCW Core Fixed Income Fund

Class N: TGFNX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$478,173,680
  # of Portfolio Holdings420
  Portfolio Turnover Rate219%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	37.1%
U.S. Treasury Securities	29.7%
Corporate Bonds	14.8%
Short-Term Investments	8.8%
Asset-Backed Securities	8.4%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Commercial Mortgage-Backed Securities - Non-Agency	5.2%
Foreign Government Bonds	1.5%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 04/30/31	10.6%
U.S. Treasury Notes, 3.75%, due 04/30/28	3.7%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.6%
U.S. Treasury Notes, 4.13%, due 02/15/36	3.5%
U.S. Treasury Notes, 4.13%, due 04/30/33	3.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.8%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.2%
U.S. Treasury Notes, 3.88%, due 03/31/28	2.1%
U.S. Treasury Bonds, 4.75%, due 02/15/56	1.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TGFNX

TSR TGFNX-0426

TCW Core Fixed Income Fund

Plan Class: TGCPX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$478,173,680
  # of Portfolio Holdings420
  Portfolio Turnover Rate219%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	37.1%
U.S. Treasury Securities	29.7%
Corporate Bonds	14.8%
Short-Term Investments	8.8%
Asset-Backed Securities	8.4%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Commercial Mortgage-Backed Securities - Non-Agency	5.2%
Foreign Government Bonds	1.5%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 04/30/31	10.6%
U.S. Treasury Notes, 3.75%, due 04/30/28	3.7%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.6%
U.S. Treasury Notes, 4.13%, due 02/15/36	3.5%
U.S. Treasury Notes, 4.13%, due 04/30/33	3.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.8%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.2%
U.S. Treasury Notes, 3.88%, due 03/31/28	2.1%
U.S. Treasury Bonds, 4.75%, due 02/15/56	1.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Semi-Annual Shareholder Report — April 30, 2026

Plan Class: TGCPX

TSR TGCPX-0426

TCW Emerging Markets Income Fund

Class I-3: TGEZX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,095,870,791
  # of Portfolio Holdings291
  Portfolio Turnover Rate42%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Government	58.4%
Short-Term Investments	13.8%
Energy	10.3%
Basic Materials	5.2%
Utilities	4.9%
Financial	4.1%
Industrial	1.4%
Communications	0.9%
OtherFootnote Reference*	1.0%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.8%
Angola Government International Bonds, 9.88%, due 10/15/35	1.6%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.6%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.1%
Mexico Government International Bonds, 6.88%, due 05/13/37	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Hungary Government International Bonds, 5.50%, due 03/26/36	1.1%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	1.1%
Romania Government International Bonds, 7.13%, due 01/17/33	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I-3: TGEZX

TSR TGEZX-0426

TCW Emerging Markets Income Fund

Class I: TGEIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,095,870,791
  # of Portfolio Holdings291
  Portfolio Turnover Rate42%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Government	58.4%
Short-Term Investments	13.8%
Energy	10.3%
Basic Materials	5.2%
Utilities	4.9%
Financial	4.1%
Industrial	1.4%
Communications	0.9%
OtherFootnote Reference*	1.0%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.8%
Angola Government International Bonds, 9.88%, due 10/15/35	1.6%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.6%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.1%
Mexico Government International Bonds, 6.88%, due 05/13/37	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Hungary Government International Bonds, 5.50%, due 03/26/36	1.1%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	1.1%
Romania Government International Bonds, 7.13%, due 01/17/33	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TGEIX

TSR TGEIX-0426

TCW Emerging Markets Income Fund

Class N: TGINX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,095,870,791
  # of Portfolio Holdings291
  Portfolio Turnover Rate42%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Government	58.4%
Short-Term Investments	13.8%
Energy	10.3%
Basic Materials	5.2%
Utilities	4.9%
Financial	4.1%
Industrial	1.4%
Communications	0.9%
OtherFootnote Reference*	1.0%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.8%
Angola Government International Bonds, 9.88%, due 10/15/35	1.6%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.6%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.1%
Mexico Government International Bonds, 6.88%, due 05/13/37	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Hungary Government International Bonds, 5.50%, due 03/26/36	1.1%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	1.1%
Romania Government International Bonds, 7.13%, due 01/17/33	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TGINX

TSR TGINX-0426

TCW Emerging Markets Income Fund

Plan Class: TGEPX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,095,870,791
  # of Portfolio Holdings291
  Portfolio Turnover Rate42%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Government	58.4%
Short-Term Investments	13.8%
Energy	10.3%
Basic Materials	5.2%
Utilities	4.9%
Financial	4.1%
Industrial	1.4%
Communications	0.9%
OtherFootnote Reference*	1.0%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.8%
Angola Government International Bonds, 9.88%, due 10/15/35	1.6%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.6%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.1%
Mexico Government International Bonds, 6.88%, due 05/13/37	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Hungary Government International Bonds, 5.50%, due 03/26/36	1.1%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	1.1%
Romania Government International Bonds, 7.13%, due 01/17/33	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Semi-Annual Shareholder Report — April 30, 2026

Plan Class: TGEPX

TSR TGEPX-0426

TCW Emerging Markets Local Currency Income Fund

Class I: TGWIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$57,174,221
  # of Portfolio Holdings121
  Portfolio Turnover Rate68%

What did the Fund invest in?

Country Composition (as a % of Net Assets)

Table Summary
Short-Term Investments	18.7%
Brazil	11.6%
South Africa	9.0%
Malaysia	7.7%
Mexico	6.7%
Czech Republic	5.5%
Thailand	5.3%
Poland	5.0%
Colombia	4.2%
OtherFootnote Reference*	22.5%
Other Assets in Excess of Liabilities	3.8%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	7.6%
Indonesia Treasury Bonds, 6.50%, due 04/15/36	4.1%
Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	4.0%
Turkiye Government Bonds, 37.84%, due 07/14/27	3.5%
Czech Republic Government Bonds, 3.50%, due 05/30/35	3.4%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	2.2%
China Government Bonds, 2.57%, due 05/20/54	2.2%
Thailand Government Bonds, 2.98%, due 06/17/45	2.1%
Hungary Government Bonds, 3.25%, due 10/22/31	2.1%
Republic of South Africa Government Bonds, 8.88%, due 02/28/35	2.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Local Currency Income Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TGWIX

TSR TGWIX-0426

TCW Emerging Markets Local Currency Income Fund

Class N: TGWNX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$57,174,221
  # of Portfolio Holdings121
  Portfolio Turnover Rate68%

What did the Fund invest in?

Country Composition (as a % of Net Assets)

Table Summary
Short-Term Investments	18.7%
Brazil	11.6%
South Africa	9.0%
Malaysia	7.7%
Mexico	6.7%
Czech Republic	5.5%
Thailand	5.3%
Poland	5.0%
Colombia	4.2%
OtherFootnote Reference*	22.5%
Other Assets in Excess of Liabilities	3.8%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	7.6%
Indonesia Treasury Bonds, 6.50%, due 04/15/36	4.1%
Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	4.0%
Turkiye Government Bonds, 37.84%, due 07/14/27	3.5%
Czech Republic Government Bonds, 3.50%, due 05/30/35	3.4%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	2.2%
China Government Bonds, 2.57%, due 05/20/54	2.2%
Thailand Government Bonds, 2.98%, due 06/17/45	2.1%
Hungary Government Bonds, 3.25%, due 10/22/31	2.1%
Republic of South Africa Government Bonds, 8.88%, due 02/28/35	2.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Local Currency Income Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TGWNX

TSR TGWNX-0426

TCW Global Bond Fund

Class I: TGGBX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Global Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$20,431,303
  # of Portfolio Holdings405
  Portfolio Turnover Rate142%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Foreign Government Bonds	45.5%
Residential Mortgage-Backed Securities - Agency	22.7%
Short-Term Investments	13.0%
Corporate Bonds	10.5%
Asset-Backed Securities	8.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.8%
Residential Mortgage-Backed Securities - Non-Agency	4.3%
U.S. Treasury Securities	2.3%
Other Security TypesFootnote Reference*	1.2%
Liabilities in Excess of Other Assets	(12.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	3.2%
Japan Government Ten Year Bonds, 2.10%, due 12/20/35	3.1%
U.K. Gilts, 4.13%, due 03/07/31	3.1%
U.K. Gilts, 4.50%, due 03/07/35	3.0%
China Government Bonds, 1.63%, due 10/25/30	2.9%
China Government Bonds, 1.83%, due 08/25/35	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	2.4%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.0%
U.K. Gilts, 4.38%, due 03/07/28	2.0%
Bundesrepublik Deutschland Bundesanleihe, 2.60%, due 08/15/35	1.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Bond Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TGGBX

TSR TGGBX-0426

TCW Global Bond Fund

Class N: TGGFX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Global Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$20,431,303
  # of Portfolio Holdings405
  Portfolio Turnover Rate142%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Foreign Government Bonds	45.5%
Residential Mortgage-Backed Securities - Agency	22.7%
Short-Term Investments	13.0%
Corporate Bonds	10.5%
Asset-Backed Securities	8.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.8%
Residential Mortgage-Backed Securities - Non-Agency	4.3%
U.S. Treasury Securities	2.3%
Other Security TypesFootnote Reference*	1.2%
Liabilities in Excess of Other Assets	(12.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	3.2%
Japan Government Ten Year Bonds, 2.10%, due 12/20/35	3.1%
U.K. Gilts, 4.13%, due 03/07/31	3.1%
U.K. Gilts, 4.50%, due 03/07/35	3.0%
China Government Bonds, 1.63%, due 10/25/30	2.9%
China Government Bonds, 1.83%, due 08/25/35	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	2.4%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.0%
U.K. Gilts, 4.38%, due 03/07/28	2.0%
Bundesrepublik Deutschland Bundesanleihe, 2.60%, due 08/15/35	1.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Bond Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TGGFX

TSR TGGFX-0426

TCW Global Real Estate Fund

Class I: TGREX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Global Real Estate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$43,085,364
  # of Portfolio Holdings33
  Portfolio Turnover Rate45%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Specialized REITs	31.7%
Industrial REITs	15.5%
Hotels, Restaurants & Leisure	9.6%
Health Care REITs	8.3%
Real Estate Management & Development	8.1%
Residential REITs	6.6%
Diversified REITs	4.9%
Office REITs	4.0%
OtherFootnote Reference*	11.3%
Liabilities in Excess of Other Assets	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Equinix, Inc.	8.8%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
Iron Mountain, Inc.	5.7%
Digital Realty Trust, Inc.	4.8%
InterContinental Hotels Group PLC	4.2%
Dexus	4.0%
Mid-America Apartment Communities, Inc.	3.8%
American Tower Corp.	3.5%
Goodman Group	3.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Real Estate Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TGREX

TSR TGREX-0426

TCW Global Real Estate Fund

Class N: TGRYX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Global Real Estate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$43,085,364
  # of Portfolio Holdings33
  Portfolio Turnover Rate45%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Specialized REITs	31.7%
Industrial REITs	15.5%
Hotels, Restaurants & Leisure	9.6%
Health Care REITs	8.3%
Real Estate Management & Development	8.1%
Residential REITs	6.6%
Diversified REITs	4.9%
Office REITs	4.0%
OtherFootnote Reference*	11.3%
Liabilities in Excess of Other Assets	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Equinix, Inc.	8.8%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
Iron Mountain, Inc.	5.7%
Digital Realty Trust, Inc.	4.8%
InterContinental Hotels Group PLC	4.2%
Dexus	4.0%
Mid-America Apartment Communities, Inc.	3.8%
American Tower Corp.	3.5%
Goodman Group	3.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Real Estate Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TGRYX

TSR TGRYX-0426

TCW Relative Value Large Cap Fund

Class I-3: TGDZX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Relative Value Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$553,882,770
  # of Portfolio Holdings48
  Portfolio Turnover Rate39%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	16.0%
Industrials	13.5%
Health Care	12.5%
Information Technology	12.1%
Energy	8.8%
Real Estate	7.3%
Consumer Discretionary	6.4%
Utilities	6.2%
OtherFootnote Reference*	16.9%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Intel Corp.	4.8%
Bank of New York Mellon Corp.	4.0%
JPMorgan Chase & Co.	4.0%
Amazon.com, Inc.	3.7%
Equinix, Inc.	3.7%
Intercontinental Exchange, Inc.	3.3%
AMETEK, Inc.	2.9%
Merck & Co., Inc.	2.9%
Johnson Controls International PLC	2.9%
Walt Disney Co.	2.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Large Cap Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I-3: TGDZX

TSR TGDZX-0426

TCW Relative Value Large Cap Fund

Class I: TGDIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Relative Value Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$553,882,770
  # of Portfolio Holdings48
  Portfolio Turnover Rate39%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	16.0%
Industrials	13.5%
Health Care	12.5%
Information Technology	12.1%
Energy	8.8%
Real Estate	7.3%
Consumer Discretionary	6.4%
Utilities	6.2%
OtherFootnote Reference*	16.9%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Intel Corp.	4.8%
Bank of New York Mellon Corp.	4.0%
JPMorgan Chase & Co.	4.0%
Amazon.com, Inc.	3.7%
Equinix, Inc.	3.7%
Intercontinental Exchange, Inc.	3.3%
AMETEK, Inc.	2.9%
Merck & Co., Inc.	2.9%
Johnson Controls International PLC	2.9%
Walt Disney Co.	2.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Large Cap Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TGDIX

TSR TGDIX-0426

TCW Relative Value Large Cap Fund

Class N: TGDVX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Relative Value Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$553,882,770
  # of Portfolio Holdings48
  Portfolio Turnover Rate39%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	16.0%
Industrials	13.5%
Health Care	12.5%
Information Technology	12.1%
Energy	8.8%
Real Estate	7.3%
Consumer Discretionary	6.4%
Utilities	6.2%
OtherFootnote Reference*	16.9%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Intel Corp.	4.8%
Bank of New York Mellon Corp.	4.0%
JPMorgan Chase & Co.	4.0%
Amazon.com, Inc.	3.7%
Equinix, Inc.	3.7%
Intercontinental Exchange, Inc.	3.3%
AMETEK, Inc.	2.9%
Merck & Co., Inc.	2.9%
Johnson Controls International PLC	2.9%
Walt Disney Co.	2.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Large Cap Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TGDVX

TSR TGDVX-0426

TCW Relative Value Mid Cap Fund

Class I: TGVOX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$47	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$145,695,131
  # of Portfolio Holdings54
  Portfolio Turnover Rate33%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials	17.1%
Financials	14.5%
Information Technology	12.4%
Utilities	11.1%
Real Estate	10.4%
Health Care	8.0%
Energy	7.0%
Consumer Discretionary	5.0%
OtherFootnote Reference*	14.5%
Liabilities in Excess of Other Assets	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
CH Robinson Worldwide, Inc.	3.2%
Entergy Corp.	3.2%
Jabil, Inc.	3.1%
MasTec, Inc.	3.0%
Popular, Inc.	2.9%
Avnet, Inc.	2.8%
Arcosa, Inc.	2.7%
DuPont de Nemours, Inc.	2.7%
NiSource, Inc.	2.7%
Equinix, Inc.	2.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Mid Cap Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TGVOX

TSR TGVOX-0426

TCW Relative Value Mid Cap Fund

Class N: TGVNX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$52	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$145,695,131
  # of Portfolio Holdings54
  Portfolio Turnover Rate33%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials	17.1%
Financials	14.5%
Information Technology	12.4%
Utilities	11.1%
Real Estate	10.4%
Health Care	8.0%
Energy	7.0%
Consumer Discretionary	5.0%
OtherFootnote Reference*	14.5%
Liabilities in Excess of Other Assets	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
CH Robinson Worldwide, Inc.	3.2%
Entergy Corp.	3.2%
Jabil, Inc.	3.1%
MasTec, Inc.	3.0%
Popular, Inc.	2.9%
Avnet, Inc.	2.8%
Arcosa, Inc.	2.7%
DuPont de Nemours, Inc.	2.7%
NiSource, Inc.	2.7%
Equinix, Inc.	2.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Mid Cap Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TGVNX

TSR TGVNX-0426

TCW Securitized Bond Fund

Class I-3: TGLZX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,644,907,043
  # of Portfolio Holdings482
  Portfolio Turnover Rate136%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	68.7%
Residential Mortgage-Backed Securities - Non-Agency	22.3%
Commercial Mortgage-Backed Securities - Non-Agency	14.2%
Asset-Backed Securities	10.2%
Short-Term Investments	5.4%
Investment Companies	1.1%
Commercial Mortgage-Backed Securities - Agency	0.2%
Corporate Bonds	0.2%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(22.3%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 08/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/51	2.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	2.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.5%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.8%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/56	1.6%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.4%
Government National Mortgage Association, TBA, 2.50%, due 11/01/51	1.4%
Government National Mortgage Association, TBA, 4.00%, due 07/01/55	1.4%
Government National Mortgage Association, TBA, 4.50%, due 02/01/56	1.3%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I-3: TGLZX

TSR TGLZX-0426

TCW Securitized Bond Fund

Class I: TGLMX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,644,907,043
  # of Portfolio Holdings482
  Portfolio Turnover Rate136%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	68.7%
Residential Mortgage-Backed Securities - Non-Agency	22.3%
Commercial Mortgage-Backed Securities - Non-Agency	14.2%
Asset-Backed Securities	10.2%
Short-Term Investments	5.4%
Investment Companies	1.1%
Commercial Mortgage-Backed Securities - Agency	0.2%
Corporate Bonds	0.2%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(22.3%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 08/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/51	2.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	2.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.5%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.8%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/56	1.6%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.4%
Government National Mortgage Association, TBA, 2.50%, due 11/01/51	1.4%
Government National Mortgage Association, TBA, 4.00%, due 07/01/55	1.4%
Government National Mortgage Association, TBA, 4.50%, due 02/01/56	1.3%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TGLMX

TSR TGLMX-0426

TCW Securitized Bond Fund

Class N: TGMNX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,644,907,043
  # of Portfolio Holdings482
  Portfolio Turnover Rate136%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	68.7%
Residential Mortgage-Backed Securities - Non-Agency	22.3%
Commercial Mortgage-Backed Securities - Non-Agency	14.2%
Asset-Backed Securities	10.2%
Short-Term Investments	5.4%
Investment Companies	1.1%
Commercial Mortgage-Backed Securities - Agency	0.2%
Corporate Bonds	0.2%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(22.3%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 08/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/51	2.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	2.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.5%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.8%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/56	1.6%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.4%
Government National Mortgage Association, TBA, 2.50%, due 11/01/51	1.4%
Government National Mortgage Association, TBA, 4.00%, due 07/01/55	1.4%
Government National Mortgage Association, TBA, 4.50%, due 02/01/56	1.3%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TGMNX

TSR TGMNX-0426

TCW Securitized Bond Fund

Plan Class: TGLSX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,644,907,043
  # of Portfolio Holdings482
  Portfolio Turnover Rate136%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	68.7%
Residential Mortgage-Backed Securities - Non-Agency	22.3%
Commercial Mortgage-Backed Securities - Non-Agency	14.2%
Asset-Backed Securities	10.2%
Short-Term Investments	5.4%
Investment Companies	1.1%
Commercial Mortgage-Backed Securities - Agency	0.2%
Corporate Bonds	0.2%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(22.3%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 08/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/51	2.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	2.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.5%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.8%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/56	1.6%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.4%
Government National Mortgage Association, TBA, 2.50%, due 11/01/51	1.4%
Government National Mortgage Association, TBA, 4.00%, due 07/01/55	1.4%
Government National Mortgage Association, TBA, 4.50%, due 02/01/56	1.3%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Semi-Annual Shareholder Report — April 30, 2026

Plan Class: TGLSX

TSR TGLSX-0426

TCW White Oak Emerging Markets Equity Fund

Class I-3: TWOZX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$62	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$20,142,316
  # of Portfolio Holdings207
  Portfolio Turnover Rate15%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	37.6%
Financials	16.7%
Consumer Discretionary	11.9%
Industrials	10.7%
Materials	5.8%
Communication Services	5.6%
Health Care	4.2%
Consumer Staples	2.7%
OtherFootnote Reference*	3.0%
Other Assets in Excess of Liabilities	1.8%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	6.8%
SK Hynix, Inc.	4.5%
Tencent Holdings Ltd.	3.4%
Alibaba Group Holding Ltd.	2.6%
Delta Electronics, Inc.	1.9%
Elite Material Co. Ltd.	1.0%
AIA Group Ltd.	1.0%
BOC Aviation Ltd.	0.9%
Accton Technology Corp.	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW White Oak Emerging Markets Equity Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I-3: TWOZX

TSR TWOZX-0426

TCW White Oak Emerging Markets Equity Fund

Class I: TWOEX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$53	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$20,142,316
  # of Portfolio Holdings207
  Portfolio Turnover Rate15%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	37.6%
Financials	16.7%
Consumer Discretionary	11.9%
Industrials	10.7%
Materials	5.8%
Communication Services	5.6%
Health Care	4.2%
Consumer Staples	2.7%
OtherFootnote Reference*	3.0%
Other Assets in Excess of Liabilities	1.8%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	6.8%
SK Hynix, Inc.	4.5%
Tencent Holdings Ltd.	3.4%
Alibaba Group Holding Ltd.	2.6%
Delta Electronics, Inc.	1.9%
Elite Material Co. Ltd.	1.0%
AIA Group Ltd.	1.0%
BOC Aviation Ltd.	0.9%
Accton Technology Corp.	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW White Oak Emerging Markets Equity Fund

Semi-Annual Shareholder Report — April 30, 2026

Class I: TWOEX

TSR TWOEX-0426

TCW White Oak Emerging Markets Equity Fund

Class N: TWEMX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$66	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$20,142,316
  # of Portfolio Holdings207
  Portfolio Turnover Rate15%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	37.6%
Financials	16.7%
Consumer Discretionary	11.9%
Industrials	10.7%
Materials	5.8%
Communication Services	5.6%
Health Care	4.2%
Consumer Staples	2.7%
OtherFootnote Reference*	3.0%
Other Assets in Excess of Liabilities	1.8%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	6.8%
SK Hynix, Inc.	4.5%
Tencent Holdings Ltd.	3.4%
Alibaba Group Holding Ltd.	2.6%
Delta Electronics, Inc.	1.9%
Elite Material Co. Ltd.	1.0%
AIA Group Ltd.	1.0%
BOC Aviation Ltd.	0.9%
Accton Technology Corp.	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW White Oak Emerging Markets Equity Fund

Semi-Annual Shareholder Report — April 30, 2026

Class N: TWEMX

TSR TWEMX-0426

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

 Semi-Annual

 Financial

 Statements

  and Other Information Form N-CSR Items 7-11

  April 30, 2026

TCW Equity Funds

Concentrated Large Cap Growth Fund

Global Real Estate Fund

Relative Value Large Cap Fund

Relative Value Mid Cap Fund

TCW Asset Allocation Fund

Conservative Allocation Fund

TCW Funds, Inc.

Table of Contents	April 30, 2026

TCW Concentrated Large Cap Growth Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Shares	Value

COMMON STOCK — 99.2% of Net Assets

Aerospace & Defense — 2.4%

General Electric Co.	56,110	$16,267,972

Broadline Retail — 6.5%

Amazon.com, Inc. (1)	167,489	44,394,634

Capital Markets — 1.9%

S&P Global, Inc.	29,686	12,801,494

Commercial Services & Supplies — 1.7%

Waste Connections, Inc.	68,613	11,301,933

Communications Equipment — 2.5%

Arista Networks, Inc. (1)	99,972	17,266,164

Consumer Staples Distribution & Retail — 3.3%

Costco Wholesale Corp.	21,893	22,211,105

Electrical Equipment — 2.8%

Eaton Corp. PLC	43,598	18,878,370

Entertainment — 1.5%

Spotify Technology SA (1)	23,397	10,447,930

Financial Services — 6.5%

Mastercard, Inc.	40,188	20,211,349

Visa, Inc.	74,400	24,540,096

		44,751,445

Health Care Equipment & Supplies — 5.3%

Boston Scientific Corp. (1)	200,710	11,562,903

IDEXX Laboratories, Inc. (1)	15,832	8,878,586

Intuitive Surgical, Inc. (1)	34,568	15,818,662

		36,260,151

Health Care Providers & Services — 1.0%

McKesson Corp.	8,464	6,899,853

Health Care REITs — 2.1%

Welltower, Inc.	66,135	14,373,781

Interactive Media & Services — 13.8%

Alphabet, Inc.	172,254	65,790,693

Meta Platforms, Inc.	46,133	28,229,244

		94,019,937

IT Services — 1.8%

Shopify, Inc. (1)	101,722	12,321,586

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 27.1%

ASML Holding NV	15,839	$22,792,163

Broadcom, Inc.	119,260	49,782,702

NVIDIA Corp.	565,565	112,869,807

		185,444,672

Software — 16.9%

Cadence Design Systems, Inc. (1)	47,447	15,638,057

Crowdstrike Holdings, Inc. (1)	35,555	15,848,641

Microsoft Corp.	109,961	44,839,897

Oracle Corp.	35,885	5,791,480

Palantir Technologies, Inc. (1)	41,242	5,737,175

Palo Alto Networks, Inc. (1)	80,632	14,458,930

ServiceNow, Inc. (1)	152,226	13,443,078

		115,757,258

Specialty Retail — 2.1%

O’Reilly Automotive, Inc. (1)	145,317	14,444,510

Total Common Stock

(Cost: $260,910,027)		677,842,795

MONEY MARKET INVESTMENTS — 0.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (2)	1,435,684	1,435,684

TCW Central Cash Fund, 3.69% (2)(3)	4,080,000	4,080,000

Total Money Market Investments

(Cost: $5,515,684)		5,515,684

Total Investments (100.0%)

(Cost: $266,425,711)		683,358,479

Excess Of Other Assets Over Liabilities (0.0%)		237,250

Net Assets (100.0%)		$683,595,729

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(3)	Affiliated issuer.

See accompanying Notes to Financial Statements.

1

TCW Concentrated Large Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Concentrated Large Cap Growth Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$5,270,000	$78,520,000	$79,710,000	4,080,000	$4,080,000	$118,951	$—	$—	$—

Total					$4,080,000	$118,951	$—	$—	$—

See accompanying Notes to Financial Statements.

2

TCW Concentrated Large Cap Growth Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors & Semiconductor Equipment	$185,444,672	$—	$—	$185,444,672
Software	110,020,083	5,737,175	—	115,757,258
Interactive Media & Services	94,019,937	—	—	94,019,937
Financial Services	44,751,445	—	—	44,751,445
Broadline Retail	44,394,634	—	—	44,394,634
Health Care Equipment & Supplies	36,260,151	—	—	36,260,151
Consumer Staples Distribution & Retail	22,211,105	—	—	22,211,105
Electrical Equipment	18,878,370	—	—	18,878,370
Communications Equipment	17,266,164	—	—	17,266,164
Aerospace & Defense	16,267,972	—	—	16,267,972
Specialty Retail	14,444,510	—	—	14,444,510
Health Care REITs	14,373,781	—	—	14,373,781
Capital Markets	12,801,494	—	—	12,801,494
IT Services	12,321,586	—	—	12,321,586
Commercial Services & Supplies	11,301,933	—	—	11,301,933
Entertainment	10,447,930	—	—	10,447,930
Health Care Providers & Services	6,899,853	—	—	6,899,853

Total Common Stock	672,105,620	5,737,175	—	677,842,795

Money Market Investments	5,515,684	—	—	5,515,684

Total Investments	$677,621,304	$5,737,175	$—	$683,358,479

See accompanying Notes to Financial Statements.

3

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Shares	Value

INVESTMENT COMPANIES — 99.8% of Net Assets

Diversified Equity Funds — 20.7%

TCW Concentrated Large Cap Growth Fund — I Class (1)	50,854	$1,514,436

TCW Global Real Estate Fund — I Class (1)	82,141	1,102,331

TCW Relative Value Large Cap Fund — I Class (1)	223,180	3,628,909

TCW Relative Value Mid Cap Fund — I Class (1)	23,769	752,051

TCW White Oak Emerging Markets Equity Fund — I Class (1)	21,371	312,662

		7,310,389

Diversified Fixed Income Funds — 64.8%

TCW Emerging Markets Income Fund — I Class (1)	36,655	255,850

TCW Global Bond Fund — I Class (1)	104,292	878,139

TCW MetWest High Yield Bond Fund — I Class (1)	40,495	371,746

TCW MetWest Low Duration Bond Fund — I Class (1)	80,882	681,026

TCW MetWest Total Return Bond Fund — I Class (1)	904,275	8,210,819

TCW MetWest Unconstrained Bond Fund — I Class (1)	360,856	3,756,511

TCW Securitized Bond Fund — I Class (1)	1,129,614	8,731,918

		22,886,009

Exchange-Traded Funds — 13.7%

iShares Gold Trust	8,195	711,736

iShares MSCI EAFE ETF	7,630	780,702

TCW Artificial Intelligence ETF (1)	29,884	1,395,487

TCW Durable Growth ETF (1)	19,665	590,988

TCW Transform Supply Chain ETF (1)	2,642	213,349

TCW Transform Systems ETF (1)	10,201	1,150,902

		4,843,164

Issues	Shares	Value

Exchange-Traded Notes — 0.6%

iPath Bloomberg Commodity Index Total Return ETN	3,831	$193,197

Total Investment Companies

(Cost: $32,177,052)		35,232,759

MONEY MARKET INVESTMENTS — 0.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (2)	110,663	110,663

Total Money Market Investments

(Cost: $110,663)		110,663

Total Investments (100.1%)

(Cost: $32,287,715)		35,343,422

Liabilities In Excess Of Other Assets (-0.1%)		(47,651)

Net Assets (100.0%)		$35,295,771

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
ETN	Exchange Traded Note.
(1)	Affiliated issuer.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2026.

See accompanying Notes to Financial Statements.

4

TCW Conservative Allocation Fund

April 30, 2026

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Artificial Intelligence ETF
	$223,588	$1,040,771	$—	29,884	$1,395,487	$—	$—	$—	$131,128
TCW Central Cash Fund
	—	1,250,000	1,250,000	—	—	334	—	—	—
TCW Durable Growth ETF
	3,481,269	34,139	2,767,947	19,665	590,988	—	—	982,532	(1,139,005)
TCW Concentrated Large Cap Growth Fund—I Class
	1,594,253	271,136	97,942	50,854	1,514,436	—	167,957	(9,907)	(243,104)
TCW Emerging Markets Income Fund—I Class
	250,998	9,557	4,706	36,655	255,850	8,294	—	(176)	177
TCW Global Bond Fund—I Class
	887,083	42,880	33,957	104,292	878,139	23,289	—	(5,425)	(12,442)
TCW Global Real Estate Fund—I Class
	998,470	89,277	70,653	82,141	1,102,331	20,484	—	(1,498)	86,735
TCW MetWest High Yield Bond Fund—I Class
	371,310	12,919	6,913	40,495	371,746	12,805	—	(74)	(5,496)
TCW MetWest Low Duration Bond Fund—I Class
	683,595	13,492	12,825	80,882	681,026	13,472	—	(182)	(3,054)
TCW MetWest Total Return Bond Fund—I Class
	8,323,261	518,677	470,308	904,275	8,210,819	191,159	—	(80,455)	(80,356)
TCW MetWest Unconstrained Bond Fund—I Class
	3,759,487	253,120	227,980	360,856	3,756,511	98,305	—	(19,276)	(8,840)
TCW Relative Value Large Cap Fund—I Class
	3,236,169	940,749	269,681	223,180	3,628,909	36,881	608,219	(19,382)	(258,946)
TCW Relative Value Mid Cap Fund—I Class
	70,806	698,472	18,668	23,769	752,051	2,237	109,594	(2,676)	4,117
TCW Securitized Bond Fund—I Class
	8,712,008	653,912	478,802	1,129,614	8,731,918	275,894	—	(95,138)	(60,062)
TCW Transform Supply Chain ETF
	386,607	—	213,071	2,642	213,349	—	—	26,532	13,281
TCW Transform Systems ETF
	252,908	805,852	—	10,201	1,150,902	—	—	—	92,142
TCW White Oak Emerging Markets Equity Fund—I Class
	—	274,407	—	21,371	312,662	—	—	—	38,255

Total					$33,547,124	$683,154	$885,770	$774,875	$(1,445,470)

See accompanying Notes to Financial Statements.

5

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$34,920,097	$312,662	$—	$35,232,759
Money Market Investments	110,663	—	—	110,663

Total Investments	$35,030,760	$312,662	$—	$35,343,422

See accompanying Notes to Financial Statements.

6

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Shares	Value

COMMON STOCK — 99.1% of Net Assets

Australia — 8.9%

Dexus	382,057	$1,721,123

Goodman Group	63,680	1,377,758

Mirvac Group	584,061	720,573

Total Australia

(Cost: $3,661,439)		3,819,454

Belgium — 2.1% (Cost: $1,283,070)

Shurgard Self Storage Ltd.	29,943	920,566

Canada — 5.0%

Brookfield Corp.	21,324	961,154

Killam Apartment Real Estate Investment Trust	95,472	1,194,540

Total Canada

(Cost: $2,248,505)		2,155,694

Japan — 2.2%

Mitsubishi Estate Co. Ltd.	20,500	583,654

Mitsui Fudosan Co. Ltd.	33,600	367,636

Total Japan

(Cost: $512,130)		951,290

Spain — 6.2%

Cellnex Telecom SA (1)	38,626	1,299,587

Merlin Properties Socimi SA	78,552	1,372,951

Total Spain

(Cost: $2,329,249)		2,672,538

United Kingdom — 2.7% (Cost: $1,376,465)

Segro PLC	122,975	1,163,192

United States — 72.0%

American Tower Corp.	8,176	1,493,837

CBRE Group, Inc. (1)	8,422	1,202,072

Crown Castle, Inc.	9,656	857,260

Digital Realty Trust, Inc.	10,269	2,063,453

Equinix, Inc.	3,486	3,774,745

Gaming & Leisure Properties, Inc.	9,178	444,766

Hyatt Hotels Corp.	5,853	980,787

Issues	Shares	Value

United States (Continued)

InterContinental Hotels Group PLC	12,591	$1,800,275

Iron Mountain, Inc.	19,413	2,445,844

Jones Lang LaSalle, Inc. (1)	4,149	1,319,921

Lennar Corp.	6,580	594,174

Mid-America Apartment Communities, Inc.	12,712	1,642,136

Phillips Edison & Co., Inc.	18,936	760,564

Prologis, Inc.	22,349	3,174,005

Public Storage	2,862	865,612

SBA Communications Corp.	3,683	814,680

Simon Property Group, Inc.	4,364	888,990

STAG Industrial, Inc.	24,587	948,567

Travel & Leisure Co.	20,741	1,341,113

Welltower, Inc.	16,502	3,586,545

Total United States

(Cost: $25,872,143)		30,999,346

Total Common Stock

(Cost: $37,283,001)		42,682,080

MONEY MARKET INVESTMENTS — 0.9%

United States — 0.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (2)	183,701	183,701

TCW Central Cash Fund, 3.69% (2)(3)	220,000	220,000

Total Money Market Investments

(Cost: $403,701)		403,701

Total Investments (100.0%)

(Cost: $37,686,702)		43,085,781

Liabilities In Excess Of Other Assets (0.0%)		(417)

Net Assets (100.0%)		$43,085,364

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(3)	Affiliated issuer.

See accompanying Notes to Financial Statements.

7

TCW Global Real Estate Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Global Real Estate Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$330,000	$16,740,000	$16,850,000	220,000	$220,000	$9,319	$—	$—	$—

Total					$220,000	$9,319	$—	$—	$—

See accompanying Notes to Financial Statements.

8

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Specialized REITs	$9,882,064	$—	$—	$9,882,064
Industrial REITs	4,122,572	2,540,950	—	6,663,522
Hotels, Resorts & Cruise Lines	1,341,113	2,781,062	—	4,122,175
Health Care REITs	3,586,545	—	—	3,586,545
Diversified REITs	814,680	2,093,524	—	2,908,204
Multi-Family Residential REITs	2,836,676	—	—	2,836,676
Real Estate Services	2,521,993	—	—	2,521,993
Data Center REITs	2,063,453	—	—	2,063,453
Office REITs	—	1,721,123	—	1,721,123
Retail REITs	760,564	888,990	—	1,649,554
Wireless Telecommunication Services	—	1,299,587	—	1,299,587
Asset Management & Custody Banks	961,154	—	—	961,154
Diversified Real Estate Activities	—	951,290	—	951,290
Self Storage REITs	—	920,566	—	920,566
Homebuilding	594,174	—	—	594,174

Total Common Stock	29,484,988	13,197,092	—	42,682,080

Money Market Investments	403,701	—	—	403,701

Total Investments	$29,888,689	$13,197,092	$—	$43,085,781

See accompanying Notes to Financial Statements.

9

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Shares	Value

COMMON STOCK — 99.1% of Net Assets

Air Freight & Logistics — 2.4%

United Parcel Service, Inc.	124,338	$13,527,974

Banks — 4.0%

JPMorgan Chase & Co.	70,911	22,211,452

Beverages — 2.0%

Keurig Dr. Pepper, Inc.	386,283	11,356,720

Biotechnology — 2.3%

AbbVie, Inc.	59,755	12,627,427

Broadline Retail — 3.7%

Amazon.com, Inc. (1)	77,145	20,448,054

Building Products — 2.9%

Johnson Controls International PLC	108,946	15,909,384

Capital Markets — 8.5%

Bank of New York Mellon Corp.	166,436	22,364,005

Intercontinental Exchange, Inc.	114,917	18,167,229

Morgan Stanley	34,071	6,493,592

		47,024,826

Chemicals — 2.0%

DuPont de Nemours, Inc.	245,030	11,188,070

Communications Equipment — 2.6%

Cisco Systems, Inc.	158,556	14,507,874

Construction & Engineering — 1.5%

API Group Corp. (1)	186,754	8,538,393

Consumer Staples Distribution & Retail — 1.5%

Target Corp.	63,603	8,252,489

Electric Utilities — 2.8%

Entergy Corp.	130,793	15,421,803

Electrical Equipment — 2.9%

AMETEK, Inc.	68,344	16,095,012

Energy Equipment & Services — 3.9%

Baker Hughes Co.	217,911	15,181,859

TechnipFMC PLC	86,410	6,530,004

		21,711,863

Entertainment — 2.8%

Walt Disney Co.	148,840	15,442,150

Financial Services — 3.5%

Apollo Global Management, Inc.	44,501	5,728,169

Equitable Holdings, Inc.	320,255	13,514,761

		19,242,930

Ground Transportation — 2.7%

CSX Corp.	334,415	15,192,473

Health Care Equipment & Supplies — 0.9%

Medtronic PLC	60,553	4,902,976

Issues	Shares	Value

Health Care Providers & Services — 4.2%

McKesson Corp.	13,154	$10,723,141

UnitedHealth Group, Inc.	33,746	12,502,218

		23,225,359

Household Durables — 1.8%

Lennar Corp.	108,518	9,799,175

Household Products — 2.7%

Church & Dwight Co., Inc.	62,572	6,073,238

Procter & Gamble Co.	58,788	8,647,127

		14,720,365

Interactive Media & Services — 2.5%

Meta Platforms, Inc.	22,281	13,633,967

IT Services — 2.9%

Akamai Technologies, Inc. (1)	44,565	4,589,304

International Business Machines Corp.	50,936	11,765,197

		16,354,501

Machinery — 1.0%

Xylem, Inc.	45,310	5,353,830

Metals & Mining — 2.0%

Freeport-McMoRan, Inc.	190,086	10,983,169

Multi-Utilities — 3.5%

NiSource, Inc.	291,392	14,068,406

Sempra	53,826	5,119,929

		19,188,335

Oil, Gas & Consumable Fuels — 4.9%

Exxon Mobil Corp.	98,280	15,167,553

Venture Global, Inc.	898,049	11,917,110

		27,084,663

Pharmaceuticals — 5.1%

Merck & Co., Inc.	147,070	16,057,103

Pfizer, Inc.	465,760	12,435,792

		28,492,895

Real Estate Management & Development — 1.7%

Jones Lang LaSalle, Inc. (1)	29,576	9,409,013

Semiconductors & Semiconductor Equipment — 4.8%

Intel Corp. (1)	278,813	26,342,252

Software — 0.7%

Roper Technologies, Inc.	10,805	3,833,722

Specialized REITs — 5.6%

American Tower Corp.	58,506	10,689,631

Equinix, Inc.	18,753	20,306,311

		30,995,942

Technology Hardware, Storage & Peripherals — 1.1%

NetApp, Inc.	56,323	6,238,899

See accompanying Notes to Financial Statements.

10

TCW Relative Value Large Cap Fund

April 30, 2026

Issues	Shares	Value

Textiles, Apparel & Luxury Goods — 0.9%

Tapestry, Inc.	35,532	$5,153,561

Wireless Telecommunication Services — 0.8%

T-Mobile U.S., Inc.	23,854	4,663,457

Total Common Stock

(Cost: $383,006,556)		549,074,975

MONEY MARKET INVESTMENTS — 0.6%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (2)	2,019,288	2,019,288

TCW Central Cash Fund, 3.69% (2)(3)	1,200,000	1,200,000

Total Money Market Investments

(Cost: $3,219,288)		3,219,288

Total Investments (99.7%)

(Cost: $386,225,844)		552,294,263

Excess Of Other Assets Over Liabilities (0.3%)		1,588,507

Net Assets (100.0%)		$553,882,770

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(3)	Affiliated issuer.

The summary of the TCW Relative Value Large Cap Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$2,600,000	$53,100,000	$54,500,000	1,200,000	$1,200,000	$153,572	$—	$—	$—

Total					$1,200,000	$153,572	$—	$—	$—

See accompanying Notes to Financial Statements.

11

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$47,024,826	$—	$—	$47,024,826
Specialized REITs	30,995,942	—	—	30,995,942
Pharmaceuticals	28,492,895	—	—	28,492,895
Oil, Gas & Consumable Fuels	27,084,663	—	—	27,084,663
Semiconductors & Semiconductor Equipment	26,342,252	—	—	26,342,252
Health Care Providers & Services	23,225,359	—	—	23,225,359
Banks	22,211,452	—	—	22,211,452
Energy Equipment & Services	21,711,863	—	—	21,711,863
Broadline Retail	20,448,054	—	—	20,448,054
Financial Services	19,242,930	—	—	19,242,930
Multi-Utilities	19,188,335	—	—	19,188,335
IT Services	11,765,197	4,589,304	—	16,354,501
Electrical Equipment	16,095,012	—	—	16,095,012
Building Products	15,909,384	—	—	15,909,384
Entertainment	15,442,150	—	—	15,442,150
Electric Utilities	15,421,803	—	—	15,421,803
Ground Transportation	15,192,473	—	—	15,192,473
Household Products	14,720,365	—	—	14,720,365
Communications Equipment	14,507,874	—	—	14,507,874
Interactive Media & Services	13,633,967	—	—	13,633,967
Air Freight & Logistics	13,527,974	—	—	13,527,974
Biotechnology	12,627,427	—	—	12,627,427
Beverages	11,356,720	—	—	11,356,720
Chemicals	11,188,070	—	—	11,188,070
Metals & Mining	10,983,169	—	—	10,983,169
Household Durables	9,799,175	—	—	9,799,175
Real Estate Management & Development	9,409,013	—	—	9,409,013
Construction & Engineering	8,538,393	—	—	8,538,393
Consumer Staples Distribution & Retail	—	8,252,489	—	8,252,489
Technology Hardware, Storage & Peripherals	6,238,899	—	—	6,238,899
Machinery	5,353,830	—	—	5,353,830
Textiles, Apparel & Luxury Goods	5,153,561	—	—	5,153,561
Health Care Equipment & Supplies	4,902,976	—	—	4,902,976
Wireless Telecommunication Services	—	4,663,457	—	4,663,457
Software	3,833,722	—	—	3,833,722

Total Common Stock	531,569,725	17,505,250	—	549,074,975

Money Market Investments	3,219,288	—	—	3,219,288

Total Investments	$534,789,013	$17,505,250	$—	$552,294,263

See accompanying Notes to Financial Statements.

12

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Shares	Value

COMMON STOCK — 95.7% of Net Assets

Air Freight & Logistics — 6.1%

CH Robinson Worldwide, Inc.	25,537	$4,642,882

FedEx Corp.	7,548	3,044,184

GXO Logistics, Inc. (1)	21,657	1,237,264

		8,924,330

Banks — 2.9%

Popular, Inc.	27,844	4,185,788

Beverages — 1.7%

Keurig Dr. Pepper, Inc.	84,347	2,479,802

Broadline Retail — 2.2%

eBay, Inc.	30,650	3,171,662

Capital Markets — 3.0%

ARES Management Corp.	16,698	1,960,345

Interactive Brokers Group, Inc.	29,591	2,352,485

		4,312,830

Chemicals — 3.6%

Corteva, Inc.	16,886	1,367,935

DuPont de Nemours, Inc.	85,920	3,923,107

		5,291,042

Construction & Engineering — 6.9%

Arcosa, Inc.	31,561	3,991,520

MasTec, Inc. (1)	11,044	4,351,888

Primoris Services Corp.	9,085	1,645,748

		9,989,156

Consumer Finance — 2.6%

LendingClub Corp. (1)	134,444	2,294,959

OneMain Holdings, Inc.	25,868	1,520,262

		3,815,221

Consumer Staples Distribution & Retail — 1.5%

Dollar Tree, Inc. (1)	22,536	2,188,471

Electric Utilities — 4.9%

Entergy Corp.	38,938	4,591,180

Portland General Electric Co.	48,872	2,537,923

		7,129,103

Electronic Equipment, Instruments & Components — 5.9%

Avnet, Inc.	50,119	4,135,319

Jabil, Inc.	13,440	4,535,865

		8,671,184

Energy Equipment & Services — 4.4%

Baker Hughes Co.	45,422	3,164,551

TechnipFMC PLC	43,813	3,310,948

		6,475,499

Issues	Shares	Value

Financial Services — 4.0%

Corpay, Inc. (1)	7,721	$2,366,255

Equitable Holdings, Inc.	81,512	3,439,806

		5,806,061

Gas Utilities — 1.5%

Northwest Natural Holding Co.	41,178	2,182,434

Health Care Equipment & Supplies — 0.7%

GE HealthCare Technologies, Inc.	15,784	960,299

Health Care Providers & Services — 4.7%

Centene Corp. (1)	53,733	2,884,925

Henry Schein, Inc. (1)	15,980	1,191,948

Quest Diagnostics, Inc.	14,009	2,720,548

		6,797,421

Hotels, Restaurants & Leisure — 0.8%

Travel & Leisure Co.	18,938	1,224,531

Household Durables — 2.0%

Lennar Corp.	11,080	1,000,524

Toll Brothers, Inc.	13,188	1,874,542

		2,875,066

Insurance — 2.1%

RenaissanceRe Holdings Ltd.	9,922	3,045,756

IT Services — 0.9%

Akamai Technologies, Inc. (1)	12,527	1,290,030

Life Sciences Tools & Services — 0.7%

Charles River Laboratories International, Inc. (1)	5,832	973,769

Machinery — 2.5%

AGCO Corp.	29,757	3,601,192

Media — 3.3%

Fox Corp.	47,946	3,044,091

Omnicom Group, Inc.	23,919	1,835,066

		4,879,157

Multi-Utilities — 4.7%

NiSource, Inc.	80,843	3,903,100

Sempra	30,634	2,913,906

		6,817,006

Oil, Gas & Consumable Fuels — 2.5%

Marathon Petroleum Corp.	8,517	2,114,686

Range Resources Corp.	35,232	1,532,592

		3,647,278

Pharmaceuticals — 2.0%

Teva Pharmaceutical Industries Ltd. (SP ADR) (Israel) (1)	82,879	2,906,567

See accompanying Notes to Financial Statements.

13

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Professional Services — 1.7%

Jacobs Solutions, Inc.	18,894	$2,445,073

Real Estate Management & Development — 2.4%

Jones Lang LaSalle, Inc. (1)	10,923	3,474,934

Residential REITs — 1.3%

Mid-America Apartment Communities, Inc.	14,821	1,914,577

Semiconductors & Semiconductor Equipment — 5.5%

Amkor Technology, Inc.	28,676	2,000,151

Microchip Technology, Inc.	30,481	2,831,990

ON Semiconductor Corp. (1)	32,262	3,252,332

		8,084,473

Specialized REITs — 6.7%

Equinix, Inc.	3,418	3,701,113

Iron Mountain, Inc.	26,556	3,345,791

SBA Communications Corp.	12,586	2,784,023

		9,830,927

Total Common Stock

(Cost: $98,206,651)		139,390,639

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 4.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (2)	669,363	$669,363

TCW Central Cash Fund, 3.69% (2)(3)	5,647,000	5,647,000

		6,316,363

Total Money Market Investments

(Cost: $6,316,363)		6,316,363

Total Investments (100.0%)

(Cost: $104,523,014)		145,707,002

Liabilities In Excess Of Other Assets (0.0%)		(11,871)

Net Assets (100.0%)		$145,695,131

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(3)	Affiliated issuer.

The summary of the TCW Relative Value Mid Cap Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$667,000	$21,380,000	$16,400,000	5,647,000	$5,647,000	$41,253	$—	$—	$—

Total					$5,647,000	$41,253	$—	$—	$—

See accompanying Notes to Financial Statements.

14

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Construction & Engineering	$8,343,408	$1,645,748	$—	$9,989,156
Specialized REITs	9,830,927	—	—	9,830,927
Air Freight & Logistics	7,687,066	1,237,264	—	8,924,330
Electronic Equipment, Instruments & Components	8,671,184	—	—	8,671,184
Semiconductors & Semiconductor Equipment	6,084,322	2,000,151	—	8,084,473
Electric Utilities	4,591,180	2,537,923	—	7,129,103
Multi-Utilities	6,817,006	—	—	6,817,006
Health Care Providers & Services	6,797,421	—	—	6,797,421
Energy Equipment & Services	6,475,499	—	—	6,475,499
Financial Services	5,806,061	—	—	5,806,061
Chemicals	5,291,042	—	—	5,291,042
Media	4,879,157	—	—	4,879,157
Capital Markets	4,312,830	—	—	4,312,830
Banks	4,185,788	—	—	4,185,788
Consumer Finance	3,815,221	—	—	3,815,221
Oil, Gas & Consumable Fuels	3,647,278	—	—	3,647,278
Machinery	3,601,192	—	—	3,601,192
Real Estate Management & Development	3,474,934	—	—	3,474,934
Broadline Retail	3,171,662	—	—	3,171,662
Insurance	3,045,756	—	—	3,045,756
Pharmaceuticals	2,906,567	—	—	2,906,567
Household Durables	2,875,066	—	—	2,875,066
Beverages	2,479,802	—	—	2,479,802
Professional Services	2,445,073	—	—	2,445,073
Consumer Staples Distribution & Retail	2,188,471	—	—	2,188,471
Gas Utilities	—	2,182,434	—	2,182,434
Residential REITs	1,914,577	—	—	1,914,577
IT Services	—	1,290,030	—	1,290,030
Hotels, Restaurants & Leisure	1,224,531	—	—	1,224,531
Life Sciences Tools & Services	973,769	—	—	973,769
Health Care Equipment & Supplies	960,299	—	—	960,299

Total Common Stock	128,497,089	10,893,550	—	139,390,639

Money Market Investments	6,316,363	—	—	6,316,363

Total Investments	$134,813,452	$10,893,550	$—	$145,707,002

See accompanying Notes to Financial Statements.

15

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2026

	TCW Concentrated Large Cap Growth Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund
ASSETS
Investments, at Value (1)	$679,278,479	$1,796,298	$42,865,781
Investment in Affiliated Issuers, at Value (2)	4,080,000	33,547,124	220,000
Receivable for Securities Sold	1,022,257	—	—
Receivable for Fund Shares Sold	134,007	—	1,444
Interest and Dividends Receivable	94,150	90,189	62,943
Foreign Tax Reclaims Receivable	—	—	19,865
Receivable from Investment Advisor	20,453	2,123	9,975
Prepaid Expenses	39,907	23,080	24,057

Total Assets	684,669,253	35,458,814	43,204,065

LIABILITIES
Payable for Securities Purchased	—	91,122	—
Payable for Fund Shares Redeemed	283,187	—	10,003
Accrued Directors’ Fees and Expenses	21,678	1,260	1,593
Deferred Accrued Directors’ Fees and Expenses	—	113	209
Accrued Management Fees	351,257	—	27,664
Accrued Distribution Fees	23,266	144	1,903
Transfer Agent Fees Payable	185,279	9,040	17,452
Administration Fee Payable	44,922	12,581	13,049
Audit Fees Payable	16,308	12,685	14,469
Accounting Fees Payable	30,466	4,537	5,110
Custodian Fees Payable	43,096	7,367	7,400
Legal Fees Payable	9,500	446	592
Other Accrued Expenses	64,565	23,748	19,257

Total Liabilities	1,073,524	163,043	118,701

NET ASSETS	$683,595,729	$35,295,771	$43,085,364

NET ASSETS CONSIST OF:
Paid-in Capital	$229,116,061	$31,071,635	$45,990,632
Accumulated Earnings (Loss)	454,479,668	4,224,136	(2,905,268)

NET ASSETS	$683,595,729	$35,295,771	$43,085,364

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$563,496,000	$34,667,542	$33,575,817

I-3 Class Share	$3,207,266	$—	$—

N Class Share	$116,892,463	$628,229	$9,509,547

CAPITAL SHARES OUTSTANDING:(3)
I Class Share	18,924,330	2,838,541	2,501,121

I-3 Class Share	504,721	—	—

N Class Share	5,371,719	51,440	709,437

NET ASSET VALUE PER SHARE: (4)
I Class Share	$29.78	$12.21	$13.42

I-3 Class Share	$6.35	$—	$—

N Class Share	$21.76	$12.21	$13.40

(1)

The identified cost for the TCW Concentrated Large Cap Growth Fund, the TCW Conservative Allocation Fund and the TCW Global Real Estate Fund at April 30, 2026 was $262,345,711, $1,178,171 and $37,466,702, respectively.

(2)

The identified cost for the TCW Concentrated Large Cap Growth Fund, the TCW Conservative Allocation Fund and the TCW Global Real Estate Fund at April 30, 2026 was $4,080,000, $31,109,544 and $220,000, respectively.

(3)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class, I-3 Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

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TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2026

	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund
ASSETS
Investments, at Value (1)	$551,094,263	$140,060,002
Investment in Affiliated Issuers, at Value (2)	1,200,000	5,647,000
Receivable for Securities Sold	1,655,188	—
Receivable for Fund Shares Sold	21,558	74,230
Interest and Dividends Receivable	479,951	76,834
Foreign Tax Reclaims Receivable	194,850	—
Receivable from Investment Advisor	27,957	4,735
Prepaid Expenses	68,972	18,026

Total Assets	554,742,739	145,880,827

LIABILITIES
Payable for Fund Shares Redeemed	292,376	4,306
Accrued Directors’ Fees and Expenses	10,063	3,157
Accrued Management Fees	264,268	79,418
Accrued Distribution Fees	45,964	3,601
Transfer Agent Fees Payable	94,709	22,923
Administration Fee Payable	33,656	15,491
Audit Fees Payable	13,234	16,304
Accounting Fees Payable	15,871	7,056
Custodian Fees Payable	17,670	11,427
Legal Fees Payable	42,157	1,205
Other Accrued Expenses	30,001	20,808

Total Liabilities	859,969	185,696

NET ASSETS	$553,882,770	$145,695,131

NET ASSETS CONSIST OF:
Paid-in Capital	$337,454,700	$92,676,760
Accumulated Earnings (Loss)	216,428,070	53,018,371

NET ASSETS	$553,882,770	$145,695,131

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$322,833,141	$127,119,869

I-3 Class Share	$11,939	$—

N Class Share	$231,037,690	$18,575,262

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	19,854,784	4,017,429

I-3 Class Share	1,484	—

N Class Share	14,327,639	615,367

NET ASSET VALUE PER SHARE: (4)
I Class Share	$16.26	$31.64

I-3 Class Share	$8.05	$—

N Class Share	$16.13	$30.19

(1)	The identified cost for the TCW Relative Value Large Cap Fund and the TCW Relative Value Mid Cap Fund at April 30, 2026 was $385,025,844 and $98,876,014, respectively.
(2)	The identified cost for the TCW Relative Value Large Cap Fund and the TCW Relative Value Mid Cap Fund at April 30, 2026 was $1,200,000 and $5,647,000, respectively.
(3)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class, I-3 Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

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TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2026

	TCW Concentrated Large Cap Growth Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund
INVESTMENT INCOME
Income:
Dividends	$1,108,171 (1)	$12,255	$599,183 (1)
Dividends from Investment in Affiliated Issuers	118,951	683,154	9,319
Interest	41,405	2,434	2,617

Total	1,268,527	697,843	611,119

Expenses:
Management Fees	2,227,059	—	162,793
Accounting Services Fees	2,235	2,459	2,769
Administration Fees	24,345	6,818	7,072
Transfer Agent Fees:
I Class	231,732	6,336	14,056
I-3 Class	2,829	—	—
N Class	71,713	3,362	6,035
Custodian Fees	247	1,713	4,474
Professional Fees	19,885	6,796	9,613
Directors’ Fees and Expenses	43,623	2,112	2,693
Registration Fees:
I Class	11,799	8,230	7,362
I-3 Class	1,859	—	—
N Class	9,296	8,240	7,335
Distribution Fees:
N Class	153,570	754	11,258
Compliance Expense	3,097	3,097	3,097
Shareholder Reporting Expense	5,340	1,276	1,465
Repayment of Reimbursed Expenses:
I Class	13,609	—	—
Other	46,790	3,272	5,507

Total	2,869,028	54,465	245,529

Less Expenses Borne by Investment Advisor:
I Class	—	—	(33,790)
I-3 Class	(3,891)	—	—
N Class	(113,199)	(11,216)	(24,099)

Net Expenses	2,751,938	43,249	187,640

Net Investment Income (Loss)	(1,483,411)	654,594	423,479

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	42,222,212	76,345	(669,499)
Investments in Affiliated Issuers	—	774,875	—
Realized Gain Received as Distribution from Affiliated Issuers	—	885,770	—
Foreign Currency	4	—	(2,926)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(85,066,985)	177,295	4,630,150
Foreign Currency	—	—	1,719
Investments in Affiliated Issuers	—	(1,445,470)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(42,844,769)	468,815	3,959,444

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,328,180)	$1,123,409	$4,382,923

(1)	Net of foreign taxes withheld of $19,763 and $25,630 for the TCW Concentrated Large Cap Growth Fund and the TCW Global Real Estate Fund, respectively.

See accompanying Notes to Financial Statements.

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TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2026

	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund
INVESTMENT INCOME
Income:
Dividends	$4,624,570	$846,256 (1)
Dividends from Investment in Affiliated Issuers	153,572	41,253
Interest	—	9,316

Total	4,778,142	896,825

Expenses:
Management Fees	1,523,448	416,145
Accounting Services Fees	8,418	3,824
Administration Fees	18,239	8,395
Transfer Agent Fees:
I Class	74,511	36,046
I-3 Class	1,912	—
N Class	102,197	10,374
Custodian Fees	2,379	2,070
Professional Fees	10,153	11,593
Directors’ Fees and Expenses	29,728	5,794
Registration Fees:
I Class	9,979	8,830
I-3 Class	2,272	—
N Class	8,213	11,982
Distribution Fees:
N Class	277,109	20,608
Compliance Expense	3,097	3,097
Shareholder Reporting Expense	5,224	2,622
Repayment of Reimbursed Expenses:
I Class	5,305	1,434
N Class	754	—
Other	25,177	7,852

Total	2,108,115	550,666

Less Expenses Borne by Investment Advisor:
I Class	(5,189)	(7,604)
I-3 Class	(4,174)	—
N Class	(155,272)	(29,500)

Net Expenses	1,943,480	513,562

Net Investment Income	2,834,662	383,263

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	50,855,089	11,610,645
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,501,973	13,408,021

Net Realized and Unrealized Gain (Loss) on Investments	53,357,062	25,018,666

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,191,724	$25,401,929

(1)	Net of foreign taxes withheld of $4,580 for the TCW Relative Value Mid Cap Fund.

See accompanying Notes to Financial Statements.

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TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Concentrated Large Cap Growth Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS
Net Investment Income (Loss)	$(1,483,411)	$(3,019,601)	$654,594	$1,146,515
Net Realized Gain on Investments and Foreign Currency Transactions	42,222,216	96,420,530	1,736,990	266,748
Change in Unrealized Appreciation (Depreciation) on Investments	(85,066,985)	55,781,660	(1,268,175)	1,295,355

Increase (Decrease) in Net Assets Resulting from Operations	(44,328,180)	149,182,589	1,123,409	2,708,618

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(87,266,066)	(101,404,869)	(1,502,049)	(2,211,908)

NET CAPITAL SHARE TRANSACTIONS
I Class	36,547,228	39,923,343	535,278	1,605,499
I-3 Class	3,049,781	10,000 (1)	—	—
N Class	804,537	3,840,607	119,944	(33,712)

Increase in Net Assets Resulting from Net Capital Shares Transactions	40,401,546	43,773,950	655,222	1,571,787

Increase (Decrease) in Net Assets	(91,192,700)	91,551,670	276,582	2,068,497
NET ASSETS
Beginning of period	774,788,429	683,236,759	35,019,189	32,950,692

End of period	$683,595,729	$774,788,429	$35,295,771	$35,019,189

(1)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

20

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Real Estate Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS
Net Investment Income	$423,479	$935,829	$2,834,662	$5,964,663
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(672,425)	359,341	50,855,089	102,282,320
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	4,631,869	(1,184,257)	2,501,973	(33,256,600)

Increase in Net Assets Resulting from Operations	4,382,923	110,913	56,191,724	74,990,383

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(793,559)	(861,351)	(101,092,755)	(29,049,858)

NET CAPITAL SHARE TRANSACTIONS
I Class	(757,018)	962,471	77,560,610	4,863,084
I-3 Class	—	—	3,605	10,000 (1)
N Class	(401,986)	(725,885)	26,438,530	(14,218,192)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(1,159,004)	236,586	104,002,745	(9,345,108)

Increase (Decrease) in Net Assets	2,430,360	(513,852)	59,101,714	36,595,417
NET ASSETS
Beginning of period	40,655,004	41,168,856	494,781,056	458,185,639

End of period	$43,085,364	$40,655,004	$553,882,770	$494,781,056

(1)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

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TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Mid Cap Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS
Net Investment Income	$383,263	$956,825
Net Realized Gain on Investments	11,610,645	19,057,094
Change in Unrealized Appreciation (Depreciation) on Investments	13,408,021	(8,626,517)

Increase in Net Assets Resulting from Operations	25,401,929	11,387,402

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(19,438,653)	(8,139,412)

NET CAPITAL SHARE TRANSACTIONS
I Class	35,707,963	5,918,207
N Class	2,671,414	549,459

Increase in Net Assets Resulting from Net Capital Shares Transactions	38,379,377	6,467,666

Increase in Net Assets	44,342,653	9,715,656
NET ASSETS
Beginning of period	101,352,478	91,636,822

End of period	$145,695,131	$101,352,478

See accompanying Notes to Financial Statements.

22

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2026

NOTE 1 — ORGANIZATION

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2026, the Company consisted of 12 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified U.S. Equity Funds

TCW Concentrated Large Cap Growth Fund (Formerly, TCW Select Equities Fund)	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a concentrated portfolio of equity securities of large-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the Russell 1000® Growth Index).

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities.

TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies, meaning those with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 1000® Index.

23

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 1 — ORGANIZATION (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index).
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of (i) fixed income funds, (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (iii) alternative funds investing in asset classes other than equity and fixed income such as commodities or currencies.

All of the Funds offer two classes of shares: I Class and N Class. As of August 25, 2025, each of TCW Concentrated Large Cap Growth Fund and TCW Relative Value Large Cap Fund also offers I-3 Class shares. Each class of a Fund is substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated and unaffiliated funds which are identified on the Schedule of Investments.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ,

24

TCW Funds, Inc.

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the

25

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

26

TCW Funds, Inc.

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security are recognized as capital gain.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized

27

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2026, none of the Funds had derivatives or transactions in derivatives.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of

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TCW Funds, Inc.

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or

29

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The Funds had no OTC derivatives for offset under an ISDA Master Agreement or similar agreements as of April 30, 2026.

NOTE 3 — PORTFOLIO INVESTMENTS

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended April 30, 2026.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

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TCW Funds, Inc.

April 30, 2026

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2026.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2026, the Funds did not enter into option contracts.

NOTE 4 — RISK CONSIDERATIONS

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk: Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

Concentration Risk: Although the TCW Concentrated Large Cap Growth Fund technically remains a diversified fund, as of the end of the reporting period, the relative increase in the market value of certain holdings has made the Fund’s portfolio sufficiently concentrated that investors in the Fund are now subject to the same risks as investing in a non-diversified mutual fund. Non-diversification risk is the risk that the Fund may be more susceptible to any single economic, political or regulatory event

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TCW Funds, Inc.

April 30, 2026

NOTE 4 — RISK CONSIDERATIONS (Continued)

than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers. There can be no assurances as to when or whether the Fund will become less concentrated.

NOTE 5 — FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2026, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Large Cap Growth Fund	$429,412,790	$(13,903,731)	$415,509,060	$267,849,419
TCW Conservative Allocation Fund	3,459,340	(1,481,721)	1,977,619	33,365,803
TCW Global Real Estate Fund	6,941,728	(2,186,545)	4,755,183	38,330,598
TCW Relative Value Large Cap Fund	172,013,689	(9,110,672)	162,903,018	389,391,245
TCW Relative Value Mid Cap Fund	42,979,179	(1,983,153)	40,996,026	104,710,976

At October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Concentrated Large Cap Growth Fund	$—	$87,272,809	$87,272,809
TCW Conservative Allocation Fund	662,554	527,958	1,190,512
TCW Global Real Estate Fund	418,109	—	418,109
TCW Relative Value Large Cap Fund	4,937,796	95,285,529	100,223,325
TCW Relative Value Mid Cap Fund	383,509	19,048,593	19,432,102

For the fiscal year ended October 31, 2025, the tax character of distributions paid was as follows :

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Concentrated Large Cap Growth Fund	$—	$101,404,869	$101,404,869
TCW Conservative Allocation Fund	1,437,531	774,377	2,211,908
TCW Global Real Estate Fund	861,351	—	861,351
TCW Relative Value Large Cap Fund	3,506,515	25,543,343	29,049,858
TCW Relative Value Mid Cap Fund	656,371	7,483,041	8,139,412

At October 31, 2025, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Global Real Estate Fund	$7,255,099	$—	$7,255,099

The Funds did not have any unrecognized tax benefits at April 30, 2026, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2026. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 6 — FUND MANAGEMENT FEES AND OTHER EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Concentrated Large Cap Growth Fund	0.65%
TCW Global Real Estate Fund	0.80%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees indirectly as a shareholder in the underlying affiliated funds.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Concentrated Large Cap Growth Fund
I Class	0.80% (1)
I-3 Class	0.88% (1)
N Class	1.00% (1)
TCW Conservative Allocation Fund
I Class	0.85% (1)
N Class	0.85% (1)
TCW Global Real Estate Fund
I Class	0.90% (1)
N Class	1.00% (1)
TCW Relative Value Large Cap Fund
I Class	0.70% (1)
I-3 Class	0.80% (1)
N Class	0.85% (1)
TCW Relative Value Mid Cap Fund
I Class	0.85% (1)
N Class	0.95% (1)

(1)	These limitations are based on an agreement between the Advisor and the Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement by or from the Advisor shall be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement to the extent approved by the disinterested Directors. The Advisor may not request or receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At April 30, 2026, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2027	Expires 10/31/2028	Expires 10/31/2029	Total
TCW Concentrated Large Cap Growth Fund	$180,680	$216,251	$117,090	$514,021
TCW Conservative Allocation Fund	27,625	23,271	11,216	62,112
TCW Global Real Estate Fund	186,816	167,550	57,889	409,255
TCW Relative Value Large Cap Fund	334,503	473,263	163,159	970,925
TCW Relative Value Mid Cap Fund	139,689	152,432	37,021	329,142

Total	$869,313	$1,029,767	$386,375	$2,285,455

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TCW Funds, Inc.

April 30, 2026

NOTE 6 — FUND MANAGEMENT FEES AND OTHER EXPENSES (Continued)

During the period ended April 30, 2026, the Advisor recouped $13,609, $6,059 and $1,434 from TCW Concentrated Large Cap Growth Fund, TCW Relative Value Large Cap Fund and TCW Relative Value Mid Cap Fund, respectively.

Directors’ Fees: The Funds pay each Independent Director an annual retainer of $92,500. In addition, each Independent Director receives a per-meeting fee for every Board of Directors meeting attended. For in-person attendance, the fee is $6,500 per meeting. For telephonic attendance, the fee is $1,000 for meetings lasting more than one hour and $500 for meetings lasting one hour or less. The Independent Chair of the Board of Directors receives an additional annual retainer of $37,500. The Independent Vice Chair receives an additional annual retainer of $25,000. The Chairs of the Audit Committee and the Nominating and Governance Committee each receive an additional annual retainer of $6,250. These retainers and meeting fees are prorated across each series of the Company. The Independent Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending meetings of the Board or a committee of the Board. Interested Directors and officers who are employed by the Advisor or an affiliated company thereof receive no compensation or expense reimbursement from the Company. Directors do not receive any pension or retirement benefits as a result of their service as a Director of the Corporation. The expenses related to the annual retainer and meeting fees are recorded in the Statement of Operations.

NOTE 7 — DISTRIBUTION PLAN

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

NOTE 8 — TRANSACTIONS WITH AFFILIATES

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2026 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
TCW Artificial Intelligence ETF	1.30%
TCW Durable Growth ETF	0.82%
TCW Concentrated Large Cap Growth Fund — I Class	0.22%
TCW Emerging Markets Income Fund — I Class	0.01%
TCW Global Bond Fund — I Class	4.30%
TCW Global Real Estate Fund — I Class	2.56%
TCW MetWest High Yield Bond Fund — I Class	0.10%
TCW MetWest Low Duration Bond Fund — I Class	0.07%
TCW MetWest Total Return Bond Fund — I Class	0.03%
TCW MetWest Unconstrained Bond Fund — I Class	0.14%
TCW Relative Value Large Cap Fund — I Class	0.66%
TCW Relative Value Mid Cap Fund — I Class	0.52%
TCW Securitized Bond Fund — I Class	0.53%
TCW Transform Supply Chain ETF	1.76%
TCW Transform Systems ETF	0.08%
TCW White Oak Emerging Markets Equity Fund — I Class	1.55%

(1)	Percentage ownership based on total net assets of the underlying fund.

35

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 8 — TRANSACTIONS WITH AFFILIATES (Continued)

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov.

NOTE 9 — PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2026 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds
TCW Concentrated Large Cap Growth Fund	$64,343,965	$111,114,951
TCW Conservative Allocation Fund	5,728,298	4,962,896
TCW Global Real Estate Fund	18,005,751	19,417,989
TCW Relative Value Large Cap Fund	201,919,767	195,747,789
TCW Relative Value Mid Cap Fund	53,021,398	38,907,685

NOTE 10 — CAPITAL SHARE TRANSACTIONS

Transactions in each Fund’s shares were as follows:

TCW Concentrated Large Cap Growth Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,854,104	$57,189,409	3,242,684	$99,342,193
Shares Issued upon Reinvestment of Dividends	1,661,297	50,270,833	1,832,528	56,771,727
Shares Redeemed	(2,359,341)	(70,913,014)	(3,664,727)	(116,190,577)

Net Increase	1,156,060	$36,547,228	1,410,485	$39,923,343

I-3 Class (1)	Shares	Amount	Shares	Amount
Shares Sold	504,158	$3,051,932	1,000	$10,000
Shares Issued upon Reinvestment of Dividends	584	3,771	—	—
Shares Redeemed	(1,021)	(5,922)	—	—

Net Increase	503,721	$3,049,781	1,000	$10,000

N Class	Shares	Amount	Shares	Amount
Shares Sold	61,508	$1,368,641	204,175	$4,944,233
Shares Issued upon Reinvestment of Dividends	858,427	18,988,400	989,781	23,358,824
Shares Redeemed	(887,915)	(19,552,504)	(1,001,832)	(24,462,450)

Net Increase	32,020	$804,537	192,124	$3,840,607

(1) I-3 Class commenced operations on August 26, 2025.

TCW Conservative Allocation Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	86,162	$1,040,606	375,908	$4,548,912
Shares Issued upon Reinvestment of Dividends	123,934	1,467,377	189,882	2,153,256
Shares Redeemed	(161,920)	(1,972,705)	(427,227)	(5,096,669)

Net Increase	48,176	$535,278	138,563	$1,605,499

N Class	Shares	Amount	Shares	Amount
Shares Sold	28,664	$345,834	1,429	$16,587
Shares Issued upon Reinvestment of Dividends	1,728	20,492	3,227	36,660
Shares Redeemed	(20,434)	(246,382)	(7,171)	(86,959)

Net Increase (Decrease)	9,958	$119,944	(2,515)	$(33,712)

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TCW Funds, Inc.

April 30, 2026

NOTE 10 — CAPITAL SHARE TRANSACTIONS (Continued)

TCW Global Real Estate Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	460,665	$5,786,118	475,511	$5,781,257
Shares Issued upon Reinvestment of Dividends	46,213	564,475	52,585	629,394
Shares Redeemed	(552,386)	(7,107,611)	(450,377)	(5,448,180)

Net Increase (Decrease)	(45,508)	$(757,018)	77,719	$962,471

N Class	Shares	Amount	Shares	Amount
Shares Sold	10,458	$136,790	52,157	$639,123
Shares Issued upon Reinvestment of Dividends	14,541	177,311	15,386	184,545
Shares Redeemed	(56,550)	(716,087)	(128,884)	(1,549,553)

Net Decrease	(31,551)	$(401,986)	(61,341)	$(725,885)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	3,164,561	$50,459,539	1,415,251	$22,941,941
Shares Issued upon Reinvestment of Dividends	3,630,906	54,645,136	945,026	14,846,351
Shares Redeemed	(1,756,619)	(27,544,065)	(2,038,844)	(32,925,208)

Net Increase	5,038,848	$77,560,610	321,433	$4,863,084

I-3 Class (1)	Shares	Amount	Shares	Amount
Shares Sold	—	$—	1,000	$10,000
Shares Issued upon Reinvestment of Dividends	484	3,605	—	—

Net Increase	484	$3,605	1,000	$10,000

N Class	Shares	Amount	Shares	Amount
Shares Sold	221,283	$3,526,672	428,975	$6,876,908
Shares Issued upon Reinvestment of Dividends	2,991,875	44,668,691	867,665	13,570,275
Shares Redeemed	(1,386,281)	(21,756,833)	(2,158,753)	(34,665,375)

Net Increase (Decrease)	1,826,877	$26,438,530	(862,113)	$(14,218,192)

(1) I-3 Class commenced operations on August 26, 2025.

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	753,626	$21,748,312	100,214	$3,046,761
Shares Issued upon Reinvestment of Dividends	597,452	16,298,478	236,487	6,742,253
Shares Redeemed	(79,923)	(2,338,827)	(131,218)	(3,870,807)

Net Increase	1,271,155	$35,707,963	205,483	$5,918,207

N Class	Shares	Amount	Shares	Amount
Shares Sold	48,688	$1,379,968	39,174	$1,052,365
Shares Issued upon Reinvestment of Dividends	114,653	2,985,567	46,871	1,287,073
Shares Redeemed	(62,087)	(1,694,121)	(63,900)	(1,789,979)

Net Increase	101,254	$2,671,414	22,145	$549,459

NOTE 11 — AFFILIATE OWNERSHIP

As of April 30, 2026, affiliates of the Funds and Advisor owned 26.15% of the net assets of the TCW Global Real Estate Fund.

37

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 12 — RESTRICTED SECURITIES

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2026.

NOTE 13 — COMMITTED LINE OF CREDIT

The Funds, together with the TCW Metropolitan West Funds and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 17, 2026. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the six months ended April 30, 2026. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

NOTE 14 — INDEMNIFICATIONS

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

NOTE 15 — SEGMENT REPORTING

The Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that are executed by the Funds’ portfolio management team.

38

TCW Funds, Inc.

April 30, 2026

NOTE 15 — SEGMENT REPORTING (Continued)

A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), which acts in accordance with Board of Director reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statements of Operations.

NOTE 16 — RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to each Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. There was no impact to the Funds’ financial statements and no additional disclosures were required for the period ended April 30, 2026.

NOTE 17 — SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

39

TCW Concentrated Large Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$35.49		$33.42	$25.37	$25.79	$44.70	$34.13

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.06)		(0.13)	(0.05)	(0.04)	(0.12)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(1.88)		6.98	11.38	3.82	(13.71)	13.23

Total from Investment Operations	(1.94)		6.85	11.33	3.78	(13.83)	13.09

Less Distributions:
Distributions from Net Realized Gain	(3.77)		(4.78)	(3.28)	(4.20)	(5.08)	(2.52)

Total Distributions	(3.77)		(4.78)	(3.28)	(4.20)	(5.08)	(2.52)

Net Asset Value per Share, End of period	$29.78		$35.49	$33.42	$25.37	$25.79	$44.70

Total Return	(5.63	%)(2)	22.53%	47.90%	18.60%	(34.93%)	40.32%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$563,496		$630,587	$546,751	$429,236	$462,670	$801,597

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.78	%(3)	0.78%	0.78%	0.77%	0.79%	0.77%

After Expense Reimbursement	0.78	%(3)	0.77%	0.78%	0.77%	0.79%	0.77%

Ratio of Net Investment Loss to Average Net Assets	(0.41	%)(3)	(0.40%)	(0.17%)	(0.16%)	(0.38%)	(0.37%)

Portfolio Turnover Rate(4)	9.33	%(2)	16.69%	12.77%	10.42%	12.12%	8.17%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

40

TCW Concentrated Large Cap Growth Fund

Financial Highlights — I-3 Class

	Six Months Ended April 30, 2026 (Unaudited)		Period from August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.66		$10.00(1)

Income (Loss) from Investment Operations:
Net investment loss(2)	(0.01)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.53)		0.67

Total from investment operations	(0.54)		0.66

Less Distributions:
Distributions from Net Realized Gain	(3.77)		—

Total distributions	(3.77)		—

Net Asset Value per Share, End of period	$6.35		$10.66

Total Return	(5.66	)%(3)	6.60	%(5)

Ratios/Supplemental data:

Net assets, end of period (in thousands)	$3,207		$11

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.76	%(4)	1.77	%(4)

After Expense Reimbursement	0.88	%(4)	0.87	%(4)

Ratio of Net Investment Income to Average Net Assets	(0.51	%)(4)	(0.60	%)(4)

Portfolio Turnover Rate(6)	9.33	%(5)	16.69	%(5)

(1)	I-3 Class commenced operations on August 26, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the six months ended April 30, 2026 and not indicative of a full year’s results.
(4)	Annualized.
(5)	Not annualized.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

41

TCW Concentrated Large Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$27.00		$26.51	$20.73	$21.89	$38.76	$29.95

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.06)		(0.13)	(0.08)	(0.06)	(0.15)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	(1.41)		5.40	9.14	3.10	(11.64)	11.52

Total from Investment Operations	(1.47)		5.27	9.06	3.04	(11.79)	11.33

Less Distributions:
Distributions from Net Realized Gain	(3.77)		(4.78)	(3.28)	(4.20)	(5.08)	(2.52)

Total Distributions	(3.77)		(4.78)	(3.28)	(4.20)	(5.08)	(2.52)

Net Asset Value per Share, End of period	$21.76		$27.00	$26.51	$20.73	$21.89	$38.76

Total Return	(5.67	)%(2)	22.41%	47.65%	18.50%	(35.03)%	40.06%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$116,892		$144,190	$136,486	$106,292	$104,856	$193,727

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.08	%(3)	1.06%	1.06%	1.06%	1.08%	1.04%

After Expense Reimbursement	0.89	%(3)	0.90%	0.93%	0.93%	0.94%	0.96%

Ratio of Net Investment Loss to Average Net Assets	(0.52	%)(3)	(0.53%)	(0.33%)	(0.32%)	(0.53%)	(0.56%)

Portfolio Turnover Rate(4)	9.33	%(2)	16.69%	12.77%	10.42%	12.12%	8.17%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

42

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$12.37		$12.22	$10.48	$10.57	$13.96	$12.22

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23		0.42	0.38	0.32	0.23	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.16		0.57	1.71	0.09	(2.35)	1.80

Total from Investment Operations	0.39		0.99	2.09	0.41	(2.12)	1.93

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.50)	(0.35)	(0.22)	(0.30)	(0.12)
Distributions from Net Realized Gain	(0.32)		(0.34)	—	(0.28)	(0.97)	(0.07)

Total Distributions	(0.55)		(0.84)	(0.35)	(0.50)	(1.27)	(0.19)

Net Asset Value per Share, End of period	$12.21		$12.37	$12.22	$10.48	$10.57	$13.96

Total Return	3.23	%(2)	8.74%	20.22%	3.97%	(16.80%)	15.92%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$34,668		$34,507	$32,412	$27,165	$27,624	$35,264

Ratio of Expenses to Average Net Assets:(3)

Before Expense Reimbursement	0.24	%(4)	0.31%	0.52%	0.44%	0.41%	0.44%

After Expense Reimbursement	N/A		N/A	N/A	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	3.82	%(4)	3.54%	3.23%	3.00%	1.96%	0.94%

Portfolio Turnover Rate(5)	14.31	%(2)	24.78%	31.18%	23.57%	16.20%	26.34%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

43

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$12.35		$12.25	$10.49	$10.57	$13.97	$12.22

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.37	0.37	0.30	0.17	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.16		0.57	1.72	0.09	(2.34)	1.81

Total from Investment Operations	0.36		0.94	2.09	0.39	(2.17)	1.90

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.50)	(0.33)	(0.19)	(0.26)	(0.08)
Distributions from Net Realized Gain	(0.32)		(0.34)	—	(0.28)	(0.97)	(0.07)

Total Distributions	(0.50)		(0.84)	(0.33)	(0.47)	(1.23)	(0.15)

Net Asset Value per Share, End of period	$12.21		$12.35	$12.25	$10.49	$10.57	$13.97

Total Return	3.02	%(2)	8.37%	20.02%	3.78%	(17.08)%	15.64%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$628		$512	$539	$317	$347	$736

Ratio of Expenses to Average Net Assets:(3)

Before Expense Reimbursement	4.40	%(4)	4.92%	6.08%	7.18%	4.18%	3.73%

After Expense Reimbursement	0.68	%(4)	0.68%	0.68%	0.67%	0.67%	0.68%

Ratio of Net Investment Income to Average Net Assets	3.35	%(4)	3.14%	3.11%	2.75%	1.41%	0.70%

Portfolio Turnover Rate(5)	14.31	%(2)	24.78%	31.18%	23.57%	16.20%	26.34%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

44

TCW Global Real Estate Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$12.37		$12.59	$9.60	$10.31	$15.45	$11.07

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.28	0.27	0.28	0.27	0.36
Net Realized and Unrealized Gain (Loss) on Investments	1.17		(0.24)	2.94	(0.83)	(3.98)	4.30

Total from Investment Operations	1.30		0.04	3.21	(0.55)	(3.71)	4.66

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.26)	(0.22)	(0.16)	(0.45)	(0.28)
Distributions from Net Realized Gain	—		—	—	—	(0.85)	—
Distributions from Return of Capital	—		—	—	—	(0.13)	—

Total Distributions	(0.25)		(0.26)	(0.22)	(0.16)	(1.43)	(0.28)

Net Asset Value per Share, End of period	$13.42		$12.37	$12.59	$9.60	$10.31	$15.45

Total Return	10.71	%(2)	0.36%	33.41%	(5.34%)	(26.38%)	42.32%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$33,576		$31,501	$31,081	$16,001	$17,741	$24,949

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.11	%(3)	1.17%	1.42%	1.34%	1.32%	1.45%

After Expense Reimbursement	0.90	%(3)	0.90%	0.90%	0.90%	0.90%	0.92%

Ratio of Net Investment Income to Average Net Assets	2.10	%(3)	2.32%	2.24%	2.57%	2.12%	2.50%

Portfolio Turnover Rate(4)	44.76	%(2)	59.50%	71.48%	65.26%	167.41%	164.29%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

45

TCW Global Real Estate Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$12.35		$12.57	$9.59	$10.30	$15.43	$11.06

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.25	0.25	0.26	0.25	0.33
Net Realized and Unrealized Gain (Loss) on Investments	1.16		(0.23)	2.94	(0.82)	(3.97)	4.30

Total from Investment Operations	1.29		0.02	3.19	(0.56)	(3.72)	4.63

Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.24)	(0.21)	(0.15)	(0.44)	(0.26)
Distributions from Net Realized Gain	—		—	—	—	(0.85)	—
Distributions from Return of Capital	—		—	—	—	(0.12)	—

Total Distributions	(0.24)		(0.24)	(0.21)	(0.15)	(1.41)	(0.26)

Net Asset Value per Share, End of period	$13.40		$12.35	$12.57	$9.59	$10.30	$15.43

Total Return	10.69	%(2)	0.27%	33.35%	(5.54)%	(26.43)%	42.10%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$9,510		$9,154	$10,088	$7,595	$11,608	$14,634

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.54	%(3)	1.61%	1.85%	1.71%	1.64%	1.90%

After Expense Reimbursement	1.00	%(3)	1.00%	1.00%	1.00%	1.00%	1.03%

Ratio of Net Investment Income to Average Net Assets	2.01	%(3)	2.10%	2.14%	2.42%	1.95%	2.36%

Portfolio Turnover Rate(4)	44.76	%(2)	59.50%	71.48%	65.26%	167.41%	164.29%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

46

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023	2022	2021
Net Asset Value per Share, Beginning of period	$18.16		$16.48	$12.66		$13.10	$15.04	$10.84

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.22	0.19		0.20	0.19	0.18
Net Realized and Unrealized Gain (Loss) on Investments	1.70		2.52	4.30		0.26	(0.90)	5.07

Total from Investment Operations	1.79		2.74	4.49		0.46	(0.71)	5.25

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.13)	(0.20)		(0.20)	(0.19)	(0.22)
Distributions from Net Realized Gain	(3.48)		(0.93)	(0.47)		(0.70)	(1.04)	(0.83)

Total Distributions	(3.69)		(1.06)	(0.67)		(0.90)	(1.23)	(1.05)

Net Asset Value per Share, End of period	$16.26		$18.16	$16.48		$12.66	$13.10	$15.04

Total Return	11.49	%(2)	17.58%	36.37%		3.61%	(5.56%)	50.84%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$322,833		$269,091	$238,897		$97,169	$101,088	$117,205

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.70	%(3)	0.72%	0.77%		0.82%	0.83%	0.80%

After Expense Reimbursement	0.70	%(3)	0.70%	0.70%		0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	1.18	%(3)	1.36%	1.23%		1.49%	1.43%	1.31%

Portfolio Turnover Rate(5)	38.83	%(2)	61.97%	38.69	%(4)	19.65%	17.81%	17.16%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)

The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets of the TCW Relative Value Dividend Appreciation Fund on June 17, 2024. The portfolio turnover rate would have been 39.50% without the adjustment.

(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

47

TCW Relative Value Large Cap Fund

Financial Highlights — I-3 Class

	Six Months Ended April 30, 2026 (Unaudited)		Period from August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.71		$10.00(1)

Income (Loss) from Investment Operations:
Net investment income(2)	0.05		0.01
Net Realized and Unrealized Gain on Investments	0.89		0.70

Total from investment operations	0.94		0.71

Less Distributions:
Distributions from Net Investment Income	(0.12)		—
Distributions from Net Realized Gain	(3.48)		—

Total distributions	(3.60)		—

Net Asset Value per Share, End of period	$8.05		$10.71

Total Return	11.53	%(3)	7.10	%(3)

Ratios/Supplemental data:

Net assets, end of period (in thousands)	$12		$11

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	76.58	%(4)	0.91	%(4)

After Expense Reimbursement	0.78	%(4)	0.80	%(4)

Ratio of Net Investment Income to Average Net Assets	1.11	%(4)	0.73	%(4)

Portfolio Turnover Rate(5)	38.83	%(3)	61.97	%(3)

(1)	I-3 Class commenced operations on August 26, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

48

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023	2022	2021
Net Asset Value per Share, Beginning of period	$18.05		$16.41	$12.60		$13.04	$14.97	$10.79

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.20	0.16		0.17	0.17	0.15
Net Realized and Unrealized Gain (Loss) on Investments	1.69		2.50	4.29		0.26	(0.91)	5.05

Total from Investment Operations	1.77		2.70	4.45		0.43	(0.74)	5.20

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.13)	(0.17)		(0.17)	(0.15)	(0.19)
Distributions from Net Realized Gain	(3.48)		(0.93)	(0.47)		(0.70)	(1.04)	(0.83)

Total Distributions	(3.69)		(1.06)	(0.64)		(0.87)	(1.19)	(1.02)

Net Asset Value per Share, End of period	$16.13		$18.05	$16.41		$12.60	$13.04	$14.97

Total Return	11.45	%(2)	17.39%	36.17%		3.41%	(5.72)%	50.56%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$231,038		$225,679	$219,289		$8,337	$9,007	$10,506

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.99	%(5)	1.02%	1.05%		1.32%	1.34%	1.30%

After Expense Reimbursement	0.85	%(5)	0.85%	0.85%		0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	1.03	%(5)	1.22%	1.01%		1.29%	1.23%	1.11%

Portfolio Turnover Rate(4)	38.83	%(2)	61.97%	38.69	%(3)	19.65%	17.81%	17.16%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)

The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets of the TCW Relative Value Dividend Appreciation Fund on June 17, 2024. The portfolio turnover rate would have been 39.50% without the adjustment.

(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(5)	Annualized.

See accompanying Notes to Financial Statements.

49

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$31.27		$30.38	$23.24	$23.57	$29.62	$18.90

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.30	0.61	0.21	0.19	0.17
Net Realized and Unrealized Gain (Loss) on Investments	6.12		3.29	7.15	0.05	(2.80)	10.72

Total from Investment Operations	6.22		3.59	7.76	0.26	(2.61)	10.89

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.29)	(0.21)	(0.20)	(0.16)	(0.17)
Distributions from Net Realized Gain	(5.80)		(2.41)	(0.41)	(0.39)	(3.28)	—

Total Distributions	(5.85)		(2.70)	(0.62)	(0.59)	(3.44)	(0.17)

Net Asset Value per Share, End of period	$31.64		$31.27	$30.38	$23.24	$23.57	$29.62

Total Return	22.88	%(2)	12.69%	33.77%	1.15%	(10.35%)	57.90%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$127,120		$85,881	$77,197	$59,647	$62,726	$72,545

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.86	%(3)	0.93%	0.99%	0.97%	1.01%	0.97%

After Expense Reimbursement	0.85	%(3)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Investment Income to Average Net Assets	0.66	%(3)	1.03%	2.18%	0.86%	0.75%	0.63%

Portfolio Turnover Rate(4)	32.93	%(2)	64.79%	38.54%	27.55%	28.82%	44.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

50

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$30.09		$29.35	$22.46	$22.79	$28.75	$18.34

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.26	0.56	0.18	0.16	0.14
Net Realized and Unrealized Gain (Loss) on Investments	5.87		3.17	6.92	0.05	(2.71)	10.42

Total from Investment Operations	5.95		3.43	7.48	0.23	(2.55)	10.56

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.28)	(0.18)	(0.17)	(0.13)	(0.15)
Distributions from Net Realized Gain	(5.80)		(2.41)	(0.41)	(0.39)	(3.28)	—

Total Distributions	(5.85)		(2.69)	(0.59)	(0.56)	(3.41)	(0.15)

Net Asset Value per Share, End of period	$30.19		$30.09	$29.35	$22.46	$22.79	$28.75

Total Return	22.85	%(2)	12.56%	33.66%	1.05%	(10.45)%	57.78%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$18,575		$15,471	$14,440	$11,801	$13,181	$16,708

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.31	%(3)	1.32%	1.39%	1.36%	1.39%	1.37%

After Expense Reimbursement	0.95	%(3)	0.95%	0.95%	0.95%	0.95%	0.95%

Ratio of Net Investment Income to Average Net Assets	0.55	%(3)	0.93%	2.08%	0.76%	0.65%	0.54%

Portfolio Turnover Rate(4)	32.93	%(2)	64.79%	38.54%	27.55%	28.82%	44.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

51

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed on TCW’s website. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Resources/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Company’s first and third quarters and are available on the SEC’s website at www.sec.gov.

52

TCW Funds, Inc.

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Directors

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Richard Villa

Advisor

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, MO 64121

Officers

Richard Villa

President and Principal Executive Officer

Treasurer, Principal Financial Officer

Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, CA 90071

For Additional Information

Call 800 FUND TCW (800 386 3829)

or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution).

We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

 Semi-Annual

 Financial

 Statements

  and Other Information Form N-CSR Items 7-11

  April 30, 2026

TCW Fixed Income Funds

Central Cash Fund

Core Fixed Income Fund

Global Bond Fund

Securitized Bond Fund

TCW Funds, Inc.

Table of Contents	April 30, 2026

TCW Central Cash Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues		Shares	Value

SHORT -TERM INVESTMENTS — 111.6% of Net Assets

MONEY MARKET INVESTMENTS — 0.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3. 60% (1)

		5,055,595	$5,055,595

Total Money Market Investments (Cost: $5,055,595)			5,055,595

Issues	Maturity Date	Principal Amount	Value

REPURCHASE AGREEMENTS — 40.3%

JP Morgan Securities Issued 4/30/26, repurchase date 5/1/26 (Collateralized by U.S. Treasury Securities valued at $510,000,081, 3.38%, due 12/31/27)

3.64%	05/01/26	$500,000,000	500,000,000

Barclays Capital, Inc. Issued 4/30/26, repurchase date 5/1/26 (Collateralized by U.S. Treasury Securities valued at $510,000,086, 3.13% — 3.88%, due 4/30/30 — 2/15/42)

3.64%	05/01/26	500,000,000	500,000,000

Bank of Montreal Issued 4/30/26, repurchase date 5/1/26 (Collateralized by U.S. Treasury Securities valued at $306,000,090, 0.00% — 4.63%, due 6/15/26 — 8/15/34)

3.64%	05/01/26	300,000,000	300,000,000

Bank of America NA Issued 4/30/26, repurchase date 5/1/26 (Collateralized by U.S. Treasury Securities valued at $510,000,026, 0.00% — 5.38%, due 1/15/28 — 8/15/52)

3.64%	05/01/26	500,000,000	500,000,000

Total Repurchase Agreements (Cost: $1,800,000,000)			1,800,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.6%

Federal Home Loan Mortgage Corp. STRIPS (443-AB)

4.00%	04/25/27	25,000,000	24,947,266

Federal Home Loan Mortgage Corp. STRIPS (431-LB)

4.00%	04/25/27	25,399,750	25,352,125

Federal Home Loan Banks

3.92%	03/24/27	100,000,000	100,000,000

Federal Home Loan Banks

3.66% (1 day USD SOFR + 0.030%) (2)	12/10/26	100,000,000	100,000,000

Federal Home Loan Banks

3.66% (1 day USD SOFR + 0.025%) (2)	10/20/26	100,000,000	100,000,000

Federal Home Loan Banks

3.65% (1 day USD SOFR + 0.020%) (2)	05/28/26	100,000,000	100,000,000

Federal Home Loan Banks

3.65% (1 day USD SOFR + 0.020%) (2)	05/08/26	100,000,000	100,000,000

Issues	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Banks

3.65% (1 day USD SOFR + 0.015%) (2)	09/11/26	$100,000,000	$100,000,000

Federal Home Loan Banks

3.65% (1 day USD SOFR + 0.015%) (2)	07/17/26	100,000,000	100,000,000

Federal Home Loan Banks

3.65% (1 day USD SOFR + 0.015%) (2)	06/18/26	100,000,000	100,000,000

Federal Home Loan Banks

3.64% (1 day USD SOFR + 0.010%) (2)	09/22/26	100,000,000	100,000,000

Federal Home Loan Banks

3.64% (1 day USD SOFR + 0.010%) (2)	08/18/26	100,000,000	100,000,000

Federal Home Loan Banks

3.64% (1 day USD SOFR + 0.010%) (2)	06/02/26	100,000,000	100,000,000

Federal Home Loan Banks

3.64% (1 day USD SOFR + 0.005%) (2)	08/10/26	100,000,000	100,000,000

Federal Home Loan Banks

3.64% (1 day USD SOFR + 0.005%) (2)	08/03/26	100,000,000	100,000,000

Federal Home Loan Banks

3.64% (1 day USD SOFR + 0.005%) (2)	06/22/26	100,000,000	100,000,000

Federal Home Loan Banks

3.64% (1 day USD SOFR + 0.005%) (2)	05/04/26	100,000,000	100,000,000

Federal Home Loan Banks

3.63% (1 day USD SOFR + 0.000%) (2)	05/20/26	100,000,000	100,000,000

Federal Farm Credit Banks Funding Corp.

3.65% (1 day USD SOFR + 0.020%) (2)	05/07/26	25,000,000	25,000,000

Total U.S. Government Agency Obligations

(Cost: $1,675,299,391)			1,675,299,391

See accompanying Notes to Financial Statements.

TCW Central Cash Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 33.6%

U.S. Treasury Floating Rate Notes

3.83% (3 mo. Treasury Money Market Yield + 0.205%) (2)	10/31/26	$100,000,000	$100,076,366

U.S. Treasury Bills

3.80% (3)	03/18/27	100,000,000	96,780,192

U.S. Treasury Bills

5.16% (3)	05/07/26	265,111,000	264,950,497

U.S. Treasury Bills

3.57% (3)	06/11/26	140,000,000	139,426,797

U.S. Treasury Bills

3.67% (3)	05/07/26	14,000,000	13,991,579

U.S. Treasury Bills

3.65% (3)	05/21/26	27,500,000	27,445,199

U.S. Treasury Bills

3.68% (3)	05/28/26	78,700,000	78,486,772

U.S. Treasury Bills

3.65% (3)	06/04/26	301,083,000	300,062,161

U.S. Treasury Bills

3.66% (3)	06/04/26	68,246,000	68,014,286

U.S. Treasury Bills

3.67% (3)	06/04/26	210,300,000	209,584,682

U.S. Treasury Bills

3.66% (3)	05/12/26	72,798,000	72,717,866

U.S. Treasury Bills

3.69% (3)	05/12/26	112,300,000	112,175,578

U.S. Treasury Bills

3.66% (3)	06/09/26	17,500,000	17,431,864

Total U.S. Treasury Securities

(Cost: $1,501,143,839)			1,501,143,839

Total Short-Term Investments

(Cost: $4,981,498,825)			4,981,498,825

Total Investments (111.6%)

(Cost: $4,981,498,825)			4,981,498,825

Liabilities In Excess Of Other Assets (-11.6%)			(518,433,968)

Net Assets (100.0%)			$ 4,463,064,857

Notes to the Schedule of Investments:

SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
(1)	Rate disclosed is the 7-day net yield as of April 30,2026.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30,2026.
(3)	Rate shown represents yield-to-maturity.

See accompanying Notes to Financial Statements.

TCW Central Cash Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short -Term Investments
Repurchase Agreement	$—	$1,800,000,000	$—	$1,800,000,000
U.S. Government Agency Obligations	—	1,675,299,391	—	1,675,299,391
U.S. Treasury Securities	—	1,501,143,839	—	1,501,143,839
Money Market Investments	5,055,595	—	—	5,055,595

Total Short -Term Investments	5,055,595	4,976,443,230	—	4,981,498,825

Total Investments	$5,055,595	$4,976,443,230	$—	$4,981,498,825

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 104.9% of Net Assets

CORPORATE BONDS — 14.8%

Aerospace/Defense — 0.2%

General Electric Co.

4.39% (3 mo. USD Term SOFR + 0.742%) (1)	08/15/36		$895,000	$844,826

Agriculture — 0.2%

Imperial Brands Finance PLC (United Kingdom)

3.88% (2)	07/26/29		35,000	34,298

4.50% (2)	06/30/28		1,060,000	1,061,028

				1,095,326

Airlines — 0.2%

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37		906,075	939,373

Auto Manufacturers — 0.1%

Volkswagen Group of America Finance LLC (Germany)

5.65% (2)	03/25/32		15,000	15,298

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (1),(3),(4)	09/06/32	EUR	300,000	392,857

				408,155

Auto Parts & Equipment — 0.0%

Robert Bosch GmbH (Germany)

4.38% (3)	06/02/43	EUR	200,000	227,959

Banks — 2.2%

Bank of America Corp.

1.73% (1 day USD SOFR + 0.960%) (1)	07/22/27		780,000	775,429

1.92% (1 day USD SOFR + 1.370%) (1)	10/24/31		345,000	306,208

2.50% (3 mo. USD Term SOFR + 1.252%) (1)	02/13/31		455,000	421,348

2.57% (1 day USD SOFR + 1.210%) (1)	10/20/32		310,000	276,805

Citigroup, Inc.

2.52% (1 day USD SOFR + 1.177%) (1)	11/03/32		410,000	363,399

3.89% (3 mo. USD Term SOFR + 1.825%) (1)	01/10/28		45,000	44,834

Goldman Sachs Group, Inc.

5.02% (1 day USD SOFR + 1.420%) (1)	10/23/35		5,000	4,919

5.09% (1 day USD SOFR + 1.340%) (1)	04/20/34		185,000	184,567

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

JPMorgan Chase & Co.

1.47% (1 day USD SOFR + 0.765%) (1)	09/22/27		$350,000	$346,126

1.95% (1 day USD SOFR + 1.065%) (1)	02/04/32		145,000	127,980

2.74% (3 mo. USD Term SOFR + 1.510%) (1)	10/15/30		1,070,000	1,007,726

4.20% (3 mo. USD Term SOFR + 1.522%) (1)	07/23/29		935,000	929,306

5.50% (1 day USD SOFR + 1.315%) (1)	01/24/36		45,000	46,092

Morgan Stanley

1.51% (1 day USD SOFR + 0.858%) (1)	07/20/27		1,145,000	1,138,313

2.51% (1 day USD SOFR + 1.200%) (1)	10/20/32		225,000	199,589

Morgan Stanley Private Bank NA

4.20% (1 day USD SOFR + 0.780%) (1)	11/17/28		1,255,000	1,250,909

4.73% (1 day USD SOFR + 1.080%) (1)	07/18/31		315,000	314,679

PNC Financial Services Group, Inc.

5.68% (1 day USD SOFR + 1.902%) (1)	01/22/35		20,000	20,622

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (1)	06/14/27		491,000	489,198

Wells Fargo & Co.

3.58% (3 mo. USD Term SOFR + 1.572%) (1)	05/22/28		260,000	257,819

4.90% (1 day USD SOFR + 2.100%) (1)	07/25/33		315,000	314,209

5.15% (1 day USD SOFR + 1.500%) (1)	04/23/31		820,000	834,243

5.24% (1 day USD SOFR + 1.110%) (1)	01/24/31		770,000	785,138

				10,439,458

Beverages — 0.1%

Maple Parent Holdings Corp.

4.73% (2)	03/26/35	EUR	205,000	241,464

Chemicals — 0.3%

International Flavors & Fragrances, Inc.

2.30% (2)	11/01/30		1,185,000	1,060,670

3.27% (2)	11/15/40		235,000	176,015

				1,236,685

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Commercial Services — 0.1%

AA Bond Co. Ltd. (United Kingdom)

5.50% (3)	07/31/50	GBP	105,000	$138,473

Rentokil Terminix Funding PLC (United Kingdom)

4.63% (2)	04/23/31		480,000	475,416

				613,889

Diversified Financial Services — 0.8%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.30%	01/30/32		1,285,000	1,175,942

American Express Co.

4.92% (1 day USD SOFR + 1.220%) (1)	07/20/33		415,000	416,141

Avolon Holdings Funding Ltd. (Ireland)

2.53% (2)	11/18/27		389,000	377,116

Sumisho Air Lease Corp.

3.63%	12/01/27		400,000	393,976

4.63%	10/01/28		1,500,000	1,496,520

				3,859,695

Electric — 1.7%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (1)	04/01/56		370,000	363,592

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (1)	03/15/56		200,000	199,436

Amprion GmbH (Germany)

4.58% (3)	01/15/46	EUR	200,000	231,086

Appalachian Power Co.

5.65%	04/01/34		1,025,000	1,056,211

Ausgrid Finance Pty. Ltd. (Australia)

5.95% (3)	12/10/35	AUD	210,000	147,133

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (1)	04/01/56		375,000	373,819

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (1)	02/15/56		500,000	501,400

6.20% (5 yr. CMT + 2.006%) (1)	02/15/56		560,000	560,834

Duke Energy Progress LLC

3.70%	10/15/46		1,000,000	746,930

Electricite de France SA

2.00% (3)	12/09/49	EUR	400,000	279,350

4.75% (3)	06/17/44	EUR	400,000	466,953

7.38% (5 yr. U.K. Government Bond + 3.775%) (1),(3),(4)	06/17/35	GBP	200,000	278,738

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Elia Group SA (Belgium)

3.88% (3)	06/11/31	EUR	200,000	$235,551

EnBW Energie Baden-Wuerttemberg AG (Germany)

4.50% (5 yr. EURIBOR ICE Swap + 1.846%) (3),(1)	02/10/56	EUR	100,000	112,739

EnBW International Finance BV (Germany)

5.79% (3)	02/26/36	AUD	210,000	145,128

Enel SpA (Italy)

4.50% (5 yr. EURIBOR ICE Swap + 1.821%) (3),(4),(1)	10/14/34	EUR	225,000	252,935

Entergy Corp.

6.10% (5 yr. CMT + 2.013%) (1)	06/15/56		555,000	553,279

Southern Co.

3.75% (5 yr. CMT + 2.915%) (1)	09/15/51		925,000	921,143

6.00% (5 yr. CMT + 1.993%) (1)	04/01/58		525,000	530,975

Southwestern Electric Power Co.

5.20%	04/01/36		5,000	4,934

				7,962,166

Engineering & Construction — 0.1%

Heathrow Funding Ltd. (United Kingdom)

4.50% (3)	07/11/35	EUR	310,000	375,940

Sydney Airport Finance Co. Pty. Ltd.

5.90% (3)	04/19/34	AUD	140,000	99,035

				474,975

Entertainment — 0.1%

Flutter Treasury DAC (Ireland)

6.13% (3)	06/04/31	GBP	185,000	246,993

Food — 0.2%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings

3.00%	02/02/29		240,000	230,618

6.75%	03/15/34		82,000	89,424

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

6.50%	12/01/52		600,000	602,454

				922,496

Gas — 0.2%

National Gas Transmission PLC (United Kingdom)

4.25% (3)	04/05/30	EUR	540,000	649,555

Nortegas Energia Grupo SL (Spain)

4.13% (3)	01/21/33	EUR	200,000	229,875

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Gas (Continued)

Redexis SA

4.38% (3)	05/30/31	EUR	200,000	$237,402

				1,116,832

Health Care-Products — 0.3%

Abbott Laboratories

5.50%	03/15/56		270,000	261,290

Medline Borrower LP

3.88% (2)	04/01/29		1,120,000	1,088,920

Sartorius Finance BV (Germany)

4.50% (3)	09/14/32	EUR	100,000	121,068

4.88% (3)	09/14/35	EUR	100,000	122,892

				1,594,170

Health Care-Services — 1.0%

Cigna Group

5.25%	01/15/36		770,000	771,032

Elevance Health, Inc.

2.55%	03/15/31		480,000	435,758

5.00%	01/15/36		515,000	505,843

5.38%	06/15/34		435,000	442,391

Fresenius Medical Care U.S. Finance III, Inc. (Germany)

1.88% (2)	12/01/26		1,000,000	983,990

Humana, Inc.

5.55%	05/01/35		1,125,000	1,117,890

UnitedHealth Group, Inc.

5.63%	07/15/54		745,000	714,619

				4,971,523

Insurance — 0.6%

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53		2,065,000	2,010,835

Marsh & McLennan Cos., Inc.

4.95%	03/15/36		645,000	636,260

Teachers Insurance & Annuity Association of America

4.27% (2)	05/15/47		130,000	104,272

				2,751,367

Internet — 0.9%

Airbnb, Inc.

5.25%	03/16/36		595,000	593,745

Alphabet, Inc.

3.50%	11/06/38	EUR	175,000	195,876

5.65%	02/15/56		625,000	613,112

Amazon.com, Inc.

4.85%	03/16/64	EUR	135,000	157,142

4.88%	03/13/36		340,000	335,155

5.45%	11/20/55		105,000	99,221

5.80%	03/13/56		485,000	477,555

Issues	Maturity Date	Principal Amount		Value

Internet (Continued)

Booking Holdings, Inc.

3.88%	03/21/45	EUR	165,000	$170,576

Meta Platforms, Inc.

5.63%	11/15/55		1,470,000	1,348,299

6.30%	05/15/56		408,000	407,441

				4,398,122

Lodging — 0.1%

Las Vegas Sands Corp.

6.00%	06/14/30		555,000	572,316

Media — 0.4%

Time Warner Cable LLC

4.50%	09/15/42		1,475,000	1,111,118

5.50%	09/01/41		933,000	804,880

				1,915,998

Miscellaneous Manufacturers — 0.1%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	140,000	96,490

Smiths Group PLC (United Kingdom)

3.63% (3)	11/13/33	EUR	385,000	437,389

				533,879

Oil & Gas Services — 0.1%

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.

4.74%	03/11/46	EUR	210,000	247,946

Petroleos Mexicanos

6.75%	09/21/47		181,000	152,502

				400,448

Packaging & Containers — 0.2%

Amcor Flexibles North America, Inc.

5.10%	03/17/30		235,000	238,048

Amcor U.K. Finance PLC (Australia)

3.75%	02/20/33	EUR	135,000	155,209

3.95%	05/29/32	EUR	515,000	605,020

				998,277

Pharmaceuticals — 0.4%

Bayer U.S. Finance II LLC (Germany)

4.38% (2)	12/15/28		1,023,000	1,014,877

4.88% (2)	06/25/48		865,000	713,435

CVS Health Corp.

4.78%	03/25/38		185,000	171,723

				1,900,035

Pipelines — 0.3%

Southern Natural Gas Co. LLC

7.35%	02/15/31		1,380,000	1,512,839

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Real Estate — 0.1%

Blackstone Property Partners Europe Holdings SARL (Luxemburg)

3.50% (3)	01/29/31	EUR	125,000	$143,839

DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH

4.88% (3)	08/21/30	EUR	100,000	118,974

LEG Immobilien SE (Germany)

1.50% (3)	01/17/34	EUR	100,000	96,113

Vonovia SE (Germany)

5.72% (3)	09/03/35	AUD	220,000	148,953

				507,879

REIT — 1.9%

American Assets Trust LP

3.38%	02/01/31		360,000	327,748

American Tower Corp.

2.90%	01/15/30		750,000	706,237

4.70%	12/15/32		460,000	454,250

5.90%	11/15/33		250,000	262,175

CubeSmart LP

3.00%	02/15/30		317,000	298,642

Digital Dutch Finco BV

1.25% (3)	02/01/31	EUR	560,000	586,954

Equinix Europe 2 Financing Corp. LLC (REIT)

3.63%	11/22/34	EUR	220,000	248,040

Extra Space Storage LP

2.40%	10/15/31		475,000	417,729

3.90%	04/01/29		250,000	245,537

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/31		170,000	161,095

5.63%	03/01/36		220,000	216,003

5.75%	06/01/28		1,600,000	1,621,824

Healthcare Realty Holdings LP

2.05%	03/15/31		164,000	142,665

Hudson Pacific Properties LP

3.25%	01/15/30		168,000	143,825

4.65%	04/01/29		2,000	1,792

Invitation Homes Operating Partnership LP

2.00%	08/15/31		496,000	426,426

LXP Industrial Trust

2.38%	10/01/31		1,592,000	1,385,868

Prologis Euro Finance LLC

4.25%	01/31/43	EUR	450,000	503,775

Rexford Industrial Realty LP

2.15%	09/01/31		25,000	21,680

VICI Properties LP/VICI Notes Co., Inc.

3.88% (2)	02/15/29		325,000	316,410

4.13% (2)	08/15/30		41,000	39,358

WP Carey, Inc. (REIT)

3.75%	05/10/35	EUR	290,000	325,366

				8,853,399

Issues	Maturity Date	Principal Amount		Value

Semiconductors — 0.1%

Foundry JV Holdco LLC

5.50% (2)	01/25/31		$140,000	$143,829

Intel Corp.

3.73%	12/08/47		305,000	218,142

				361,971

Software — 0.7%

Atlassian Corp.

5.50%	05/15/34		240,000	234,346

Fiserv, Inc.

5.25%	08/11/35		535,000	522,042

5.45%	03/15/34		105,000	104,375

5.63%	08/21/33		450,000	455,827

Oracle Corp.

3.60%	04/01/50		285,000	170,362

3.80%	11/15/37		175,000	138,561

3.95%	03/25/51		205,000	129,090

4.00%	11/15/47		370,000	243,756

4.80%	08/03/28		140,000	139,846

6.55%	02/04/46		315,000	292,550

6.70%	02/04/56		190,000	175,222

Paychex, Inc.

5.35%	04/15/32		235,000	237,120

Salesforce, Inc.

5.55%	03/15/36		480,000	478,834

				3,321,931

Telecommunications — 0.6%

Global Switch Finance BV (United Kingdom)

1.38% (3)	10/07/30	EUR	695,000	754,809

Road Michigan Property Owner I LLC

7.50% (2)	03/30/45		135,000	135,288

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (2)	09/20/29		1,002,000	1,005,176

T-Mobile USA, Inc.

5.00%	02/15/36		700,000	685,804

5.05%	07/15/33		350,000	351,708

				2,932,785

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

6.10% (3)	09/12/31	AUD	320,000	229,723

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	420,000	275,686

				505,409

Water — 0.4%

DWR Cymru Financing U.K. PLC

2.38% (3)	03/31/34	GBP	255,000	258,432

6.25% (3)	09/08/37	GBP	185,000	246,018

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Water (Continued)

Severn Trent Utilities Finance PLC

3.88% (3)	08/04/37	EUR	145,000	$164,928

Suez SACA (France)

2.88% (3)	05/24/34	EUR	400,000	432,311

United Utilities Water Finance PLC (United Kingdom)

3.75% (3)	05/23/34	EUR	190,000	220,811

Yorkshire Water Finance PLC (United Kingdom)

2.75% (3)	04/18/41	GBP	200,000	167,220

6.38% (3)	11/18/34	GBP	330,000	451,210

				1,940,930

Total Corporate Bonds

(Cost: $70,631,239)				70,603,570

ASSET-BACKED SECURITIES — 8.4%

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2

1.94% (2)	08/15/46		690,000	684,729

Bain Capital Credit CLO Ltd. Series 2020-5A

4.83% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/20/34		1,200,000	1,200,611

Bain Capital Credit CLO Ltd. Series 2021-4A

4.68% (3 mo. USD Term SOFR + 1.000%) (1),(2)	10/20/34		1,200,000	1,200,767

Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3 (I/O) (I/F)

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	10/15/36		1,200,000	1,198,253

Benefit Street Partners CLO XXV Ltd. Series 2021-25A, Class A1R

4.67% (3 mo. USD Term SOFR + 1.000%) (1),(2)	01/15/35		1,000,000	998,626

BlueMountain CLO Ltd. Series 2015-4A, Class CR2

4.98% (3 mo. USD Term SOFR + 1.300%) (1),(2)	04/20/30		400,000	399,914

Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR3

4.77% (3 mo. USD Term SOFR + 1.090%) (1),(2)	04/20/34		1,200,000	1,201,480

Cloud Capital Holdco LP Series 2024-1A, Class A2

5.78% (2)	11/22/49		925,000	928,187

Clover CLO LLC Series 2018-1A, Class A1RR

5.21% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/20/37		2,190,000	2,190,109

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

4.80% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31		599,003	599,458

Golub Capital Partners CLO 53B Ltd. Series 2021-53A, Class BR

5.03% (3 mo. USD Term SOFR + 1.350%) (1),(2)	07/20/34		1,300,000	1,301,279

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

HPS Loan Management Ltd. Series 2021-16A, Class A1R

4.78% (3 mo. USD Term SOFR + 1.110%) (1),(2)	01/23/35	$1,100,000	$1,100,295

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (2)	01/17/73	795,493	755,731

LCM 37 Ltd. Series 37A, Class A1R

4.73% (3 mo. USD Term SOFR + 1.060%) (1),(2)	04/15/34	1,562,195	1,562,096

Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR

4.73% (3 mo. USD Term SOFR + 1.050%) (1),(2)	10/19/34	1,300,000	1,299,623

Magnetite XXIII Ltd. Series 2019-23A, Class AR2 (I/O) (I/F)

4.66% (3 mo. USD Term SOFR + 0.990%) (1),(2)	01/25/35	1,200,000	1,198,412

Navient Private Education Refi Loan Trust Series 2021-GA, Class A

1.58% (2)	04/15/70	1,788,178	1,612,999

Octagon 57 Ltd. Series 2021-1A, Class AR

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	10/15/34	1,335,000	1,336,051

Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A1RR (I/O) (I/F)

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	10/15/34	1,200,000	1,198,871

Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class A1R

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	07/15/34	1,235,000	1,234,944

Rad CLO 21 Ltd. Series 2023-21A, Class A1R

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/25/37	1,100,000	1,097,527

Rockford Tower CLO Ltd. Series 2019-1A, Class AR2

4.78% (3 mo. USD Term SOFR + 1.100%) (1),(2)	04/20/34	1,450,000	1,450,705

Skyline Aviation, Inc. Class A

3.23%(5)	07/03/38	3,479,414	3,292,674

SLM Student Loan Trust Series 2003-7A, Class A5A

5.15% (90 day USD SOFR Average + 1.462%) (1),(2)	12/15/33	952,192	946,725

SLM Student Loan Trust Series 2008-2, Class B

5.13% (90 day USD SOFR Average + 1.462%) (1)	01/25/83	710,000	766,726

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2008-3, Class B

5.13% (90 day USD SOFR Average + 1.462%) (1)	04/26/83	$710,000	$743,702

SLM Student Loan Trust Series 2008-4, Class A4

5.58% (90 day USD SOFR Average + 1.912%) (1)	07/25/22	960,865	963,375

SLM Student Loan Trust Series 2008-4, Class B

5.78% (90 day USD SOFR Average + 2.112%) (1)	04/25/73	710,000	757,270

SLM Student Loan Trust Series 2008-5, Class B

5.78% (90 day USD SOFR Average + 2.112%) (1)	07/25/73	710,000	758,834

SLM Student Loan Trust Series 2008-6, Class B

5.78% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	710,000	740,478

SLM Student Loan Trust Series 2008-7, Class B

5.78% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	710,000	713,455

Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	10/23/35	1,350,000	1,349,181

Thompson Park CLO Ltd. Series 2021-1A, Class A1R

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	04/15/34	1,100,000	1,100,591

Trinitas CLO XIV Ltd. Series 2020-14A, Class A1R2

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	01/25/34	1,156,787	1,157,093

Trinitas CLO XX Ltd. Series 2022-20A, Class A1R

4.72% (3 mo. USD Term SOFR + 1.040%) (1),(2)	07/20/35	1,200,000	1,200,312

Total Asset-Backed Securities

(Cost: $40,147,411)			40,241,083

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.2%

ALA Trust Series 2025-OANA, Class C

5.75% (1 mo. USD Term SOFR + 2.092%) (1),(2)	06/15/40	1,400,000	1,407,794

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.23% (2),(6)	08/10/38	1,930,000	1,891,423

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BSPDF Issuer LLC Series 2026-FL3, Class AS

5.36% (1 mo. USD Term SOFR + 1.700%) (1),(2)	09/18/43	$1,210,000	$1,211,903

BX Trust Series 2019-OC11, Class A

3.20% (2)	12/09/41	1,485,000	1,409,415

BX Trust Series 2025-ARIA, Class B

5.35% (2),(6)	12/13/42	950,000	952,947

BX Trust Series 2025-VOLT, Class B

5.75% (1 mo. USD Term SOFR + 2.100%) (1),(2)	12/15/44	700,000	700,616

CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3

2.56%	03/15/53	3,004,000	2,733,079

DGWD Trust Series 2025-INFL, Class B

5.45% (1 mo. USD Term SOFR + 1.800%) (1),(2)	08/15/35	1,200,000	1,197,966

Extended Stay America Trust Series 2025-ESH, Class B

5.25% (1 mo. USD Term SOFR + 1.600%) (1),(2)	10/15/42	1,102,788	1,107,202

Hilton USA Trust Series 2025-NVIL, Class A

5.40% (1 mo. USD Term SOFR + 1.743%) (1),(2)	07/15/42	800,000	802,521

Hudson Yards Mortgage Trust Series 2019-30HY, Class A

3.23% (2)	07/10/39	2,185,000	2,079,282

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

3.04% (2),(6)	12/10/41	1,180,000	1,107,137

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (2)	06/05/39	1,160,000	1,097,538

LoanCore Issuer LLC Series 2025-CRE9, Class AS

5.36% (1 mo. USD Term SOFR + 1.700%) (1),(2)	08/18/42	475,000	475,390

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (2)	09/15/54	1,495,000	1,384,766

Sage AR Funding Series 2026-1A, Class C

5.49% (1 day GBP SONIA + 1.750%) (1),(2)	05/18/38	GBP 350,000	477,089

SCG Trust Series 2025-SNIP, Class B

5.30% (1 mo. USD Term SOFR + 1.650%) (1),(2)	09/15/42	1,430,000	1,434,030

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1

3.87% (2),(6)	01/05/43	1,000,000	874,229

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (2),(6)	01/05/43	$70,000	$61,439

Starwood LLC Series 2025-FL4, Class AS

5.36% (1 mo. USD Term SOFR + 1.700%) (1),(2)	11/19/42	1,170,000	1,171,166

WBHT Commercial Mortgage Trust Series 2025-WBM, Class A

5.40% (1 mo. USD Term SOFR + 1.742%) (1),(2)	06/15/42	1,235,000	1,236,216

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $25,364,812)			24,813,148

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 37.1%

Federal Home Loan Mortgage Corp., Pool #A97179

4.50%	03/01/41	686,762	682,008

Federal Home Loan Mortgage Corp., Pool #G06360

4.00%	03/01/41	799,717	777,822

Federal Home Loan Mortgage Corp., Pool #G06498

4.00%	04/01/41	543,507	528,264

Federal Home Loan Mortgage Corp., Pool #G06499

4.00%	03/01/41	357,472	347,235

Federal Home Loan Mortgage Corp., Pool #G07849

3.50%	05/01/44	482,006	454,318

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	917,844	826,547

Federal Home Loan Mortgage Corp., Pool #G08711

3.50%	06/01/46	1,467,703	1,362,472

Federal Home Loan Mortgage Corp., Pool #G08715

3.00%	08/01/46	1,787,906	1,610,063

Federal Home Loan Mortgage Corp., Pool #G08716

3.50%	08/01/46	999,815	928,131

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	1,432,523	1,290,030

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	397,718	369,202

Federal Home Loan Mortgage Corp., Pool #G08726

3.00%	10/01/46	1,386,729	1,248,792

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	1,393,081	1,254,512

Federal Home Loan Mortgage Corp., Pool #G08816

3.50%	06/01/48	200,491	185,344

Federal Home Loan Mortgage Corp., Pool #G08826

5.00%	06/01/48	184,798	185,935

Federal Home Loan Mortgage Corp., Pool #G08843

4.50%	10/01/48	708,738	694,895

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G60038

3.50%	01/01/44	$698,203	$658,564

Federal Home Loan Mortgage Corp., Pool #G60344

4.00%	12/01/45	352,141	338,714

Federal Home Loan Mortgage Corp., Pool #G67706

3.50%	12/01/47	410,212	380,899

Federal Home Loan Mortgage Corp., Pool #G67707

3.50%	01/01/48	4,512,750	4,199,229

Federal Home Loan Mortgage Corp., Pool #G67718

4.00%	01/01/49	1,032,818	986,353

Federal Home Loan Mortgage Corp., Pool #Q05261

3.50%	12/01/41	645,363	611,991

Federal Home Loan Mortgage Corp., Pool #Q20178

3.50%	07/01/43	1,389,889	1,313,246

Federal Home Loan Mortgage Corp., Pool #SD8238

4.50%	08/01/52	1,400,905	1,356,435

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50%	10/01/52	1,018,555	986,033

Federal Home Loan Mortgage Corp., Pool #SD8266

4.50%	11/01/52	413,133	399,903

Federal Home Loan Mortgage Corp., Pool #SL1660

4.50%	10/01/53	848,074	820,996

Federal Home Loan Mortgage Corp., Pool #ZM1779

3.00%	09/01/46	867,852	780,588

Federal Home Loan Mortgage Corp., Pool #ZT1703

4.00%	01/01/49	703,195	670,768

Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ

6.50%	04/15/32	30,153	31,293

Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC)

4.20% (30 day USD SOFR Average + 0.564%) (1)	02/15/33	90,871	90,856

Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC)

4.50%	08/15/33	28,553	28,504

Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)

2.66% (-30 day USD SOFR Average + 6.296%) (1)	05/15/37	2,728	150

Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/O) (I/F)

18.43% (-30 day USD SOFR Average + 42.091%) (1)	07/15/37	108,909	151,811

Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC

5.50%	07/15/37	98,481	101,181

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F)

2.66% (-30 day USD SOFR Average + 6.296%) (1)	10/15/37	$146,781	$13,214

Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL

4.45% (30 day USD SOFR Average + 0.814%) (1)	11/15/37	34,276	34,401

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

2.15% (-30 day USD SOFR Average + 5.786%) (1)	04/15/38	629,575	37,933

Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F)

2.90% (-30 day USD SOFR Average + 6.536%) (1)	04/15/36	200,580	17,936

Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA

3.00%	04/15/48	337,857	301,552

Federal Home Loan Mortgage Corp. STRIPS Series 390, Class C12 (I/O)

4.00%	11/15/52	2,246,959	504,280

Federal National Mortgage Association, Pool #596686

6.50%	11/01/31	2,953	3,078

Federal National Mortgage Association, Pool #727575

5.00%	06/01/33	8,936	9,016

Federal National Mortgage Association, Pool #748751

5.50%	10/01/33	26,064	26,658

Federal National Mortgage Association, Pool #AL0209

4.50%	05/01/41	195,305	193,716

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	178,625	187,333

Federal National Mortgage Association, Pool #AN0245

3.42%	11/01/35	1,468,617	1,405,807

Federal National Mortgage Association, Pool #AS9830

4.00%	06/01/47	404,895	385,404

Federal National Mortgage Association, Pool #BN7755

3.00%	09/01/49	2,042,212	1,823,993

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	1,558,721	1,255,935

Federal National Mortgage Association, Pool #BV7937

4.00%	08/01/52	3,773,923	3,556,673

Federal National Mortgage Association, Pool #BX8625

5.00%	04/01/53	4,442,758	4,398,239

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	918,087	899,086

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	$660,468	$646,799

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	530,435	519,457

Federal National Mortgage Association, Pool #CB0290

2.00%	04/01/51	6,078,351	4,917,766

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	5,552,953	4,733,387

Federal National Mortgage Association, Pool #CB2313

2.50%	12/01/51	6,112,268	5,198,800

Federal National Mortgage Association, Pool #CB3289

2.00%	04/01/52	8,026,503	6,476,644

Federal National Mortgage Association, Pool #FM2318

3.50%	09/01/49	205,574	189,944

Federal National Mortgage Association, Pool #FS4233

4.50%	12/01/52	5,408,656	5,235,960

Federal National Mortgage Association, Pool #FS4701

4.50%	04/01/53	2,848,714	2,755,525

Federal National Mortgage Association, Pool #FS6953

4.00%	02/01/53	2,261,522	2,131,510

Federal National Mortgage Association, Pool #MA1146

4.00%	08/01/42	415,414	401,936

Federal National Mortgage Association, Pool #MA1561

3.00%	09/01/33	694,639	669,301

Federal National Mortgage Association, Pool #MA1584

3.50%	09/01/33	1,013,434	988,831

Federal National Mortgage Association, Pool #MA3182

3.50%	11/01/47	236,652	218,790

Federal National Mortgage Association, Pool #MA4093

2.00%	08/01/40	3,200,374	2,817,008

Federal National Mortgage Association, Pool #MA4281

2.00%	03/01/51	6,164,817	4,985,461

Federal National Mortgage Association, Pool #MA4387

2.00%	07/01/41	460,479	400,680

Federal National Mortgage Association, Pool #MA4512

2.50%	01/01/52	1,512,258	1,276,664

Federal National Mortgage Association, Pool #MA4655

4.00%	07/01/52	3,392,714	3,195,546

Federal National Mortgage Association, Pool #MA5072

5.50%	07/01/53	1,457,617	1,472,825

Federal National Mortgage Association, Pool #MA5138

5.50%	09/01/53	2,631,624	2,657,194

Federal National Mortgage Association Interest STRIPS Series 426, Class C39 (I/O)

2.00%	09/25/51	2,582,873	331,478

Federal National Mortgage Association Interest STRIPS Series 426, Class C43 (I/O)

2.00%	07/25/50	2,233,335	297,354

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association Interest STRIPS Series 426, Class C44 (I/O)

2.00%	03/25/52	$5,489,607	$745,782

Federal National Mortgage Association Interest STRIPS Series 426, Class C45 (I/O)

2.00%	07/25/51	6,469,083	874,533

Federal National Mortgage Association Interest STRIPS Series 438, Class C24 (I/O)

4.00%	07/25/53	1,428,138	316,687

Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/O) (I/F)

14.67% (-30 day USD SOFR Average + 27.424%) (1)	03/25/30	7,623	8,057

Federal National Mortgage Association REMICS Series 2001-34, Class FV

4.26% (30 day USD SOFR Average + 0.614%) (1)	08/25/31	19,995	20,023

Federal National Mortgage Association REMICS Series 2007-89, Class GF

4.28% (30 day USD SOFR Average + 0.634%) (1)	09/25/37	143,234	143,600

Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F)

3.09% (-30 day USD SOFR Average + 6.736%) (1)	04/25/38	32,757	3,488

Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F)

2.44% (-30 day USD SOFR Average + 6.086%) (1)	07/25/38	39,866	2,720

Federal National Mortgage Association REMICS Series 2009-64, Class TB

4.00%	08/25/29	158,299	157,453

Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F)

2.99% (-30 day USD SOFR Average + 6.636%) (1)	09/25/39	25,716	2,663

Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F)

2.57% (-30 day USD SOFR Average + 6.216%) (1)	03/25/40	354,152	31,659

Federal National Mortgage Association REMICS Series 2011-111, Class DB

4.00%	11/25/41	843,834	817,062

Federal National Mortgage Association REMICS Series 2018-38, Class LA

3.00%	06/25/48	653,578	586,321

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2018-43, Class CT

3.00%	06/25/48	$481,995	$432,484

Federal National Mortgage Association REMICS Series 2019-79, Class FA

4.26% (30 day USD SOFR Average + 0.614%) (1)	01/25/50	1,210,892	1,198,138

Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O)

2.00%	07/25/52	18,709,958	2,470,107

Federal National Mortgage Association REMICS Trust Series 2004-W10, Class A6 (PAC)

5.75%	08/25/34	390,948	397,588

Government National Mortgage Association, Pool #608259

4.50%	08/15/33	9,123	9,113

Government National Mortgage Association, Pool #782114

5.00%	09/15/36	37,082	37,584

Government National Mortgage Association, Pool #MA3521

3.50%	03/20/46	655,585	605,818

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	635,631	587,379

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	283,961	256,370

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	619,139	572,139

Government National Mortgage Association, Pool #MA4127

3.50%	12/20/46	901,614	833,170

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	213,989	217,775

Government National Mortgage Association, Pool #MA4589

5.00%	07/20/47	499,337	508,172

Government National Mortgage Association, Pool #MA4722

5.00%	09/20/47	156,556	159,056

Government National Mortgage Association, Pool #MA4777

3.00%	10/20/47	204,286	184,152

Government National Mortgage Association, Pool #MA4838

4.00%	11/20/47	461,301	440,146

Government National Mortgage Association, Pool #MA4901

4.00%	12/20/47	797,431	760,861

Government National Mortgage Association, Pool #MA5078

4.00%	03/20/48	565,169	539,250

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	1,106,266	1,085,755

Government National Mortgage Association, Pool #MA5466

4.00%	09/20/48	38,742	36,887

Government National Mortgage Association, Pool #MA5467

4.50%	09/20/48	67,932	66,672

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA6030

3.50%	07/20/49	$62,823	$56,994

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	447,925	393,083

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	1,582,499	1,540,940

Government National Mortgage Association, Pool #MA9488

5.50%	02/20/54	1,645,254	1,669,456

Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F)

2.69% (-1 mo. USD Term SOFR + 6.356%) (1)	03/20/38	104,774	9,814

Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F)

2.42% (-1 mo. USD Term SOFR + 6.086%) (1)	09/20/38	391,215	33,413

Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F)

1.97% (-1 mo. USD Term SOFR + 5.636%) (1)	01/20/40	606,551	45,292

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	564,917	521,737

Government National Mortgage Association, TBA

2.50% (7)	11/01/51	5,300,000	4,540,499

3.50% (7)	08/01/55	2,700,000	2,439,075

4.00% (7)	07/01/55	5,725,000	5,336,868

5.00% (7)	02/01/56	1,900,000	1,884,077

5.50% (7)	01/01/56	2,275,000	2,291,084

Uniform Mortgage-Backed Security, TBA

2.00% (7)	10/01/51	850,000	680,598

2.50% (7)	10/01/51	125,000	104,728

3.00% (7)	12/01/51	775,000	678,712

3.50% (7)	01/01/52	14,675,000	13,366,320

4.00% (7)	06/01/55	15,725,000	14,752,794

4.50% (7)	02/01/56	10,900,000	10,488,765

5.00% (7)	02/01/56	4,850,000	4,779,622

5.50% (7)	01/01/56	2,275,000	2,287,001

Total Residential Mortgage-Backed Securities — Agency

(Cost: $183,049,433)			177,235,734

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.2%

Ajax Mortgage Loan Trust Series 2019-F, Class A1

2.86% (2)	07/25/59	952,846	933,602

Angel Oak Mortgage Trust Series 2025-8, Class A1

5.41% (2)	07/25/70	1,309,655	1,317,536

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5

2.50% (2),(6)	11/25/51	$2,968,167	$2,677,739

Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2

5.75%	08/25/35	107,144	94,438

Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1

4.06% (1 mo. USD Term SOFR + 0.404%) (1),(2)	09/25/36	2,236,977	2,191,960

Cross Mortgage Trust Series 2025-H2, Class A1

5.36% (2),(6)	03/25/70	1,096,308	1,099,012

Cross Mortgage Trust Series 2026-NQM2, Class A1

4.83% (2),(6)	03/25/61	1,187,496	1,180,048

CSMC Trust Series 2018-RPL9, Class A

3.85% (2),(6)	09/25/57	1,609,757	1,548,212

CSMC Trust Series 2022-ATH2, Class A1

4.55% (2),(6)	05/25/67	2,446,136	2,441,451

Fremont Home Loan Trust Series 2005-E, Class 2A4

4.43% (1 mo. USD Term SOFR + 0.774%) (1)	01/25/36	2,275,035	2,219,309

GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A

3.75% (2)	10/25/57	1,053,258	1,035,014

GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6

2.50% (2),(6)	12/25/51	2,887,454	2,588,903

GS Mortgage-Backed Securities Trust Series 2025-PJ6, Class A5

5.50% (2),(6)	11/25/55	869,257	869,710

GSAA Home Equity Trust Series 2005-11, Class 2A2

4.41% (1 mo. USD Term SOFR + 0.754%) (1)	10/25/35	181,296	205,774

IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1

4.25% (1 mo. USD Term SOFR + 0.594%) (1)	04/25/35	384,751	319,363

JPMorgan Mortgage Trust Series 2021-INV3, Class A3

2.50% (2),(6)	12/25/51	3,672,966	3,301,342

JPMorgan Mortgage Trust Series 2021-INV5, Class A3

3.00% (2),(6)	12/25/51	4,216,996	3,891,190

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1

4.68% (1 mo. USD Term SOFR + 1.029%) (1)	07/25/34	306,618	312,927

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A

5.65%(6)	04/25/34	46,381	45,936

New Residential Mortgage Loan Trust Series 2026-NQM2, Class A1

4.74% (2),(6)	12/25/65	834,572	827,569

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

New Residential Mortgage Loan Trust Series 2026-NQM2, Class A2

5.05% (2)	12/25/65	$370,921	$367,600

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3

4.59% (1 mo. USD Term SOFR + 0.939%) (1)	07/25/35	3,093,441	3,013,057

Starwood Mortgage Residential Trust Series 2021-3, Class A1

1.13% (2),(6)	06/25/56	1,546,440	1,347,239

Structured Asset Investment Loan Trust Series 2004-6, Class A3

4.57% (1 mo. USD Term SOFR + 0.914%) (1)	07/25/34	1,063,326	1,097,108

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1

4.29% (1 mo. USD Term SOFR + 0.634%) (1)	11/25/45	3,008,360	2,851,733

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2

4.61% (6)	03/25/35	322,551	314,971

Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1

6.00%	07/25/37	31,892	29,229

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33

4.77% (1 mo. USD Term SOFR + 1.114%) (1)	10/25/34	1,308,918	1,360,267

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $36,330,311)			39,482,239

U.S. TREASURY SECURITIES — 29.7%

U.S. Treasury Bonds

4.63%	02/15/46	17,800,000	17,000,390

4.75%	02/15/56	9,182,000	8,841,262

U.S. Treasury Notes

3.75%	04/30/28	17,720,000	17,674,662

3.88%	03/31/28	10,273,000	10,271,395

3.88%	03/31/31	4,268,000	4,240,325

3.88%	04/30/31	51,092,000	50,754,713

4.13%	04/30/33	16,450,000	16,367,750

4.13%	02/15/36	17,335,000	16,971,371

Total U.S. Treasury Securities

(Cost: $143,359,784)			142,121,868

FOREIGN GOVERNMENT BONDS — 1.5%

Foreign Government Bonds — 0.9%

Abu Dhabi Government International Bonds

5.50% (2)	04/30/54	623,000	607,462

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Foreign Government Bonds (Continued)

Qatar Government International Bonds

5.10% (2)	04/23/48		$204,000	$194,139

U.K. Gilts

4.38% (3)	03/07/28	GBP	2,425,000	3,290,699

				4,092,300

Regional (State & Province) — 0.6%

New South Wales Treasury Corp.

4.75% (3)	02/20/37	AUD	1,180,000	785,268

5.25% (3)	02/24/38	AUD	625,000	429,604

Queensland Treasury Corp.

5.00% (3)	07/21/37	AUD	1,180,000	796,348

5.25% (3)	08/13/38	AUD	930,000	634,230

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	590,000	287,917

				2,933,367

Total Foreign Government Bonds

(Cost: $6,902,241)				7,025,667

Total Fixed Income Securities

(Cost: $505,785,231)				501,523,309

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0%

Cellnex Telecom SA

0.75% (3)	11/20/31	EUR	200,000	210,762

Total Convertible Corporate Bonds

(Cost: $210,821)				210,762

Total Convertible Securities

(Cost: $210,821)				210,762

PURCHASED OPTIONS (8) — 0.0% (Cost: $32,175)				56,319

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 8.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (9)			2,416,441	2,416,441

TCW Central Cash Fund, 3.69% (9),(10)			39,524,012	39,524,012

Total Money Market Investments

(Cost: $41,940,453)				41,940,453

Total Investments (113.7%) (Cost: $547,968,680)				543,730,843

Liabilities In Excess Of Other Assets (-13.7%)				(65,557,163)

Net Assets (100.0%)				$478,173,680

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2026

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
387	2-Year U.S. Treasury Note Futures	06/30/26	$80,844,712	$80,157,375	$(687,337)
31	5-Year U.S. Treasury Note Futures	06/30/26	3,396,113	3,342,914	(53,199)
20	U.S. Long Bond Futures	06/18/26	2,351,288	2,256,875	(94,413)
161	U.S. Ultra Long Bond Futures	06/18/26	19,280,067	18,520,031	(760,036)

			$105,872,180	$104,277,195	$(1,594,985)

Short Futures
48	10-Year Australian Bond Futures	06/15/26	$(3,722,843)	$(3,694,702)	$28,141
5	10-Year U.S. Treasury Note Futures	06/18/26	(578,194)	(564,297)	13,897
31	3-Year Australian Bond Futures	06/15/26	(2,315,187)	(2,303,907)	11,280
8	30-Year Euro-Buxl Futures	06/08/26	(1,053,269)	(1,022,711)	30,558
17	Euro Schatz Futures	06/08/26	(2,130,562)	(2,108,850)	21,712
38	Euro-Bobl Futures	06/08/26	(5,207,264)	(5,146,285)	60,979
21	Euro-Bund Futures	06/08/26	(3,162,582)	(3,088,121)	74,461
10	Long Gilt Futures	06/26/26	(1,246,877)	(1,176,629)	70,248

			$(19,416,778)	$(19,105,502)	$311,276

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
JP Morgan Chase Bank	EUR	239,412	06/26/26	$281,314	$281,510	$196
Bank of New York	EUR	209,545	06/26/26	247,277	246,391	(886)

				$528,591	$527,901	$(690)

SELL (12)
Citibank N.A.	GBP	4,163,344	06/26/26	$5,541,660	$5,656,773	$(115,113)
Goldman Sachs & Co.	EUR	8,644,978	06/26/26	10,000,126	10,165,094	(164,968)
JP Morgan Chase Bank	AUD	5,956,342	06/26/26	4,093,468	4,278,113	(184,645)
JP Morgan Chase Bank	EUR	97,161	06/26/26	113,808	114,245	(437)
Bank of New York	EUR	294,985	06/26/26	341,928	346,854	(4,926)

				$20,090,990	$20,561,079	$(470,089)

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Swaptions

Description	Counterparty	Coupon Rate (%)	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
5-Year Interest Rate Swap	Barclays Capital	4.06	10/19/26	10,725,000	$10,725,000	$56,319	$32,175	$24,144

Total Purchased Swaptions						$56,319	$32,175	$24,144

Description	Counterparty	Coupon Rate (%)	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Written Swaptions — OTC
2-Year Interest Rate Swap	JP Morgan Chase Bank	3.60	07/15/26	(18,395,000)	$(18,395,000)	$(6,794)	$(14,977)	$8,183
2-Year Interest Rate Swap	JP Morgan Chase Bank	4.60	07/15/26	(18,395,000)	(18,395,000)	(65,545)	(32,449)	(33,096)

Total Written Swaptions						$(72,339)	$(47,426)	$(24,913)

Centrally Cleared - Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 16,375,000	03/20/28	Annual	12-Month SONIA	Annual	3.933%	$(83,761)	$(70,179)	$(153,940)

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2026

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
AUD	Australian Dollar.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $93,002,061 or 19.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $15,596,257 or 3.3% of net assets.
(4)	Perpetual maturity.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	See options table for description of purchased options.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(10)	Affiliated issuer.
(11)	Fund buys foreign currency, sells USD.
(12)	Fund sells foreign currency, buys USD.

The summary of the TCW Core Fixed Income Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$45,324,011	$444,900,001	$450,700,000	39,524,012	$39,524,012	$1,063,539	$—	$—	$—

Total					$39,524,012	$1,063,539	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$177,235,734	$—	$177,235,734
U.S. Treasury Securities	—	142,121,868	—	142,121,868
Corporate Bonds	—	70,603,570	—	70,603,570
Asset-Backed Securities	—	36,948,409	3,292,674	40,241,083
Residential Mortgage-Backed Securities — Non-Agency	—	39,482,239	—	39,482,239
Commercial Mortgage-Backed Securities — Non-Agency	—	24,813,148	—	24,813,148
Foreign Government Bonds	—	7,025,667	—	7,025,667

Total Fixed Income Securities	—	498,230,635	3,292,674	501,523,309

Convertible Securities
Convertible Corporate Bonds	—	210,762	—	210,762
Equity Securities
Money Market Investments	41,940,453	—	—	41,940,453
Swaptions
Purchased Swaptions — OTC	—	56,319	—	56,319

Total Investments	$41,940,453	$498,497,716	$3,292,674	$543,730,843

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	196	—	196
Futures Contracts
Interest Rate Risk	311,276	—	—	311,276

Total	$42,251,729	$498,497,912	$3,292,674	$544,042,315

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,594,985)	$—	$—	$(1,594,985)
Forward Currency Contracts
Foreign Currency Risk	—	(470,975)	—	(470,975)
Written Swaptions
Interest Rate Risk	—	(72,339)	—	(72,339)
Swap Agreements
Interest Rate Risk	—	(153,940)	—	(153,940)

Total	$(1,594,985)	$(697,254)	$—	$(2,292,239)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 98.3% of Net Assets

ASSET-BACKED SECURITIES — 8.0%

Adagio IV CLO Ltd. Series IV-A, Class BRRR

4.25% (3 mo. EUR EURIBOR + 2.050%) (1),(2)	07/15/38	EUR	100,000	$117,470

AGL CLO 14 Ltd. Series 2021-14A

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	12/02/34		50,000	50,025

Aligned Data Centers Issuer LLC Series 2022-1A, Class A2

6.35% (2)	10/15/47		40,000	40,036

Aqueduct European CLO 8 DAC Series 2024-8A, Class BR

4.20% (3 mo. EUR EURIBOR + 2.000%) (1),(2)	01/15/39	EUR	100,000	117,886

Arbour CLO III DAC Series 3X, Class B1RR

3.85% (3 mo. EUR EURIBOR + 1.650%) (1),(3)	07/15/34	EUR	100,000	117,346

ARES European CLO XVII DAC Series 17A, Class BR

4.10% (3 mo. EUR EURIBOR + 1.900%) (1),(2)	01/15/40	EUR	100,000	117,559

Aurium CLO IX DAC Series 9X, Class A

3.11% (3 mo. EUR EURIBOR + 0.950%) (1),(3)	10/28/34	EUR	100,000	117,318

Bain Capital Credit CLO Ltd. Series 2020-2A, Class AR3 (I/F)

4.66% (-3 mo. USD Term SOFR + 0.980%) (1),(2)	07/19/34		55,000	54,895

Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3 (I/F)

4.72% (-3 mo. USD Term SOFR + 1.050%) (1),(2)	10/15/36		55,000	54,920

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D

6.40% (30 day USD SOFR Average + 2.750%) (1),(2)	06/25/47		74,197	75,202

CARS-DB4 LP Series 2020-1A, Class B3

4.95% (2)	02/15/50		100,000	94,031

Castlelake Aircraft Structured Trust Series 2019-1A, Class A

3.97% (2)	04/15/39		37,401	36,807

Clover CLO LLC Series 2021-3A, Class AR

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/25/35		50,000	49,981

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2

6.00% (2)	05/20/55		20,000	20,342

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Contego CLO VI DAC Series 6X, Class AR

2.99% (3 mo. EUR EURIBOR + 0.790%) (1),(3)	04/15/34	EUR	98,029	$114,866

Diamond Issuer LLC Series 2021-1A, Class C

3.79% (2)	11/20/51		40,000	38,682

Dryden 98 CLO Ltd. Series 2022-98A

4.70% (3 mo. USD Term SOFR + 1.020%) (1),(2)	04/20/35		60,000	60,000

eStruxture Issuer LP Series 2025-1, Class A2

5.89% (2)	07/20/55	CAD	55,000	40,295

Hertz Vehicle Financing LLC Series 2022-5A, Class B

4.28% (2)	09/25/28		30,000	29,587

Lightpath Fiber Issuer LLC Series 2026-1A

5.60% (2)	03/25/56		35,000	35,169

Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R2

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/15/33		50,000	50,024

Rad CLO 21 Ltd. Series 2023-21A, Class A1R

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/25/37		55,000	54,876

SLM Student Loan Trust Series 2008-5, Class B

5.78% (90 day USD SOFR Average + 2.112%) (1)	07/25/73		50,000	53,439

Symphony CLO XX Ltd. Series 2018-20A

4.78% (3 mo. USD Term SOFR + 1.100%) (1),(2)	01/16/32		37,809	37,935

Valley Stream Park CLO Ltd. Series 2022-1A

4.87% (3 mo. USD Term SOFR + 1.190%) (1),(2)	01/20/37		55,000	55,032

Total Asset-Backed Securities

(Cost: $1,580,542)				1,633,723

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O)

1.81% (4)	05/25/27		1,117,400	17,569

Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O)

2.04% (4)	04/25/36		101,915	6

Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O)

2.71% (4)	01/25/39		328,703	11,236

Government National Mortgage Association Series 2012-144, Class IO (I/O)

0.35% (4)	01/16/53		1,048,053	11,990

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $17,906)				40,801

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.8%

1301 Trust Series 2025-1301, Class C

5.83% (2),(4)	08/11/42		$50,000	$50,206

BPR Mortgage Trust Series 2023-STON, Class C

8.13% (2),(4)	12/05/39		100,000	103,040

BX Mortgage Trust Series 2021-PAC, Class B

4.67% (1 mo. USD Term SOFR + 1.013%) (1),(2)	10/15/36		100,000	99,800

BX Mortgage Trust Series 2021-PAC, Class E

5.72% (1 mo. USD Term SOFR + 2.062%) (1),(2)	10/15/36		100,000	99,718

BX Trust Series 2022-CLS, Class C

6.79% (2)	10/13/27		90,000	88,306

Caister Finance DAC Series 1A, Class E

9.50% (1 day GBP SONIA + 5.750%) (1),(2)	08/17/35	GBP	100,000	135,402

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.29% (4)	10/15/45		167,201	3,852

CRSO Trust Series 2023

7.12% (4)	07/10/40		100,000	102,958

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O)

0.49% (2),(4)	02/15/46		5,700,705	26,706

Last Mile Securities PE DAC Series 2021-1A, Class F

7.00% (3 mo. EUR EURIBOR + 5.000%) (1),(2)	08/17/31	EUR	99,979	117,384

UBS Commercial Mortgage Trust Series 2017-C3, Class A4

3.43%	08/15/50		60,000	59,053

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A

6.01% (2)	06/10/37		100,000	102,004

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $930,927)				988,429

CORPORATE BONDS — 10.5%

Aerospace & Defense — 0.4%

General Electric Co.

4.39% (3 mo. USD Term SOFR + 0.742%) (1)	08/15/36		50,000	47,197

TransDigm, Inc.

6.00% (2)	01/15/33		41,000	41,434

				88,631

Airlines — 0.3%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29		60,402	58,449

Issues	Maturity Date	Principal Amount		Value

Auto Manufacturers — 0.1%

Volkswagen Group of America Finance LLC (Germany)

5.80% (2)	03/27/35		$20,000	$20,192

Banks — 1.4%

JPMorgan Chase & Co.

2.07% (1 day USD SOFR + 1.015%) (1)	06/01/29		20,000	19,055

2.55% (1 day USD SOFR + 1.180%) (1)	11/08/32		10,000	8,907

Kreditanstalt fuer Wiederaufbau (Germany)

0.63%	01/07/28	EUR	181,000	205,354

Morgan Stanley

2.24% (1 day USD SOFR + 1.178%) (1)	07/21/32		5,000	4,401

Morgan Stanley Private Bank NA

4.20% (1 day USD SOFR + 0.780%) (1)	11/17/28		10,000	9,967

PNC Financial Services Group, Inc.

5.58% (1 day USD SOFR + 1.841%) (1)	06/12/29		30,000	30,730

Wells Fargo & Co.

2.57% (3 mo. USD LIBOR + 1.000%) (1)	02/11/31		5,000	4,640

				283,054

Chemicals — 0.6%

International Flavors & Fragrances, Inc.

1.80%	09/25/26	EUR	100,000	116,815

Commercial Services — 0.1%

Valvoline, Inc.

3.63% (2)	06/15/31		10,000	9,112

VT Topco, Inc.

8.50% (2)	08/15/30		8,000	8,194

				17,306

Computers — 0.1%

Dell International LLC/EMC Corp.

5.00%	04/01/30		10,000	10,138

Cosmetics/Personal Care — 0.0%

Opal Bidco SAS (France)

6.50% (2)	03/31/32		5,000	5,106

Diversified Financial Services — 0.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26		20,000	19,835

3.88%	01/23/28		10,000	9,896

Avolon Holdings Funding Ltd. (Ireland)

2.53% (2)	11/18/27		11,000	10,664

GGAM Finance Ltd. (Ireland)

8.00% (2)	02/15/27		15,000	15,144

Sumisho Air Lease Corp.

5.85%	12/15/27		20,000	20,386

				75,925

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Electric — 0.9%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (1)	04/01/56		$15,000	$14,740

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (1)	03/15/56		30,000	29,915

Ausgrid Finance Pty. Ltd. (Australia)

5.95% (3)	12/10/35	AUD	20,000	14,013

Electricite de France SA

2.00% (3)	12/09/49	EUR	100,000	69,838

Entergy Corp.

5.88% (5 yr. CMT + 2.179%) (1)	06/15/56		25,000	25,010

WEC Energy Group, Inc.

5.63% (5 yr. CMT + 1.905%) (1)	05/15/56		30,000	29,805

				183,321

Engineering & Construction — 0.0%

Sydney Airport Finance Co. Pty. Ltd.

5.90% (3)	04/19/34	AUD	10,000	7,074

Entertainment — 0.1%

Discovery Global Holdings, Inc.

5.14%	03/15/52		12,000	7,932

Voyager Parent LLC

9.25% (2)	07/01/32		8,000	8,527

				16,459

Food — 0.3%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

6.50%	12/01/52		10,000	10,041

Pilgrim’s Pride Corp.

4.25%	04/15/31		37,000	35,577

Post Holdings, Inc.

4.63% (2)	04/15/30		12,000	11,634

				57,252

Gas — 0.1%

NiSource, Inc.

5.75% (5 yr. CMT + 2.035%) (1)	07/15/56		30,000	30,034

Health Care-Products — 0.1%

Medline Borrower LP

3.88% (2)	04/01/29		30,000	29,167

Health Care-Services — 0.5%

Cigna Group

5.25%	01/15/36		20,000	20,027

Elevance Health, Inc.

2.55%	03/15/31		40,000	36,313

5.00%	01/15/36		10,000	9,822

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Humana, Inc.

5.55%	05/01/35	$10,000	$9,937

Kedrion SpA (Italy)

6.50% (2)	09/01/29	11,000	10,795

ModivCare, Inc.

0.00% (2),(5),(6),(7)	10/01/29	22,050	331

Star Parent, Inc.

9.00% (2)	10/01/30	5,000	5,238

Tenet Healthcare Corp.

4.38%	01/15/30	5,000	4,847

			97,310

Household Products/Wares — 0.1%

Spectrum Brands, Inc.

3.88% (2)	03/15/31	23,000	20,169

Housewares — 0.0%

Central Garden & Pet Co.

4.13%	10/15/30	6,000	5,684

Insurance — 0.1%

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53	30,000	29,213

Internet — 0.6%

Alphabet, Inc.

5.65%	02/15/56	15,000	14,715

Amazon.com, Inc.

4.88%	03/13/36	15,000	14,786

5.80%	03/13/56	35,000	34,463

Getty Images, Inc.

10.50% (2)	11/15/30	5,000	4,437

Meta Platforms, Inc.

4.88%	11/15/35	20,000	19,515

5.50%	11/15/45	10,000	9,304

Snap, Inc.

6.88% (2)	03/01/33	20,000	19,495

			116,715

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	9,000	8,688

9.75%	01/15/29	5,000	5,028

			13,716

Lodging — 0.0%

MGM Resorts International

6.50%	04/15/32	5,000	5,072

Media — 0.5%

CCO Holdings LLC/CCO Holdings Capital Corp.

7.38% (2)	02/01/36	10,000	9,812

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

Charter Communications Operating LLC/Charter Communications Operating Capital

5.38%	05/01/47		$36,000	$28,920

CSC Holdings LLC

6.50% (2)	02/01/29		45,000	27,995

11.75% (2)	01/31/29		5,000	3,581

DISH Network Corp.

11.75% (2)	11/15/27		3,000	3,097

EchoStar Corp.

10.75%	11/30/29		2,000	2,171

Virgin Media O2 Vendor Financing Notes VI DAC (Ireland)

8.50% (2)	03/15/33		5,000	4,503

VZ Secured Financing BV (Netherlands)

5.00% (2)	01/15/32		23,000	20,241

				100,320

Miscellaneous Manufacturers — 0.1%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	40,000	27,569

Office/Business Equipment — 0.0%

Xerox Corp.

10.25% (2)	10/15/30		10,000	8,362

Oil & Gas — 0.1%

Sunoco LP

5.63% (2)	07/15/34		5,000	4,935

7.88% (5 yr. CMT + 4.230%) (1),(2),(8)	09/18/30		10,000	10,368

				15,303

Packaging & Containers — 0.1%

Amcor Flexibles North America, Inc.

5.50%	03/17/35		15,000	15,228

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (2)	12/01/30		5,000	4,501

				19,729

Pharmaceuticals — 0.6%

1261229 BC Ltd.

10.00% (2)	04/15/32		10,000	10,337

Bayer U.S. Finance II LLC (Germany)

4.63% (2)	06/25/38		36,000	32,459

CVS Health Corp.

6.75% (5 yr. CMT + 2.516%) (1)	12/10/54		20,000	20,738

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32		25,000	26,051

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30		25,000	25,672

				115,257

Issues	Maturity Date	Principal Amount		Value

Pipelines — 0.1%

Venture Global LNG, Inc.

8.13% (2)	06/01/28		$2,000	$2,047

9.00% (5 yr. CMT + 5.440%) (1),(2),(8)	09/30/29		7,000	6,924

Venture Global Plaquemines LNG LLC

6.13% (2)	12/15/30		5,000	5,160

6.50% (2)	01/15/34		5,000	5,241

				19,372

Real Estate — 0.4%

Vonovia SE (Germany)

1.50% (3)	06/14/41	EUR	100,000	77,629

REIT — 0.9%

American Assets Trust LP

3.38%	02/01/31		40,000	36,417

American Tower Corp.

2.70%	04/15/31		20,000	18,191

5.90%	11/15/33		50,000	52,435

GLP Capital LP/GLP Financing II, Inc.

5.75%	06/01/28		5,000	5,068

Hudson Pacific Properties LP

3.95%	11/01/27		11,000	10,642

LXP Industrial Trust

2.70%	09/15/30		20,000	18,266

VICI Properties LP

5.13%	05/15/32		2,000	1,983

VICI Properties LP/VICI Notes Co., Inc.

5.75% (2)	02/01/27		30,000	30,159

				173,161

Retail — 0.2%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (2)	07/01/32		5,000	4,322

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (2)	04/01/29		5,000	4,873

9.25% (2)	01/15/31		10,000	10,494

FirstCash, Inc.

6.13% (2)	05/01/34		10,000	9,987

Michaels Cos., Inc.

8.50% (2)	03/15/33		10,000	9,884

Suburban Propane Partners LP/Suburban Energy Finance Corp.

6.50% (2)	12/15/35		5,000	4,955

				44,515

Semiconductors — 0.1%

Intel Corp.

3.25%	11/15/49		30,000	19,386

Software — 0.5%

Cloud Software Group, Inc.

8.25% (2)	06/30/32		8,000	7,602

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

Fiserv, Inc.

4.55%	02/15/31		$25,000	$24,507

Open Text Corp. (Canada)

6.90% (2)	12/01/27		5,000	5,116

Open Text Holdings, Inc. (Canada)

4.13% (2)	12/01/31		5,000	4,274

Oracle Corp.

4.45%	09/26/30		30,000	28,954

6.55%	02/04/46		15,000	13,931

Salesforce, Inc.

5.55%	03/15/36		20,000	19,951

UKG, Inc.

6.88% (2)	02/01/31		5,000	4,869

				109,204

Telecommunications — 0.1%

Altice Financing SA (Luxembourg)

9.63% (2)	07/15/27		9,000	6,986

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (2)	07/15/31		11,000	9,528

				16,514

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

2.90% (3)	09/02/30	AUD	20,000	12,668

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	20,000	13,128

				25,796

Water — 0.4%

Yorkshire Water Finance PLC (United Kingdom)

2.75% (3)	04/18/41	GBP	100,000	83,610

Total Corporate Bonds

(Cost: $2,160,840)				2,142,529

FOREIGN GOVERNMENT BONDS — 45.5%

Abu Dhabi Government International Bonds

5.50% (2)	04/30/54		50,000	48,753

Australia Government Bonds

1.50%	06/21/31	AUD	196,000	120,438

2.25% (3)	05/21/28	AUD	55,000	37,678

4.25% (3)	12/21/35	AUD	254,000	172,212

Bonos de la Tesoreria de la Republica en pesos

5.00% (3)	10/01/28	CLP	30,000,000	33,271

Brazil Notas do Tesouro Nacional Series F

10.00%	01/01/31	BRL	2,010,000	354,687

Bundesobligation

2.50% (3)	04/16/31	EUR	38,000	44,067

Bundesrepublik Deutschland Bundesanleihe

2.60% (3),(9)	08/15/35	EUR	333,000	377,883

2.90% (3)	08/15/56	EUR	205,000	211,974

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

China Development Bank

2.77%	10/24/32	CNY	410,000	$63,794

3.09%	06/18/30	CNY	1,530,000	237,142

3.48%	01/08/29	CNY	200,000	30,781

China Government Bonds

1.36%	12/15/27	CNY	640,000	93,840

1.63%	10/25/30	CNY	4,010,000	590,904

1.83%	08/25/35	CNY	3,370,000	495,840

1.92%	01/15/55	CNY	1,430,000	193,012

Czech Republic Government Bonds

3.60%	06/03/36	CZK	3,280,000	142,473

4.50%	11/11/32	CZK	670,000	32,024

European Union

0.00% (3),(6)	07/04/29	EUR	150,000	161,327

1.63% (3)	12/04/29	EUR	87,000	97,827

2.75% (3)	02/04/33	EUR	102,000	116,951

Finland Government Bonds

2.50% (3)	04/15/30	EUR	156,000	180,606

French Republic Government Bonds OAT

0.75% (3)	05/25/28	EUR	218,000	245,360

2.70% (3)	02/25/31	EUR	112,592	129,742

3.50% (3)	11/25/35	EUR	13,000	15,015

3.75% (3)	05/25/56	EUR	63,000	64,897

Hungary Government Bonds

3.00%	08/21/30	HUF	2,250,000	6,469

Indonesia Treasury Bonds

6.63%	02/15/34	IDR	1,400,000,000	80,047

Ireland Government Bonds

2.60% (3)	10/18/34	EUR	43,761	49,429

Israel Government Bonds—Fixed

1.30%	04/30/32	ILS	142,000	41,640

Italy Buoni Poliennali Del Tesoro

3.50% (3)	02/15/31	EUR	153,000	181,838

Japan Government Five Year Bonds

1.60%	12/20/30	JPY	32,650,000	206,145

Japan Government Ten Year Bonds

2.10%	12/20/35	JPY	103,550,000	640,542

Japan Government Thirty Year Bonds

2.30%	12/20/54	JPY	55,600,000	266,414

Kingdom of Belgium Government Bonds

0.10% (3)	06/22/30	EUR	281,022	293,938

Korea Treasury Bonds

1.88%	03/10/51	KRW	97,920,000	45,744

2.00%	06/10/31	KRW	334,600,000	206,883

Malaysia Government Bonds

4.64%	11/07/33	MYR	338,000	91,438

Mexico Bonos

8.00%	07/31/53	MXN	600,000	28,656

8.50%	03/01/29	MXN	620,000	35,741

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Netherlands Government Bonds

2.50% (3)	07/15/34	EUR	35,000	$39,484

New South Wales Treasury Corp.

4.75% (3)	02/20/37	AUD	125,000	83,185

5.25% (3)	02/24/38	AUD	10,000	6,874

New Zealand Government Bonds

4.25%	05/15/34	NZD	46,000	26,519

4.50%	05/15/30	NZD	22,000	13,165

Norway Government Bonds

3.63% (3)	04/13/34	NOK	279,000	28,521

Peru Government International Bonds

7.30% (3)	08/12/33	PEN	51,000	15,964

Province of British Columbia

4.45%	12/18/55	CAD	105,000	73,711

Province of Ontario

4.15%	12/02/54	CAD	50,000	33,798

Province of Quebec

4.40%	12/01/55	CAD	35,000	24,398

Queensland Treasury Corp.

5.00% (3)	07/21/37	AUD	125,000	84,359

5.25% (3)	08/13/38	AUD	10,000	6,820

Republic of Austria Government Bonds

3.45% (3)	10/20/30	EUR	205,300	247,077

Republic of Poland Government Bonds

4.50%	07/25/30	PLN	255,000	68,694

Romania Government Bonds

7.10%	07/31/34	RON	65,000	14,533

Singapore Government Bonds

3.00%	04/01/29	SGD	165,000	134,664

Sweden Government Bonds

0.13% (3)	05/12/31	SEK	355,000	34,030

Thailand Government Bonds

1.59%	12/17/35	THB	3,054,000	88,866

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	45,000	21,960

U.K. Gilts

4.13% (3)	03/07/31	GBP	479,000	639,720

4.38% (3)	03/07/28	GBP	294,000	398,955

4.38% (3)	07/31/54	GBP	113,000	124,945

4.50% (3)	03/07/35	GBP	473,611	622,966

Total Foreign Government Bonds

(Cost: $9,146,285)				9,300,630

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 22.7%

Federal Home Loan Mortgage Corp., Pool #G08681

3.50%	12/01/45		12,535	11,663

Federal Home Loan Mortgage Corp., Pool #G08698

3.50%	03/01/46		11,802	10,955

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G08716

3.50%	08/01/46	$12,031	$11,169

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	2,461	2,217

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	1,224	1,136

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	3,502	3,154

Federal Home Loan Mortgage Corp., Pool #G08762

4.00%	05/01/47	10,757	10,253

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	1,457	1,466

Federal Home Loan Mortgage Corp., Pool #QD7360

2.50%	02/01/52	38,539	32,490

Federal Home Loan Mortgage Corp., Pool #SD0231

3.00%	01/01/50	71,339	63,716

Federal Home Loan Mortgage Corp., Pool #SD5323

4.00%	01/01/54	64,818	61,072

Federal Home Loan Mortgage Corp., Pool #SD8189

2.50%	01/01/52	36,578	30,880

Federal Home Loan Mortgage Corp., Pool #SD8204

2.00%	04/01/52	159,852	128,723

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	137,663	133,376

Federal Home Loan Mortgage Corp., Pool #SD8266

4.50%	11/01/52	78,692	76,172

Federal Home Loan Mortgage Corp., Pool #SD8347

4.50%	08/01/53	92,429	89,368

Federal Home Loan Mortgage Corp., Pool #SD8491

5.00%	12/01/54	17,731	17,509

Federal Home Loan Mortgage Corp., Pool #SL1660

4.50%	10/01/53	23,558	22,805

Federal Home Loan Mortgage Corp., Pool #ZT1703

4.00%	01/01/49	28,128	26,831

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

2.15% (-30 day USD SOFR Average + 5.786%) (1)	04/15/38	24,041	1,449

Federal National Mortgage Association, Pool #AB3679

3.50%	10/01/41	31,453	29,778

Federal National Mortgage Association, Pool #AB4045

3.50%	12/01/41	41,347	39,183

Federal National Mortgage Association, Pool #AT5914

3.50%	06/01/43	14,867	13,995

Federal National Mortgage Association, Pool #BD7081

4.00%	03/01/47	11,626	11,067

Federal National Mortgage Association, Pool #BV2994

2.50%	04/01/52	77,689	65,489

Federal National Mortgage Association, Pool #CA0996

3.50%	01/01/48	36,506	33,833

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	$1,030	$1,009

Federal National Mortgage Association, Pool #CB2610

2.00%	01/01/52	57,324	46,502

Federal National Mortgage Association, Pool #CB3347

2.00%	01/01/52	151,551	122,006

Federal National Mortgage Association, Pool #FM2870

3.00%	03/01/50	94,526	84,426

Federal National Mortgage Association, Pool #FS7252

5.00%	11/01/53	62,045	61,543

Federal National Mortgage Association, Pool #MA1527

3.00%	08/01/33	6,642	6,401

Federal National Mortgage Association, Pool #MA1652

3.50%	11/01/33	10,900	10,631

Federal National Mortgage Association, Pool #MA2705

3.00%	08/01/46	44,765	40,264

Federal National Mortgage Association, Pool #MA4204

2.00%	12/01/40	43,267	37,964

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	161,491	152,220

Federal National Mortgage Association, Pool #MA4656

4.50%	07/01/52	111,839	108,299

Federal National Mortgage Association, Pool #MA4732

4.00%	09/01/52	39,045	36,819

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	34,048	32,964

Federal National Mortgage Association, Pool #MA4804

4.00%	11/01/52	101,365	95,506

Federal National Mortgage Association, Pool #MA4917

4.50%	02/01/53	60,187	58,239

Federal National Mortgage Association, Pool #MA5008

4.50%	05/01/53	24,404	23,585

Federal National Mortgage Association, Pool #MA5107

5.50%	08/01/53	57,620	58,134

Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F)

2.29% (-30 day USD SOFR Average + 5.936%) (1)	06/25/37	24,017	1,902

Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F)

3.24% (-30 day USD SOFR Average + 6.886%) (1)	03/25/38	24,470	2,541

Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F)

2.49% (-30 day USD SOFR Average + 6.136%) (1)	01/25/40	14,710	1,273

Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)

2.84% (-30 day USD SOFR Average + 6.486%) (1)	10/25/40	25,504	2,218

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	$7,478	$6,910

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	20,492	18,501

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	1,071	990

Government National Mortgage Association, Pool #MA3803

3.50%	07/20/46	4,987	4,608

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	5,273	5,366

Government National Mortgage Association, Pool #MA4900

3.50%	12/20/47	22,769	21,019

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	9,232	9,061

Government National Mortgage Association, Pool #MA8346

4.00%	10/20/52	56,837	53,633

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	48,723	47,443

Government National Mortgage Association, Pool #MA8488

4.00%	12/20/52	51,833	48,911

Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)

5.00%	11/16/41	22,825	4,145

Government National Mortgage Association, TBA

2.50% (10)	11/01/51	150,000	128,505

5.00% (10)	02/01/56	50,000	49,581

5.50% (10)	01/01/56	50,000	50,354

4.00% (10)	07/01/55	325,000	302,966

Uniform Mortgage-Backed Security, TBA

2.00% (10)	10/01/51	25,000	20,018

2.50% (10)	10/01/51	25,000	20,946

3.00% (10)	12/01/51	25,000	21,894

3.50% (10)	01/01/52	725,000	660,346

4.00% (10)	06/01/55	525,000	492,542

4.50% (10)	02/01/56	425,000	408,966

5.00% (10)	02/01/56	250,000	246,372

5.50% (10)	01/01/56	100,000	100,528

Total Residential Mortgage-Backed Securities — Agency

(Cost: $4,745,602)			4,637,800

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.3%

BCMSC Trust Series 2000-A, Class A4

8.29% (4)	06/15/30	189,525	10,829

Bear Stearns ALT-A Trust Series 2005-8, Class 11A1

4.31% (1 mo. USD Term SOFR + 0.654%) (1)	10/25/35	17,916	16,819

Countrywide Alternative Loan Trust Series 2006-HY12, Class A5

4.14% (4)	08/25/36	93,769	88,720

Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1

4.67% (1 mo. USD Term SOFR + 1.014%) (1)	10/25/47	48,790	45,140

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Deephaven Residential Mortgage Trust Series 2021-3, Class A1

1.19% (2),(4)	08/25/66	$59,715	$53,033

IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A2

3.84% (4)	09/25/35	34,913	28,371

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3

5.96%	09/25/29	142,478	83,626

Merrill Lynch Alternative Notes Asset Trust Series 2007-A1, Class A2B

4.07% (1 mo. USD Term SOFR + 0.414%) (1)	01/25/37	257,654	76,830

MFA Trust Series 2021-RPL1, Class A2

2.07% (2),(4)	07/25/60	100,000	85,391

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4

4.25% (1 mo. USD Term SOFR + 0.594%) (1)	06/25/36	203,174	100,208

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-WMC1, Class A2C

4.39% (1 mo. USD Term SOFR + 0.734%) (1)	12/25/35	39,757	39,307

Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B

3.86% (1 mo. USD Term SOFR + 0.204%) (1)	01/25/37	129,847	59,609

MortgageIT Trust Series 2005-1, Class 1A1

4.41% (1 mo. USD Term SOFR + 0.754%) (1)	02/25/35	5,149	5,136

Ownit Mortgage Loan Trust Series 2006-3, Class A2D

4.31% (1 mo. USD Term SOFR + 0.654%) (1)	03/25/37	18,589	18,108

Residential Asset Securitization Trust Series 2005-A15, Class 2A11 (I/O) (I/F)

1.78% (-1 mo. USD Term SOFR + 5.436%) (1)	02/25/36	422,103	34,325

Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 4A1

5.62% (4)	12/25/34	1,582	1,578

Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1

4.39% (1 mo. USD Term SOFR + 0.734%) (1)	09/25/45	14,926	13,968

Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A2

4.19% (1 mo. USD Term SOFR + 0.534%) (1)	10/25/36	98,651	90,909

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A

4.39% (1 mo. USD Term SOFR + 0.734%) (1)	01/25/45	20,580	20,684

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,061,461)			872,591

Issues	Maturity Date	Principal Amount		Value

U.S. TREASURY SECURITIES — 2.3%

U.S. Treasury Bonds

4.75%	02/15/56		$107,000	$103,029

U.S. Treasury Notes

3.75%	04/30/28		20,000	19,949

3.88%	03/31/28		13,000	12,998

3.88%	04/30/31		46,000	45,697

4.13%	04/30/33		25,000	24,875

4.13%	02/15/36		264,000	258,462

Total U.S. Treasury Securities

(Cost: $469,284)				465,010

Total Fixed Income Securities

(Cost: $20,112,847)				20,081,513

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0%

Commercial Services — 0.0%

Worldline SA (France)

0.00% (3),(6)	07/30/26	EUR	3,612	4,325

Total Convertible Securities

(Cost: $3,884)				4,325

Issues	Shares	Value

COMMON STOCK — 0.0%

HEALTH CARE-SERVICES — 0.0%

ModivCare, Inc. (11)	285	1,852

Total Common Stock

(Cost: $—)		1,852

INVESTMENT COMPANIES — 1.0%

TCW Emerging Markets Income Fund — I Class (12)	30,734	214,521

Total Investment Companies

(Cost: $199,450)		214,521

MONEY MARKET INVESTMENTS — 12.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (13)	152,912	152,912

TCW Central Cash Fund, 3.69% (12),(13)	2,474,788	2,474,788

Total Money Market Investments

(Cost: $2,627,700)		2,627,700

PURCHASED OPTIONS (14) — 0.0%

(Cost: $1,380)		2,416

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

SHORT-TERM INVESTMENT — 0.1%

Egypt — 0.1%

Egypt Treasury Bills

0.00%	10/27/26	EGP 1,225,000	$20,579

Total Short-Term Investment

(Cost: $23,177)			20,579

Total Investments (112.3%)

(Cost: $22,968,438)			22,952,906

Liabilities In Excess Of Other Assets (-12.3%)			(2,521,603)

Net Assets (100.0%)			$20,431,303

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (15)
Citibank N.A.	AUD	29,200	06/26/26	$20,116	$20,973	$857
Barclays Capital	CAD	554,211	06/26/26	402,763	408,137	5,374
JP Morgan Chase Bank	CAD	16,373	06/26/26	12,042	12,058	16
JP Morgan Chase Bank	CHF	93,329	06/26/26	118,787	120,009	1,222
Citibank N.A.	CLP	18,562,100	06/11/26	20,315	20,557	242
Citibank N.A.	CNH	2,911,267	06/26/26	423,215	427,605	4,390
State Street Bank & Trust Co.	CNY	75,264	06/26/26	11,068	11,052	(16)
JP Morgan Chase Bank	DKK	286,113	06/26/26	44,442	45,048	606
UBS AG	EUR	21,727	05/07/26	25,391	25,489	98
Goldman Sachs & Co.	EUR	695,738	06/26/26	804,750	818,075	13,325
State Street Bank & Trust Co.	EUR	50,438	06/26/26	59,134	59,307	173
UBS AG	EUR	399,697	06/26/26	469,867	469,979	112
Citibank N.A.	EUR	13,256	06/26/26	15,314	15,587	273
UBS AG	GBP	177,020	06/26/26	239,591	240,518	927
JP Morgan Chase Bank	GBP	25,556	06/26/26	34,642	34,723	81
ING Baring (U.S.) Capital Markets	GBP	150,773	06/26/26	199,452	204,856	5,404
State Street Bank & Trust Co.	GBP	8,678	06/26/26	11,775	11,791	16
Citibank N.A.	HUF	6,864,000	06/11/26	20,018	22,039	2,021
Goldman Sachs & Co.	HUF	2,805,000	06/26/26	8,324	8,998	674
Barclays Capital	IDR	1,638,921,033	07/27/26	96,749	94,287	(2,462)
Goldman Sachs & Co.	ILS	7,286	06/26/26	2,334	2,469	135
Barclays Capital	JPY	102,299,937	06/26/26	645,609	655,566	9,957
State Street Bank & Trust Co.	JPY	1,941,089	06/26/26	12,434	12,439	5
Deutsche Bank AG	KRW	127,015,508	07/20/26	86,299	85,822	(477)
Citibank N.A.	MXN	204,528	06/26/26	11,385	11,628	243
Goldman Sachs & Co.	MYR	80,900	06/11/26	20,505	20,391	(114)
Barclays Capital	NOK	430,816	06/26/26	44,428	46,283	1,855
JP Morgan Chase Bank	NZD	78,666	06/26/26	45,403	46,396	993
Goldman Sachs & Co.	PLN	114,622	06/26/26	30,866	31,578	712
Goldman Sachs & Co.	RON	25,093	06/26/26	5,644	5,648	4
JP Morgan Chase Bank	SEK	409,220	06/26/26	43,560	44,351	791
Barclays Capital	TRY	2,229,099	08/04/26	44,814	45,283	469
Morgan Stanley Bank N.A.	TRY	414,455	08/04/26	8,307	8,419	112
Barclays Capital	ZAR	340,600	06/11/26	20,382	20,339	(43)

				$4,059,725	$4,107,700	$47,975

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (16)
ING Baring (U.S.) Capital Markets	AUD	29,000	06/26/26	$20,644	$20,829	$(185)
Goldman Sachs & Co.	AUD	381,930	06/26/26	262,672	274,319	(11,647)
Citibank N.A.	BRL	1,832,363	06/26/26	344,004	363,103	(19,099)
ING Baring (U.S.) Capital Markets	BRL	56,230	06/26/26	11,127	11,143	(16)
Citibank N.A.	CLP	18,005,721	06/26/26	19,307	19,940	(633)
Citibank N.A.	CNH	160,541	06/26/26	23,348	23,580	(232)
Goldman Sachs & Co.	CZK	3,115,591	06/26/26	147,174	150,074	(2,900)
UBS AG	EUR	207,950	06/26/26	241,668	244,515	(2,847)
JP Morgan Chase Bank	EUR	10,286	06/26/26	12,096	12,095	1
Citibank N.A.	GBP	18,558	06/26/26	24,567	25,215	(648)
State Street Bank & Trust Co.	GBP	69,807	06/26/26	93,995	94,848	(853)
Barclays Capital	GBP	175,253	06/26/26	236,002	238,118	(2,116)
UBS AG	GBP	972,869	06/26/26	1,295,196	1,321,846	(26,650)
JP Morgan Chase Bank	GBP	41,995	06/26/26	56,295	57,059	(764)
State Street Bank & Trust Co.	HUF	6,864,000	06/11/26	22,118	22,039	79
Citibank N.A.	IDR	1,683,200,253	06/26/26	99,253	96,989	2,264
HSBC Bank Plc	ILS	22,851	06/26/26	7,447	7,743	(296)
JP Morgan Chase Bank	JPY	12,172,822	06/26/26	77,050	78,007	(957)
Bank of New York	JPY	18,821,889	06/26/26	118,732	120,616	(1,884)
Citibank N.A.	KRW	51,232,520	06/26/26	34,689	34,591	98
Goldman Sachs & Co.	KRW	28,443,698	06/26/26	18,921	19,205	(284)
Barclays Capital	MYR	27,297	06/26/26	6,846	6,883	(37)
State Street Bank & Trust Co.	NOK	481,310	06/26/26	52,000	51,707	293
Citibank N.A.	PEN	12,349	06/26/26	3,534	3,494	40
Deutsche Bank AG	PLN	128,020	06/26/26	35,223	35,270	(47)
Citibank N.A.	SGD	116,524	06/26/26	91,168	91,831	(663)
Citibank N.A.	THB	589,452	06/26/26	17,912	18,157	(245)

				$3,372,988	$3,443,216	$(70,228)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
4	10-Year U.S. Treasury Note Futures	06/18/26	$452,195	$442,375	$(9,820)
5	2-Year Canadian Bond Futures	06/19/26	389,016	385,754	(3,262)
5	2-Year U.S. Treasury Note Futures	06/30/26	1,044,743	1,035,625	(9,118)
2	5-Year Canadian Bond Futures	06/19/26	168,838	165,851	(2,987)
5	5-Year U.S. Treasury Note Futures	06/30/26	546,376	539,180	(7,196)
6	Euro Schatz Futures	06/08/26	746,138	744,300	(1,838)
10	Euro-Bobl Futures	06/08/26	1,380,342	1,354,286	(26,056)
2	Euro-OAT Future	06/08/26	288,057	279,819	(8,238)
4	U.S. Ultra Long Bond Futures	06/18/26	479,008	460,125	(18,883)

			$5,494,713	$5,407,315	$(87,398)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2026

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
1	10-Year Canadian Bond Futures	06/19/26	$(89,683)	$(87,525)	$2,158
2	10-Year U.S. Treasury Note Futures	06/18/26	(231,278)	(225,719)	5,559
2	3-Year Australian Bond Futures	06/15/26	(149,367)	(148,639)	728
1	Euro-Bund Futures	06/08/26	(146,430)	(147,053)	(623)
2	Long Gilt Futures	06/26/26	(241,451)	(235,326)	6,125

			$(858,209)	$(844,262)	$13,947

Swaptions

Description	Counterparty	Coupon Rate (%)	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
5-Year Interest Rate Swap	Barclays Capital	4.06	10/19/26	460,000	460,000	$2,416	$1,380	$1,036

Total Purchased Swaptions						$2,416	$1,380	$1,036

Written Swaptions — OTC
2-Year Interest Rate Swap	JP Morgan Chase Bank	3.60	07/15/26	(807,000)	(807,000)	$(298)	$(657)	$359
2-Year Interest Rate Swap	JP Morgan Chase Bank	4.60	07/15/26	(807,000)	(807,000)	(2,876)	(1,424)	(1,452)

Total Written Swaptions						$(3,174)	$(2,081)	$(1,093)

Centrally Cleared — Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by FundFrequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 1,573,000	03/20/28	Annual	12 -Month SONIA	Annual	3.933%	$4,281	$(19,069)	$(14,788)
GBP 1,330,000	03/16/28	Annual	12 -Month SONIA	Annual	3.836%	(15,557)	—	(15,557)

						$(11,276)	$(19,069)	$(30,345)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
HUF	Hungarian Forint.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
RON	New Romanian Leu.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
CZK	Czech Koruna.
DKK	Danish Krone.
EGP	Egyptian Pound.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish New Lira.
ZAR	South African Rand.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $2,761,961 or 13.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $5,365,602 or 26.3% of net assets.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2026

(5)	Restricted security (Note 7).
(6)	Security is not accruing interest.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	Perpetual maturity.
(9)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(10)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(11)	Non-income producing security.
(12)	Affiliated issuer.
(13)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(14)	See options table for description of purchased options.
(15)	Fund buys foreign currency, sells USD.
(16)	Fund sells foreign currency, buys USD.

The summary of the TCW Global Bond Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$1,294,788	$7,280,000	$6,100,000	2,474,788	$2,474,788	$26,057	$—	$—	$—
TCW Emerging Markets Income Fund — I Class
	206,511	7,993	—	30,734	214,521	6,954	—	—	17

Total					$2,689,309	$33,011	$—	$—	$17

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$9,300,630	$—	$9,300,630
Residential Mortgage-Backed Securities — Agency	—	4,637,800	—	4,637,800
Corporate Bonds	—	2,142,529	—	2,142,529
Asset-Backed Securities	—	1,633,723	—	1,633,723
Commercial Mortgage-Backed Securities — Non-Agency	—	988,429	—	988,429
Residential Mortgage-Backed Securities — Non-Agency	—	872,591	—	872,591
U.S. Treasury Securities	—	465,010	—	465,010
Commercial Mortgage-Backed Securities — Agency	—	40,801	—	40,801

Total Fixed Income Securities	—	20,081,513	—	20,081,513

Convertible Securities
Convertible Corporate Bonds	—	4,325	—	4,325
Equity Securities
Money Market Investments	2,627,700	—	—	2,627,700
Investment Companies	214,521	—	—	214,521
Common Stock	—	1,852	—	1,852

Total Equity Securities	2,842,221	1,852	—	2,844,073

Short-Term Investment
Short-Term Investment	—	20,579	—	20,579
Swaptions
Purchased Swaptions — OTC	—	2,416	—	2,416

Total Investments	$2,842,221	$20,110,685	$—	$22,952,906

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	53,862	—	53,862
Futures Contracts
Interest Rate Risk	14,570	—	—	14,570

Total	$2,856,791	$20,164,547	$—	$23,021,338

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(76,115)	$—	$(76,115)
Futures Contracts
Interest Rate Risk	(88,021)	—	—	(88,021)
Written Swaptions
Interest Rate Risk	—	(3,174)	—	(3,174)
Swap Agreements
Interest Rate Risk	—	(30,345)	—	(30,345)

Total	$(88,021)	$(109,634)	$—	$(197,655)

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 115.8% of Net Assets

ASSET-BACKED SECURITIES — 10.2%

AIMCO CLO 24 Ltd. Series 2025-24A, Class SUB

0.00% (1),(2),(3)	04/19/38	$4,200,000	$2,540,966

ALLO Issuer LLC Series 2023-1A, Class C

12.18% (1)	06/20/53	6,065,000	6,282,026

ALLO Issuer LLC Series 2024-1A, Class C

11.19% (1)	07/20/54	1,381,200	1,456,183

Anchorage Credit Funding 19 Ltd. Series 2025-19A, Class C

5.59% (1)	10/25/40	2,200,000	2,174,251

Apidos CLO XI Ltd. Series 2012-11A, Class SUB

0.00% (1),(2),(3)	04/17/34	11,000,000	1,817,816

Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class D

3.71% (1)	08/20/27	6,666,667	6,643,895

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D

4.08% (1)	02/20/28	2,825,000	2,798,376

Avis Budget Rental Car Funding AESOP LLC Series 2023-7A, Class D

7.31% (1)	08/21/28	8,000,000	8,090,143

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E

8.36% (30 day USD SOFR Average + 3.500%) (1),(4)	06/25/47	3,131,119	3,165,681

BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB

0.00% (1),(2),(3)	01/27/39	2,000,000	1,500,454

Blue Stream Issuer LLC Series 2023-1A, Class C

8.90% (1)	05/20/53	2,500,000	2,538,099

Brookhaven Park CLO Ltd. Series 2024-1A, Class E

10.18% (3 mo. USD Term SOFR + 6.500%) (1),(4)	04/19/37	1,375,000	1,286,482

CARS-DB4 LP Series 2020-1A

4.52% (1)	02/15/50	1,550,000	1,531,703

CARS-DB5 LP Series 2021-1A

1.44% (1)	08/15/51	3,445,891	3,412,566

Carvana Auto Receivables Trust Series 2021-N3, Class R

0.00% (1),(2),(5)	06/12/28	25,650	1,917,958

Carvana Auto Receivables Trust Series 2023-P1, Class R

0.00% (1),(2),(5)	03/11/30	2,950	185,082

CIFC Funding Ltd. Series 2022-2A, Class B

0.00% (1),(2)	04/19/35	3,300,000	1,371,859

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C

9.41% (1)	05/20/55	6,010,000	6,305,403

Diamond Infrastructure Funding LLC Series 2021-1A, Class C

3.48% (1)	04/15/49	3,690,000	3,608,385

Diamond Issuer LLC Series 2021-1A, Class C

3.79% (1)	11/20/51	3,690,000	3,568,372

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2

4.25% (1)	03/25/52	$10,210,875	$9,952,521

FHF Issuer Trust Series 2025-1A, Class A2

4.92% (1)	02/15/31	1,856,098	1,856,654

GoldenTree Loan Management U.S. CLO 22 Ltd. Series 2024-22A, Class F

11.60% (3 mo. USD Term SOFR + 7.920%) (1),(4)	10/20/37	1,800,000	1,756,247

Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class E

8.52% (3 mo. USD Term SOFR + 4.850%) (1),(4)	01/25/38	550,000	534,440

Hertz Vehicle Financing III LLC Series 2023-1A, Class 1D

9.13% (1)	06/25/27	800,000	802,940

Hertz Vehicle Financing III LP Series 2021-2A, Class D

4.34% (1)	12/27/27	12,090,000	11,970,235

Higley Park CLO Ltd. Series 2025-1A, Class SUB

0.00% (1),(2),(3)	07/24/38	4,000,000	2,891,352

HOA Funding LLC

0.00% (1),(2),(6),(7)	08/20/51	6,136,164	1

Hotwire Funding LLC Series 2021-1, Class B

2.66% (1)	11/20/51	2,775,000	2,741,172

Hotwire Funding LLC Series 2021-1, Class C

4.46% (1)	11/20/51	2,380,000	2,363,238

Hotwire Funding LLC Series 2024-1A, Class C

9.19% (1)	06/20/54	3,425,000	3,547,294

HPS Loan Management Ltd. Series 2021-16A, Class ER

10.17% (3 mo. USD Term SOFR + 6.500%) (1),(4)	01/23/35	2,700,000	2,602,330

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class D

6.89% (30 day USD SOFR Average + 3.250%) (1),(4)	09/20/33	582,202	569,464

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E

10.24% (30 day USD SOFR Average + 6.600%) (1),(4)	09/20/33	894,412	871,645

Huntington Bank Auto Credit-Linked Notes Series 2026-1

12.29% (30 day USD SOFR Average + 8.650%) (1),(4)	02/20/34	1,160,603	1,162,379

LMDV Issuer Co. LLC Series 2025-1A, Class C

7.88% (1)	12/15/55	2,610,000	2,642,889

LMRK Issuer Co. 2 LLC Series 2025-1A, Class B

6.20% (1)	09/15/55	2,400,000	2,400,543

Magnetite XLII Ltd. Series 2024-42A, Class SUB

7.43% (1),(3)	01/25/38	5,000,000	3,095,815

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

MAPS Trust Series 2026-1A, Class B

6.13% (1)	01/15/51		$1,865,453	$1,855,844

Milford Park CLO Ltd. Series 2022-1A, Class D1R

6.38% (3 mo. USD Term SOFR + 2.700%) (1),(4)	01/20/38		2,000,000	1,937,500

NCFA LLC – Loan Participation 1

2.75% (6)	06/12/28		7,353,221	7,345,132

NCFA LLC – Loan Participation 2

3.14% (6)	12/19/27		4,072,478	4,068,405

NCFA LLC – Loan Participation 3

7.90% (3),(6)	04/11/30		1,830,000	1,830,000

NCFA LLC – Loan Participation 5

6.16%	07/03/27		4,000,000	4,000,000

Neuberger Berman Loan Advisers CLO 44 Ltd. Series 2021-44A, Class DR

6.33% (3 mo. USD Term SOFR + 2.650%) (1),(4)	10/16/35		1,650,000	1,639,975

New Mountain CLO 8 Ltd. Series CLO-8A, Class M

0.10% (1),(6),(8)	10/20/38		430,000	—

New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB

0.00% (1),(2),(3)	10/20/38		4,300,000	2,881,972

Newday Funding Master Issuer PLC Series 2024-1X, Class E

8.54% (1 day GBP SONIA + 4.800%) (4),(9)	03/15/32	GBP	1,950,000	2,707,887

Newday Funding Master Issuer PLC Series 2024-2X, Class E

7.64% (1 day GBP SONIA + 3.900%) (4),(9)	07/15/32	GBP	1,500,000	2,074,617

Newday Funding Master Issuer PLC Series 2025-2A, Class E

6.74% (1 day GBP SONIA + 3.000%) (1),(4)	07/15/33	GBP	1,700,000	2,310,527

OCP CLO Ltd. Series 2025-44A, Class SUB

0.00% (1),(2),(3)	10/24/38		3,250,000	2,467,371

Peace Park CLO Ltd. Series 2021-1A, Class D1R

6.38% (3 mo. USD Term SOFR + 2.700%) (1),(4)	10/20/38		2,000,000	1,957,744

Switch ABS Issuer LLC Series 2024-2A, Class B

6.20% (1)	06/25/54		2,800,000	2,752,120

Switch ABS Issuer LLC Series 2024-2A, Class C

10.03% (1)	06/25/54		3,650,000	3,725,758

Switch ABS Issuer LLC Series 2025-2A, Class B

6.24% (1)	10/25/55		2,280,000	2,196,322

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class D

5.85% (30 day USD SOFR Average + 2.200%) (1),(4)	09/25/32	$2,635,408	$2,646,638

VB-S1 Issuer LLC Series 2022-1A, Class C2I

3.16% (1)	02/15/52	3,985,000	3,892,750

Wireless PropCo Funding LLC Series 2025-1A, Class C

8.51% (1)	06/25/55	1,000,000	1,006,332

Total Asset-Backed Securities

(Cost: $178,896,746)			167,253,753

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 68.7%

Federal Home Loan Mortgage Corp., Pool #QE0312

2.00%	04/01/52	9,851,185	7,932,831

Federal Home Loan Mortgage Corp., Pool #SD8147

2.50%	05/01/51	12,249,034	10,371,140

Federal Home Loan Mortgage Corp., Pool #SD8194

2.50%	02/01/52	2,245,790	1,895,223

Federal Home Loan Mortgage Corp., Pool #SD8212

2.50%	05/01/52	10,233,198	8,634,581

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	753,011	678,110

Federal Home Loan Mortgage Corp., Pool #SD8220

3.00%	06/01/52	9,891,352	8,686,493

Federal Home Loan Mortgage Corp., Pool #G60238

3.50%	10/01/45	2,410,072	2,251,699

Federal Home Loan Mortgage Corp., Pool #G60440

3.50%	03/01/46	17,270,831	16,135,829

Federal Home Loan Mortgage Corp., Pool #G67709

3.50%	03/01/48	5,392,793	5,007,443

Federal Home Loan Mortgage Corp., Pool #ZT1491

3.50%	11/01/48	6,010,319	5,570,117

Federal Home Loan Mortgage Corp., Pool #SD7513

3.50%	04/01/50	10,647,577	9,857,825

Federal Home Loan Mortgage Corp., Pool #G67717

4.00%	11/01/48	19,834,849	18,960,957

Federal Home Loan Mortgage Corp., Pool #SD8244

4.00%	09/01/52	21,763,657	20,509,122

Federal Home Loan Mortgage Corp., Pool #SL1033

4.00%	01/01/54	3,890,097	3,661,970

Federal Home Loan Mortgage Corp., Pool #G08848

4.50%	11/01/48	1,090,694	1,069,391

Federal Home Loan Mortgage Corp., Pool #SD8238

4.50%	08/01/52	5,044,770	4,884,629

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	15,157,152	14,685,140

Federal Home Loan Mortgage Corp., Pool #QG0601

4.50%	04/01/53	15,927,011	15,407,895

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G01959

5.00%	12/01/35	$31,446	$31,822

Federal Home Loan Mortgage Corp., Pool #P51350

5.00%	03/01/36	819,879	829,003

Federal Home Loan Mortgage Corp., Pool #A91162

5.00%	02/01/40	6,149,802	6,233,288

Federal Home Loan Mortgage Corp., Pool #A92195

5.00%	05/01/40	1,741,875	1,778,222

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	1,629,357	1,639,381

Federal Home Loan Mortgage Corp., Pool #G08840

5.00%	08/01/48	265,495	267,129

Federal Home Loan Mortgage Corp., Pool #G08849

5.00%	11/01/48	1,871,373	1,882,886

Federal Home Loan Mortgage Corp., Pool #N70081

5.50%	07/01/38	939,928	968,404

Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O)

0.00%(2)	07/15/33	325,689	272,701

Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC)

0.00%(2)	05/15/36	1,444,814	1,205,817

Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)

2.66% (-30 day USD SOFR Average + 6.296%) (4)	05/15/37	133,928	7,346

Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F)

2.29% (-30 day USD SOFR Average + 5.926%) (4)	10/15/37	861,341	67,142

Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F)

2.52% (-30 day USD SOFR Average + 6.156%) (4)	02/15/38	1,281,643	109,086

Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F)

3.05% (-30 day USD SOFR Average + 6.686%) (4)	04/15/38	1,164,976	114,596

Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F)

1.75% (-30 day USD SOFR Average + 5.386%) (4)	07/15/37	104,055	4,433

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F)

2.55% (-30 day USD SOFR Average + 6.186%) (4)	05/15/39	$1,705,025	$153,162

Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F)

3.00% (-30 day USD SOFR Average + 6.636%) (4)	06/15/39	792,856	84,064

Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F)

3.00% (-30 day USD SOFR Average + 6.636%) (4)	07/15/39	1,670,661	165,480

Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F)

2.73% (-30 day USD SOFR Average + 6.366%) (4)	01/15/41	2,351,001	221,424

Federal Home Loan Mortgage Corp. REMICS Series 3885 (P/O) (PAC)

0.00%(2)	11/15/33	455,628	411,465

Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)

2.86% (-30 day USD SOFR Average + 6.496%) (4)	04/15/42	940,847	95,225

Federal Home Loan Mortgage Corp. REMICS Series 4135, Class DZ

3.00%	11/15/42	4,109,474	3,782,169

Federal Home Loan Mortgage Corp. REMICS Series 4351, Class MB (PAC)

4.00%	04/15/44	15,008,252	14,405,656

Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC)

3.00%	01/15/46	1,762,613	1,654,636

Federal Home Loan Mortgage Corp. REMICS Series 4772, Class ZA

4.00%	07/15/47	5,981,576	5,657,206

Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA

3.00%	01/15/49	890,993	804,707

Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB

3.00%	08/25/50	16,601,979	13,064,584

Federal Home Loan Mortgage Corp. REMICS Series 5224, Class DZ

4.00%	04/25/52	7,414,616	6,856,347

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 5492, Class SH (I/O)

2.35% (-30 day USD SOFR Average + 6.000%) (4)	01/25/55	$7,706,166	$581,223

Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O)

1.40% (-30 day USD SOFR Average + 5.050%) (4)	06/25/55	7,793,278	420,111

Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS

5.03% (-30 day USD SOFR Average + 10.500%) (4)	06/25/55	2,034,055	1,928,330

Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S

5.11% (-30 day USD SOFR Average + 10.575%) (4)	06/25/55	2,119,882	1,962,824

Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S

5.59% (-30 day USD SOFR Average + 11.667%) (4)	06/25/55	1,982,433	1,902,300

Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS

5.03% (-30 day USD SOFR Average + 10.500%) (4)	06/25/55	2,000,025	1,899,349

Federal Home Loan Mortgage Corp. REMICS Series 5566, Class AS (I/F)

5.11% (-30 day USD SOFR Average + 10.575%) (4)	08/25/55	4,795,308	4,451,414

Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O)

2.25% (-30 day USD SOFR Average + 5.900%) (4)	09/25/55	7,020,104	651,491

Federal Home Loan Mortgage Corp. STRIPS Series 277, Class 30

3.00%	09/15/42	6,855,161	6,302,198

Federal Home Loan Mortgage Corp. STRIPS Series 377, Class C1

2.00%	01/25/51	79,569,998	10,576,643

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C2 (I/O)

2.00%	02/15/51	122,508,373	16,651,165

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C40 (I/O)

2.50%	10/15/52	$4,372,421	$678,720

Federal Home Loan Mortgage Corp. STRIPS Series 390, Class C12 (I/O)

4.00%	11/15/52	7,844,294	1,760,479

Federal Home Loan Mortgage Corp. STRIPS Series 400, Class C2 (I/O)

2.00%	08/25/52	64,701,446	8,782,660

Federal National Mortgage Association, Pool #MA4152

2.00%	10/01/40	8,550,532	7,514,427

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	17,866,845	14,396,150

Federal National Mortgage Association, Pool #BV4128

2.00%	03/01/52	7,848,337	6,320,004

Federal National Mortgage Association, Pool #CB3151

2.00%	03/01/52	35,869,848	28,885,815

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	13,333,640	11,365,713

Federal National Mortgage Association, Pool #BU7102

2.50%	12/01/51	9,276,410	7,834,118

Federal National Mortgage Association, Pool #FS0139

2.50%	01/01/52	22,434,475	19,097,193

Federal National Mortgage Association, Pool #BV7761

2.50%	03/01/52	11,120,256	9,394,731

Federal National Mortgage Association, Pool #AB6210

3.00%	09/01/42	13,792,651	12,649,623

Federal National Mortgage Association, Pool #MA4579

3.00%	04/01/52	17,941,916	15,778,346

Federal National Mortgage Association, Pool #BM5979

3.50%	09/01/45	4,597,033	4,330,976

Federal National Mortgage Association, Pool #AS7241

3.50%	05/01/46	4,596,863	4,271,935

Federal National Mortgage Association, Pool #FM2342

3.50%	12/01/46	2,757,856	2,598,243

Federal National Mortgage Association, Pool #AS9454

4.00%	04/01/47	517,115	492,222

Federal National Mortgage Association, Pool #MA2995

4.00%	05/01/47	2,349,415	2,236,428

Federal National Mortgage Association, Pool #CA1540

4.00%	04/01/48	8,168,192	7,799,268

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	3,068,327	2,892,170

Federal National Mortgage Association, Pool #MA4804

4.00%	11/01/52	3,920,797	3,694,181

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	3,786,504	3,708,136

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	3,598,705	3,524,224

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	$3,741,373	$3,663,939

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	5,199,866	5,033,836

Federal National Mortgage Association, Pool #MA4805

4.50% (10)	11/01/52	5,280,021	5,110,943

Federal National Mortgage Association, Pool #MA5037

4.50%	06/01/53	3,244,922	3,135,783

Federal National Mortgage Association, Pool #FA0658

4.50%	10/01/54	3,929,805	3,799,288

Federal National Mortgage Association, Pool #934103

5.00%	07/01/38	102,062	103,286

Federal National Mortgage Association, Pool #BX6752

5.00%	03/01/53	4,297,716	4,264,783

Federal National Mortgage Association, Pool #MA5009

5.00%	05/01/53	6,894,330	6,825,246

Federal National Mortgage Association, Pool #MA5071

5.00%	07/01/53	2,413,300	2,390,640

Federal National Mortgage Association, Pool #555424

5.50%	05/01/33	710,027	726,255

Federal National Mortgage Association, Pool #734384

5.50%	07/01/33	88,761	90,784

Federal National Mortgage Association, Pool #AA3303

5.50%	06/01/38	1,039,716	1,069,943

Federal National Mortgage Association, Pool #MA5072

5.50%	07/01/53	14,682,991	14,836,189

Federal National Mortgage Association, Pool #MA5107

5.50%	08/01/53	12,060,687	12,168,209

Federal National Mortgage Association, Pool #310033

6.00%	07/01/47	323,312	338,383

Federal National Mortgage Association, Pool #995573

6.00%	01/01/49	814,558	853,843

Federal National Mortgage Association, Pool #MA5761

6.00%	07/01/55	4,185,086	4,270,579

Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F)

3.34% (-30 day USD SOFR Average + 6.986%) (4)	07/25/34	173,926	13,690

Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F)

2.74% (-30 day USD SOFR Average + 6.386%) (4)	03/25/37	1,740,653	133,455

Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F)

2.69% (-30 day USD SOFR Average + 6.336%) (4)	03/25/37	373,387	20,222

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F)

2.68% (-30 day USD SOFR Average + 6.326%) (4)	03/25/37	$213,374	$11,074

Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F)

2.65% (-30 day USD SOFR Average + 6.296%) (4)	06/25/37	391,203	20,029

Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F)

2.99% (-30 day USD SOFR Average + 6.636%) (4)	06/25/37	1,600,038	159,566

Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F)

2.84% (-30 day USD SOFR Average + 6.486%) (4)	07/25/37	194,373	14,244

Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F)

2.49% (-30 day USD SOFR Average + 6.136%) (4)	05/25/37	1,453,890	99,872

Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F)

2.48% (-30 day USD SOFR Average + 6.126%) (4)	03/25/38	1,558,653	103,040

Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F)

3.09% (-30 day USD SOFR Average + 6.736%) (4)	04/25/38	881,857	27,280

Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F)

2.69% (-30 day USD SOFR Average + 6.336%) (4)	05/25/38	186,571	3,755

Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F)

2.31% (-30 day USD SOFR Average + 5.956%) (4)	08/25/38	3,330,792	258,133

Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F)

2.21% (-30 day USD SOFR Average + 5.856%) (4)	08/25/38	1,043,853	58,986

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F)

1.69% (-30 day USD SOFR Average + 5.336%) (4)	06/25/37	$391,763	$21,560

Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F)

2.99% (-30 day USD SOFR Average + 6.636%) (4)	07/25/39	202,774	20,320

Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F)

2.99% (-30 day USD SOFR Average + 6.636%) (4)	07/25/39	1,072,734	105,731

Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F)

1.79% (-30 day USD SOFR Average + 5.436%) (4)	02/25/39	287,644	3,091

Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F)

3.49% (-30 day USD SOFR Average + 7.136%) (4)	09/25/39	172,695	17,075

Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O)

2.78% (-30 day USD SOFR Average + 6.426%) (4)	12/25/41	9,431,476	1,016,779

Federal National Mortgage Association REMICS Series 2011-149, Class Z

4.50%	01/25/42	2,110,076	2,107,253

Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC)

2.50%	11/25/42	11,738,000	10,547,660

Federal National Mortgage Association REMICS Series 2012-19, Class ZN

3.50%	01/25/42	2,957,706	2,755,507

Federal National Mortgage Association REMICS Series 2012-34, Class EB

4.00%	04/25/42	2,000,000	1,905,036

Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O)

0.00% (2)	10/25/43	2,266,734	1,623,624

Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O)

0.00% (2)	10/25/43	5,100,437	3,669,128

Federal National Mortgage Association REMICS Series 2015-65, Class LZ

3.50%	09/25/45	1,742,135	1,534,009

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2018-52, Class PZ (PAC)

4.00%	07/25/48	$1,141,207	$1,076,084

Federal National Mortgage Association REMICS Series 2018-54, Class KY (PAC)

3.50%	08/25/48	1,550,000	1,421,823

Federal National Mortgage Association REMICS Series 2019-57, Class LT

2.50%	10/25/49	5,535,659	4,743,466

Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O)

2.00%	07/25/52	123,759,224	16,338,811

Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O)

1.70% (-30 day USD SOFR Average + 5.350%) (4)	07/25/54	38,713,933	1,925,953

Federal National Mortgage Association REMICS Series 2025-104, Class SB (I/O)

1.90% (-30 day USD SOFR Average + 5.550%) (4)	12/25/55	13,532,645	1,140,942

Federal National Mortgage Association REMICS Series 2025-40, Class S (I/F)

5.59% (-30 day USD SOFR Average + 11.667%) (4)	02/25/55	1,969,166	1,861,317

Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O)

1.55% (-30 day USD SOFR Average + 5.200%) (4)	06/25/55	29,879,766	1,384,208

Federal National Mortgage Association REMICS Series 2025-63, Class S (I/F)

5.03% (-30 day USD SOFR Average + 10.500%) (4)	08/25/55	4,657,948	4,316,873

Federal National Mortgage Association REMICS Series 2026-25, Class FB

4.65% (30 day USD SOFR Average + 1.000%) (4)	04/25/56	9,030,870	9,003,032

Government National Mortgage Association, Pool #MA7418

2.50%	06/20/51	15,829,772	13,569,845

Government National Mortgage Association, Pool #MA7589

2.50%	09/20/51	13,126,859	11,252,811

Government National Mortgage Association, Pool #MA7987

2.50%	04/20/52	2,764,567	2,369,924

Government National Mortgage Association, Pool #MA6080

3.00%	08/20/49	157,068	137,837

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	$2,207,713	$1,937,411

Government National Mortgage Association, Pool #MA8346

4.00%	10/20/52	4,584,851	4,326,424

Government National Mortgage Association, Pool #MA8426

4.00%	11/20/52	7,217,229	6,810,426

Government National Mortgage Association, Pool #MA8488

4.00%	12/20/52	13,608,116	12,841,087

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	8,264,095	8,047,068

Government National Mortgage Association, Pool #MA9488

5.50%	02/20/54	15,197,395	15,420,955

Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O)

0.00% (2)	05/20/41	2,642,534	2,022,992

Government National Mortgage Association REMICS Series 2015-162, Class ZG

4.00%	11/20/45	4,330,604	4,106,955

Government National Mortgage Association REMICS Series 2015-42, Class ZB

3.00%	03/20/45	17,922,092	16,215,881

Government National Mortgage Association REMICS Series 2015-43, Class DM

2.50%	03/20/45	13,471,523	11,965,331

Government National Mortgage Association REMICS Series 2015-44, Class Z

3.00%	03/20/45	15,048,967	13,469,312

Government National Mortgage Association REMICS Series 2015-92, Class MT

3.00%	01/20/45	3,760,000	3,319,032

Government National Mortgage Association REMICS Series 2016-51, Class DZ

3.00%	04/20/46	12,265,169	10,597,450

Government National Mortgage Association REMICS Series 2017-116, Class ZL

3.00%	06/20/47	10,931,312	8,777,690

Government National Mortgage Association REMICS Series 2017-117, Class ZN

3.00%	08/20/47	1,195,026	994,855

Government National Mortgage Association REMICS Series 2017-14, Class Z

3.00%	01/20/47	1,649,211	1,364,081

Government National Mortgage Association REMICS Series 2017-57, Class Z

4.00%	04/20/47	5,759,968	5,058,102

Government National Mortgage Association REMICS Series 2018-113, Class GZ

3.00%	05/20/47	9,634,919	8,627,672

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2018-153, Class ZG

3.50%	11/20/48	$5,280,893	$4,832,122

Government National Mortgage Association REMICS Series 2018-77, Class JY

3.50%	06/20/48	1,996,184	1,837,935

Government National Mortgage Association REMICS Series 2018-97, Class DZ

3.50%	07/20/48	3,028,607	2,738,917

Government National Mortgage Association REMICS Series 2022-H14

0.65% (3)	07/20/72	27,006,870	1,620,412

Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O)

1.86% (-30 day USD SOFR Average + 5.500%) (4)	10/20/54	26,094,127	1,868,890

Government National Mortgage Association REMICS Series 2025-41, Class HS

1.70% (-30 day USD SOFR Average + 5.340%) (4)	03/20/55	22,718,968	1,270,639

Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O)

1.66% (-30 day USD SOFR Average + 5.300%) (4)	03/20/55	12,798,017	647,110

Government National Mortgage Association REMICS Series 2025-H24, Class BI (I/O)

0.82% (3)	12/20/75	10,069,009	904,091

Government National Mortgage Association REMICS Series 2026-H03, Class CI (I/O)

0.69% (3)	01/20/76	13,726,351	1,221,426

Government National Mortgage Association REMICS Series 2026-H05, Class JI (I/O)

0.80% (3)	02/20/76	39,278,324	3,543,065

Government National Mortgage Association REMICS Series 2026-H06, Class AI (I/O)

0.48% (3)	02/20/76	15,800,432	1,061,864

Government National Mortgage Association REMICS Series 2026-H06, Class BI (I/O)

0.77% (3)	01/20/76	15,498,715	1,391,150

Government National Mortgage Association REMICS Series 2026-H08, Class AI (I/O)

0.71% (3)	03/20/76	30,869,152	2,686,662

Government National Mortgage Association, TBA

2.00% (11)	11/01/51	13,675,000	11,267,318

2.50% (11)	11/01/51	26,750,000	22,916,671

3.50% (11)	08/01/55	56,675,000	51,197,985

4.00% (11)	07/01/55	24,425,000	22,769,083

4.50% (11)	02/01/56	22,575,000	21,762,323

5.00% (11)	02/01/56	11,400,000	11,304,462

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Uniform Mortgage-Backed Security, TBA

2.00% (11)	10/01/51	$54,200,000	$43,398,157

2.50% (11)	10/01/51	13,550,000	11,352,461

3.00% (11)	12/01/51	26,400,000	23,120,011

3.50% (11)	01/01/52	45,575,000	41,510,735

4.00% (11)	06/01/55	19,350,000	18,153,677

4.50% (11)	02/01/56	10,475,000	10,079,799

5.00% (11)	02/01/56	42,225,000	41,612,273

5.50% (11)	01/01/56	26,125,000	26,262,809

Total Residential Mortgage-Backed Securities — Agency

(Cost: $1,156,401,441)			1,130,010,331

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 14.2%

1301 Trust Series 2025-1301, Class F

8.37% (1),(3)	08/11/42	3,340,000	3,248,496

245 Park Avenue Trust Series 2017-245P, Class D

3.78% (1),(3)	06/05/37	2,050,000	2,007,955

280 Park Avenue Mortgage Trust Series 2017-280P, Class E

6.08% (1 mo. USD Term SOFR + 2.419%) (1),(4)	09/15/34	1,820,000	1,798,160

ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B

7.64% (30 day USD SOFR Average + 4.000%) (1),(4)	06/25/27	4,320,149	4,304,116

Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class AS

5.47% (1 mo. USD Term SOFR + 1.814%) (1),(4)	11/15/36	11,800,000	11,801,436

Bank Series 2020-BN25, Class C

3.46% (3)	01/15/63	4,055,000	3,500,296

BBCMS Mortgage Trust Series 2024-5C25, Class B

6.15% (3)	03/15/57	5,625,000	5,732,878

BBCMS Mortgage Trust Series 2024-5C27, Class B

6.70% (3)	07/15/57	4,565,000	4,730,074

Benchmark Mortgage Trust Series 2019-B13, Class AM

3.18%	08/15/57	5,000,000	4,675,705

Benchmark Mortgage Trust Series 2019-B14, Class 225C

3.40% (1),(3)	12/15/62	8,734,000	251,827

Benchmark Mortgage Trust Series 2019-B14, Class 225D

3.40% (1),(3)	12/15/62	20,303,000	151,562

BGME Trust Series 2021-VR, Class C

3.09% (1),(3)	01/10/43	2,450,000	1,887,236

BMO Mortgage Trust Series 2024-5C6, Class AS

5.75% (3)	09/15/57	2,330,000	2,357,999

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BPR Trust Series 2021-WILL, Class A

5.52% (1 mo. USD Term SOFR + 1.864%) (1),(4)	06/15/38		$4,207,570	$4,206,265

BPR Trust Series 2024-PMDW, Class D

5.85% (1),(3)	11/05/41		3,980,000	3,969,263

BX Commercial Mortgage Trust Series 2025-BCAT, Class D

6.30% (1 mo. USD Term SOFR + 2.650%) (1),(4)	08/15/42		3,771,454	3,792,130

BX Trust Series 2019-OC11, Class B

3.61% (1)	12/09/41		1,196,000	1,137,681

BX Trust Series 2019-OC11, Class C

3.86% (1)	12/09/41		1,080,000	1,029,583

BX Trust Series 2019-OC11, Class E

4.08% (1),(3)	12/09/41		5,000,000	4,589,402

Caister Finance DAC Series 1A, Class D

7.65% (1 day GBP SONIA + 3.900%) (1),(4)	08/17/35	GBP	2,000,000	2,720,680

CAMB Commercial Mortgage Trust Series 2021-CX2, Class C

2.86% (1),(3)	11/10/46		5,000,000	4,079,004

CHI Commercial Mortgage Trust Series 2025-SFT, Class D

7.57% (1),(3)	04/15/42		4,500,000	4,585,838

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41		9,400,000	8,522,547

COMM Mortgage Trust Series 2020-CX, Class B

2.45% (1)	11/10/46		6,000,000	4,985,102

CoreVest American Finance Trust Series 2020-1, Class XA (I/O)

2.41% (1),(3)	03/15/50		6,738,668	199,299

CoreVest American Finance Trust Series 2020-1, Class XB (I/O)

2.10% (1),(3)	03/15/50		38,948,500	2,377,872

CoreVest American Finance Trust Series 2020-4, Class XB (I/O)

2.45% (1),(3)	12/15/52		18,377,457	833,839

CoreVest American Finance Trust Series 2021-1, Class XA (I/O)

2.88% (1),(3)	04/15/53		14,454,810	196,046

CSMC Trust Series 2021-B33, Class A2

3.17% (1)	10/10/43		5,140,000	4,613,176

DBGS Mortgage Trust Series 2018-C1, Class AM

4.75% (3)	10/15/51		5,136,000	5,042,541

DBMS DAC Series 2025-1A, Class D

6.40% (1 day GBP SONIA + 2.650%) (1),(4)	02/18/36	GBP	2,900,000	3,948,950

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41		8,675,000	7,812,716

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Extended Stay America Trust Series 2025-ESH, Class D

6.25% (1 mo. USD Term SOFR + 2.600%) (1),(4)	10/15/42	$5,186,473	$5,219,870

Extended Stay America Trust Series 2026-ESH2, Class D

5.90% (1 mo. USD Term SOFR + 2.250%) (1),(4)	02/15/43	2,515,247	2,530,289

FirstKey Homes Trust Series 2021-SFR3, Class E1

2.99% (1)	12/17/38	5,500,000	5,415,649

FirstKey Homes Trust Series 2022-SFR3, Class E1

3.50% (1)	07/17/38	8,950,000	8,904,326

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (1)	06/05/39	6,865,000	6,495,347

Life Mortgage Trust Series 2021-BMR, Class G

6.72% (1 mo. USD Term SOFR + 3.064%) (1),(4)	03/15/38	1,400,000	1,236,016

MAD Commercial Mortgage Trust Series 2025-11MD, Class D

6.57% (1),(3)	10/15/42	5,100,000	5,165,402

MKT Mortgage Trust Series 2020-525M, Class C

3.04% (1),(3)	02/12/40	2,900,000	2,443,149

MKT Mortgage Trust Series 2020-525M, Class D

3.04% (1),(3)	02/12/40	2,200,000	1,807,585

Morgan Stanley Capital I Trust Series 2019-H7, Class C

4.13%	07/15/52	4,000,000	3,651,291

Morgan Stanley Capital I Trust Series 2020-CNP, Class A

2.51% (1),(3)	04/05/42	10,000,000	8,907,456

Morgan Stanley Capital I Trust Series 2020-CNP, Class C

2.51% (1),(3)	04/05/42	3,045,000	2,567,803

NY Commercial Mortgage Trust Series 2025-299P, Class B

6.13% (1),(3)	02/10/47	5,885,000	6,059,145

NYC Commercial Mortgage Trust Series 2026-1PARK, Class C

5.51% (1 mo. USD Term SOFR + 1.850%) (1),(4)	02/15/43	2,750,000	2,765,388

Progress Residential Trust Series 2021-SFR11, Class F

4.42% (1)	01/17/39	2,874,000	2,793,273

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26	3,400,000	3,391,542

Progress Residential Trust Series 2021-SFR7, Class F

3.83% (1)	08/17/40	8,970,000	8,483,329

Progress Residential Trust Series 2024-SFR5, Class D

3.38% (1),(3)	08/17/41	4,621,000	4,306,088

RIDE Series 2025-SHRE, Class D

6.97% (1),(3)	02/14/47	2,500,000	2,531,603

ROCK Trust Series 2024-CNTR, Class E

8.82% (1)	11/13/41	4,000,000	4,196,093

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A

3.66% (1),(3)	01/05/43	$6,550,000	$5,749,836

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(3)	01/05/43	1,370,000	1,202,441

SLG Office Trust Series 2021-OVA, Class D

2.85% (1)	07/15/41	1,285,000	1,122,404

SLG Office Trust Series 2021-OVA, Class E

2.85% (1)	07/15/41	4,800,000	4,145,067

SLG Office Trust Series 2021-OVA, Class G

2.85% (1)	07/15/41	11,460,000	9,213,091

Tricon Residential Trust Series 2021-SFR1, Class F

3.69% (1)	07/17/38	3,200,000	3,183,085

Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB

0.62% (3)	11/15/49	106,409,000	56,971

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class B

6.47% (1),(3)	06/10/37	4,632,000	4,732,350

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $266,500,751)			233,365,563

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O)

4.30% (3)	01/25/43	1,845,086	190

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O)

3.06% (3)	04/25/43	733,326	53

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O)

3.51% (3)	04/25/43	3,583,633	298

FREMF Mortgage Trust Series 2017-KW03, Class C

0.00% (1),(2)	08/25/27	4,500,000	4,034,048

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $4,155,942)			4,034,589

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 22.3%

ABFC Trust Series 2007-WMC1, Class A2A

4.52% (1 mo. USD Term SOFR + 0.864%) (4)	06/25/37	8,054,957	6,927,310

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C

4.29% (1 mo. USD Term SOFR + 0.634%) (4)	03/25/37	9,881,700	4,033,645

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D

4.53% (1 mo. USD Term SOFR + 0.874%) (4)	03/25/37	$5,311,309	$2,167,930

Argent Securities Trust Series 2006-W4, Class A2C

4.09% (1 mo. USD Term SOFR + 0.434%) (4)	05/25/36	15,873,756	3,746,322

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2

4.46% (1 mo. USD Term SOFR + 0.804%) (4)	11/25/35	7,603,398	6,833,034

Banc of America Funding Trust Series 2004-B, Class 3A1

4.42% (3)	12/20/34	126,751	103,222

Banc of America Funding Trust Series 2006-3, Class 4A14

6.00%	03/25/36	135,170	116,274

Banc of America Funding Trust Series 2006-3, Class 5A3

5.50%	03/25/36	843,007	772,192

Banc of America Funding Trust Series 2006-D, Class 2A1

3.50% (3)	05/20/36	37,646	35,598

Banc of America Funding Trust Series 2006-D, Class 3A1

4.81% (3)	05/20/36	1,049,981	959,209

Bear Stearns ALT-A Trust Series 2005-2, Class 2A4

3.74% (3)	04/25/35	677	621

Bear Stearns ALT-A Trust Series 2005-4, Class 23A1

5.09% (3)	05/25/35	997,823	965,518

Bear Stearns ALT-A Trust Series 2006-4, Class 32A1

4.09% (3)	07/25/36	274,853	110,798

Bear Stearns ARM Trust Series 2004-12, Class 1A1

5.22% (3)	02/25/35	157,786	150,064

Bear Stearns ARM Trust Series 2005-10, Class A3

5.86% (3)	10/25/35	868,000	868,492

Bear Stearns ARM Trust Series 2006-2, Class 2A1

4.20% (3)	07/25/36	485,394	419,425

Bear Stearns ARM Trust Series 2007-1, Class 2A1

5.31% (3)	02/25/47	78,663	68,613

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3

5.50% (3)	09/25/35	553,605	529,445

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A4

5.40% (3)	09/25/35	1,183,702	1,132,136

Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1

4.21% (1 mo. USD Term SOFR + 0.554%) (4)	08/25/36	7,019,820	6,745,427

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1

4.13% (1 mo. USD Term SOFR + 0.474%) (4)	10/25/36		$210,283	$188,606

Braccan Mortgage Funding PLC Series 2025-1A, Class X

7.68% (1 day GBP SONIA + 3.930%) (1),(4)	05/17/67	GBP	1,238,478	1,689,061

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B

3.45%	02/25/37		1,871,164	1,061,262

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.45%	02/25/37		6,436,445	3,650,538

C-BASS Trust Series 2006-CB9, Class A4

4.23% (1 mo. USD Term SOFR + 0.574%) (4)	11/25/36		10,612,683	4,904,492

Chase Mortgage Finance Trust Series 2006-A1, Class 2A1

5.16% (3)	09/25/36		226,493	201,692

Chase Mortgage Finance Trust Series 2007-A1, Class 8A1

6.05% (3)	02/25/37		757,120	747,868

ChaseFlex Trust Series 2005-1, Class 1A5

6.50%	02/25/35		1,958,086	1,271,574

CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A1

4.68% (3)	09/20/35		6,943	6,117

CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1

5.03% (3)	09/25/47		3,135	2,463

CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1

3.68% (3)	03/25/37		23,638	19,986

CIM Trust Series 2020-R1, Class A1

2.85% (1),(3)	10/27/59		13,720,234	12,702,267

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(3)	12/25/60		7,544,370	6,925,546

CIM Trust Series 2020-R7, Class A1A

2.25% (1),(3)	12/27/61		11,682,477	10,809,025

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(3)	06/25/57		7,677,168	7,159,377

Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A

5.51% (3)	07/25/36		1,264,770	891,029

Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1

6.50% (1),(3)	10/25/36		2,110,711	1,012,104

CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6

6.00%	05/25/37		5,903,477	5,512,579

Conseco Finance Corp. Series 1999-2, Class A7

6.44%	12/01/30		8,897	8,904

Conseco Finance Securitizations Corp. Series 2000-4, Class A5

7.97%	05/01/32		45,277,023	5,114,787

Countrywide Alternative Loan Trust Series 2005-84, Class 1A1

4.87% (3)	02/25/36		64,805	56,408

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Alternative Loan Trust Series 2007-19, Class 1A34

6.00%	08/25/37	$10,911,238	$5,257,220

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1

6.50%	01/25/36	6,004,288	1,252,223

Cross Mortgage Trust Series 2024-H8, Class B1B

7.34% (1),(3)	12/25/69	3,226,000	3,218,468

CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1

6.00%	10/25/21	606,329	109,915

CSMC Trust Series 2021-NQM5, Class A1

0.94% (1),(3)	05/25/66	3,245,864	2,687,643

CSMC Trust Series 2021-RP11, Class A1 (I/O)

1.46% (1),(3)	10/25/61	9,294,784	488,726

CSMC Trust Series 2021-RP11, Class B1

3.71% (1),(3)	10/25/61	2,319,517	1,167,180

CSMC Trust Series 2022-RPL1, Class A1 (I/O)

0.39% (1),(3)	04/25/61	8,074,798	81,851

CSMC Trust Series 2022-RPL1, Class B1

4.54% (1),(3)	04/25/61	2,073,947	1,231,001

CSMCM Trust Series 2021-RP11, Class CERT

3.78% (1)	10/27/61	461,448	359,383

CSMCM Trust Series 2022-RPL1, Class CERT

4.23% (1)	04/25/61	428,625	358,112

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6

4.15% (1 mo. USD Term SOFR + 0.494%) (4)	02/25/37	116,515	104,389

DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A

4.36% (1 mo. USD Term SOFR + 0.694%) (4)	10/19/45	1,320,102	1,238,827

DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A

3.92% (1 mo. USD Term SOFR + 0.254%) (4)	03/19/37	3,340,547	2,846,299

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2

11.15% (30 day USD SOFR Average + 7.500%) (1),(4)	10/25/41	5,125,000	5,269,084

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2

11.45% (30 day USD SOFR Average + 7.800%) (1),(4)	11/25/41	2,376,737	2,458,257

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2

9.90% (30 day USD SOFR Average + 6.250%) (1),(4)	09/25/41	3,050,000	3,104,514

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2

9.65% (30 day USD SOFR Average + 6.000%) (1),(4)	10/25/41	$5,900,000	$6,023,185

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2

9.15% (30 day USD SOFR Average + 5.500%) (1),(4)	12/25/41	4,760,000	4,877,845

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2

9.65% (30 day USD SOFR Average + 6.000%) (1),(4)	12/25/41	3,005,000	3,090,124

Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2

4.04% (1 mo. USD Term SOFR + 0.384%) (4)	04/25/47	1,950,663	1,453,099

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C

4.09% (1 mo. USD Term SOFR + 0.434%) (4)	12/25/37	7,694,225	7,157,089

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C

4.05% (1 mo. USD Term SOFR + 0.394%) (4)	01/25/38	2,788,282	1,532,400

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D

4.21% (1 mo. USD Term SOFR + 0.554%) (4)	01/25/38	13,647,510	7,497,000

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1

4.05% (1 mo. USD Term SOFR + 0.394%) (4)	03/25/37	15,912,498	8,510,389

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C

4.07% (1 mo. USD Term SOFR + 0.414%) (4)	03/25/37	19,131,122	9,060,329

GSAA Trust Series 2005-7, Class AF5

5.11%	05/25/35	17,540	17,381

GSR Mortgage Loan Trust Series 2004-9, Class 3A1

4.92% (3)	08/25/34	493,495	475,645

GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2

4.29% (1 mo. USD Term SOFR + 0.634%) (4)	08/25/46	42,649,434	9,029,414

GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1

4.91% (3)	05/25/37	1,452,783	723,540

HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12

6.00%	09/25/37	406,998	281,126

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Impac CMB Trust Series 2005-5, Class A2

4.21% (1 mo. USD Term SOFR + 0.334%) (4)	08/25/35	$1,329,716	$1,269,474

Impac Secured Assets Trust Series 2006-3, Class A1

4.11% (1 mo. USD Term SOFR + 0.454%) (4)	11/25/36	2,496,936	2,319,068

IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1

3.35% (3)	11/25/37	1,111,449	915,394

IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A

4.81% (3)	11/25/34	119,052	114,538

IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1

4.31% (3)	11/25/35	1,307,474	1,001,028

IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1

3.76% (3)	12/25/35	981,789	843,831

IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1

3.22% (3)	06/25/35	704,179	593,697

IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1

4.13% (1 mo. USD Term SOFR + 0.474%) (4)	02/25/37	3,654,531	3,398,638

IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A

4.17% (1 mo. USD Term SOFR + 0.514%) (4)	06/25/46	5,649,720	5,129,499

IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1

3.27% (3)	06/25/37	9,315	8,475

JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1

3.99% (3)	05/25/36	2,595,293	1,340,742

JPMorgan Alternative Loan Trust Series 2006-A4, Class A8

4.02% (3)	09/25/36	100,406	124,767

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4

6.26%	10/25/36	3,165,421	1,857,151

JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3

4.01% (1 mo. USD Term SOFR + 0.354%) (4)	12/25/36	22,848,739	11,355,097

JPMorgan Mortgage Trust Series 2006-A2, Class 5A3

6.31% (3)	11/25/33	189,298	189,226

JPMorgan Mortgage Trust Series 2006-A4, Class 1A4

4.90% (3)	06/25/36	141,389	93,112

JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R

4.39% (3)	01/25/37	5,714	4,755

JPMorgan Mortgage Trust Series 2006-S2, Class 2A2

5.88% (6)	06/25/21	24,735	—

JPMorgan Mortgage Trust Series 2022-INV1, Class A8

3.00% (1),(3)	03/25/52	6,674,888	5,575,097

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Trust Series 2024-3, Class A8

3.00% (1),(3)	05/25/54	$10,800,000	$8,941,431

JPMortgage Trust Series 2021-4, Class A8

2.50% (1),(3)	08/25/51	10,544,878	8,777,030

Knock Issuer Trust Series 2025-1, Class A1

7.12% (1)	02/25/30	3,565,000	3,596,700

Lehman Mortgage Trust Series 2006-4, Class 4A1

6.00%	08/25/21	399,117	258,800

Lehman XS Trust Series 2006-10N, Class 1A3A

4.19% (1 mo. USD Term SOFR + 0.534%) (4)	07/25/46	4,587,439	4,550,697

Lehman XS Trust Series 2006-12N, Class A31A

4.17% (1 mo. USD Term SOFR + 0.514%) (4)	08/25/46	1,247,223	1,351,556

MASTR Alternative Loan Trust Series 2005-4, Class 1A1

6.50%	05/25/35	3,835,705	2,884,889

MASTR Alternative Loan Trust Series 2006-2, Class 2A1

4.17% (1 mo. USD Term SOFR + 0.514%) (4)	03/25/36	64,827	5,289

MASTR Asset Securitization Trust Series 2006-3, Class 2A1

4.22% (1 mo. USD Term SOFR + 0.564%) (4)	10/25/36	28,197	4,080

MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4

6.22%	02/25/36	126,107	106,271

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

6.53% (3)	10/25/32	2,391	2,361

Merrill Lynch Alternative Notes Asset Trust Series 2007-A1, Class A3

4.09% (1 mo. USD Term SOFR + 0.434%) (4)	01/25/37	712,582	212,552

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C

4.27% (1 mo. USD Term SOFR + 0.614%) (4)	04/25/37	16,779,625	6,116,767

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D

4.45% (1 mo. USD Term SOFR + 0.794%) (4)	04/25/37	4,284,235	1,567,737

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C

4.25% (1 mo. USD Term SOFR + 0.594%) (4)	05/25/37	2,079,668	1,524,708

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B

4.03% (1 mo. USD Term SOFR + 0.374%) (4)	06/25/37	$621,594	$621,236

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3

4.09% (1 mo. USD Term SOFR + 0.434%) (4)	07/25/37	8,876,747	8,998,031

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1

6.11% (1 yr. CMT + 2.400%) (4)	08/25/36	349,066	300,453

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40	102,967	102,907

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2

4.73% (1 mo. USD Term SOFR + 1.074%) (4)	09/25/34	144,562	156,498

Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6

6.26%	01/25/47	1,942,564	543,237

Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1

6.50% (1),(3)	06/25/54	6,005,087	6,165,337

MortgageIT Trust Series 2005-4, Class A1

4.33% (1 mo. USD Term SOFR + 0.674%) (4)	10/25/35	215,294	216,344

Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1

7.61%(3)	03/15/30	4,110,386	1,459,519

Ownit Mortgage Loan Trust Series 2006-6, Class A2C

4.09% (1 mo. USD Term SOFR + 0.434%) (4)	09/25/37	12,392,447	5,470,004

Prime Mortgage Trust Series 2006-1, Class 1A1

5.50% (6)	06/25/36	1,030	—

PRKCM Trust Series 2021-AFC2, Class A1

2.07% (1),(3)	11/25/56	4,493,532	3,980,022

RAAC Trust Series 2005-SP1, Class 4A1

7.00%	09/25/34	477,182	254,296

RALI Trust Series 2005-QA13, Class 2A1

5.15% (3)	12/25/35	291,276	257,256

RALI Trust Series 2005-QA7, Class A21

5.27% (3)	07/25/35	595,747	562,360

RALI Trust Series 2005-QA8, Class CB21

5.10% (3)	07/25/35	2,178,316	1,078,488

RALI Trust Series 2006-QA1, Class A21

4.97% (3)	01/25/36	7,574	5,078

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RALI Trust Series 2006-QA2, Class 1A1

4.02% (1 mo. USD Term SOFR + 0.364%) (4)	02/25/36	$8,831	$5,592

RALI Trust Series 2006-QS10, Class AV (I/O)

0.57% (3)	08/25/36	13,197,739	250,925

RALI Trust Series 2006-QS5, Class A5

6.00%	05/25/36	1,508,262	1,350,795

RALI Trust Series 2006-QS6, Class 1AV (I/O)

0.77% (3)	06/25/36	18,740,688	502,861

RALI Trust Series 2006-QS7, Class AV (I/O)

0.75% (3)	06/25/36	3,565,958	93,481

RALI Trust Series 2007-QS1, Class 2AV (I/O)

0.17% (3)	01/25/37	996,584	6,602

RALI Trust Series 2007-QS2, Class AV (I/O)

0.26% (3)	01/25/37	6,825,765	73,303

RALI Trust Series 2007-QS3, Class AV (I/O)

0.36% (3)	02/25/37	31,651,119	447,499

RALI Trust Series 2007-QS4, Class 3AV (I/O)

0.39% (3)	03/25/37	3,283,920	59,868

RALI Trust Series 2007-QS5, Class AV (I/O)

0.28% (3)	03/25/37	4,501,105	51,018

RALI Trust Series 2007-QS6, Class A45

5.75%	04/25/37	1,075,189	897,845

RALI Trust Series 2007-QS8, Class AV (I/O)

0.46% (3)	06/25/37	7,523,505	129,671

Residential Asset Securitization Trust Series 2007-A3, Class 1A4

5.75%	04/25/37	2,219,439	944,656

RFMSI Trust Series 2005-SA5, Class 2A

5.00% (3)	11/25/35	5,559	4,968

RFMSI Trust Series 2006-S9, Class A3 (PAC)

5.75%	09/25/36	222,875	172,804

RFMSI Trust Series 2007-S2, Class A9

6.00%	02/25/37	2,525,662	2,019,282

RFMSI Trust Series 2007-SA2, Class 2A2

5.38% (3)	04/25/37	6,916	5,966

Saxon Asset Securities Trust Series 2007-2, Class A2C

4.01% (1 mo. USD Term SOFR + 0.354%) (4)	05/25/47	8,746,159	6,496,677

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2

2.80%	01/25/36	2,398,847	2,051,638

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C

4.45% (1 mo. USD Term SOFR + 0.794%) (4)	02/25/37	6,833,830	2,759,840

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B

4.05% (1 mo. USD Term SOFR + 0.394%) (4)	01/25/37	$10,102,693	$8,829,449

Sequoia Mortgage Trust Series 2003-8, Class A1

4.42% (1 mo. USD Term SOFR + 0.754%) (4)	01/20/34	106,260	104,151

Soundview Home Loan Trust Series 2007-OPT3, Class 2A4

4.02% (1 mo. USD Term SOFR + 0.364%) (4)	08/25/37	4,000,000	3,625,973

STARM Mortgage Loan Trust Series 2007-1, Class 1A1

6.20% (3)	02/25/37	1,336,110	721,808

STARM Mortgage Loan Trust Series 2007-2, Class 2A1

5.35% (3)	04/25/37	77,791	43,926

STARM Mortgage Loan Trust Series 2007-3, Class 1A1

6.34% (3)	06/25/37	1,693	763

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

4.60% (3)	09/25/34	188,997	185,370

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A

5.05% (3)	10/25/34	479,689	473,911

Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1

4.72% (3)	06/25/36	1,129,459	1,049,180

Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A5

4.21% (1 mo. USD Term SOFR + 0.554%) (4)	09/25/47	10,031,704	9,092,097

Towd Point Mortgage Trust Series 2018-2, Class B1

3.65% (1),(3)	03/25/58	7,050,000	6,135,050

VCAT LLC Series 2026-NPL1, Class A1

5.10% (1)	01/25/56	3,686,853	3,672,420

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1

4.91% (3)	01/25/35	1,542,061	1,509,643

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1

4.69% (3)	12/25/35	234,654	219,964

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1

4.65% (3)	01/25/36	491,235	475,533

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A

4.47% (1 yr. MTA + 0.960%) (4)	09/25/46	1,484,377	1,261,041

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A

3.81% (1 yr. MTA + 0.810%) (4)	12/25/46	$1,612,610	$1,448,287

Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1

3.97% (1 mo. USD Term SOFR + 0.314%) (4)	02/25/37	14,772,868	4,481,067

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2

5.75%	02/25/36	380,749	361,077

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1

4.37% (1 mo. USD Term SOFR + 0.714%) (4)	07/25/36	901,969	661,958

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1

5.98% (3)	11/25/30	2,390	2,399

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3

4.41% (1 mo. USD Term SOFR + 0.754%) (4)	03/25/37	5,521,000	5,157,384

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11, Class A6

6.17% (3)	08/25/36	633,720	601,697

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $442,274,369)			366,227,580

CORPORATE BONDS — 0.2%

Financial — 0.2%

Nomura Corporate Funding Americas LLC

0.00% (2),(6)	10/27/26	2,531,617	2,527,567

Retail — 0.0%

HOA RoyaltyCo LLC Series 2025-1, Class A-2I

4.72% (1),(6),(7)	11/22/55	5,980,260	119,605

Total Corporate Bonds

(Cost: $3,727,669)			2,647,172

U.S. TREASURY SECURITIES — 0.0%

U.S. Treasury Notes

3.88%	03/31/31	12,000	11,922

3.88%	04/30/31	130,000	129,142

Total U.S. Treasury Securities

(Cost: $141,316)			141,064

Total Fixed Income Securities

(Cost: $2,052,098,234)			1,903,680,052

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2026

Security	Shares	Value

INVESTMENT COMPANIES—1.1%

TCW Private Asset Income Fund — I Class (12)	1,850,613	$18,469,120

Total Investment Companies

(Cost: $18,511,350)		18,469,120

MONEY MARKET INVESTMENTS — 5.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (13)	4,832,326	4,832,326

Security	Shares	Value

TCW Central Cash Fund, 3.69% (12),(13)	84,131,370	$ 84,131,370

Total Money Market Investments (Cost: $88,963,696)		88,963,696

Total Investments (122.3%) (Cost: $2,159,573,280)		2,011,112,868

Liabilities In Excess Of Other Assets (-22.3%)		(366,205,825)

Net Assets (100.0%)		$1,644,907,043

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
387	5-Year U.S. Treasury Note Futures	06/30/26	$42,103,596	$41,732,508	$(371,088)
150	U.S. Ultra Long Bond Futures	06/18/26	17,917,171	17,254,688	(662,483)

			$60,020,767	$58,987,196	$(1,033,571)

Short Futures
61	10-Year U.S. Treasury Note Futures	06/18/26	$(6,993,787)	$(6,884,422)	$109,365
442	2-Year U.S. Treasury Note Futures	06/30/26	(91,978,927)	(91,549,250)	429,677

			$(98,972,714)	$(98,433,672)	$539,042

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (14)
Citibank N.A.	GBP	11,902,790	06/26/26	$15,843,328	$16,172,430	$(329,102)

				$15,843,328	$16,172,430	$(329,102)

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $474,555,013 or 28.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Security is not accruing interest.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(5)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	Restricted security (Note 11).
(9)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $4,782,504 or 0.3% of net assets.
(10)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(11)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(12)	Affiliated issuer.
(13)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(14)	Fund sells foreign currency, buys USD.

The summary of the TCW Securitized Bond Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$70,921,370	$197,110,000	$183,900,000	84,131,370	$84,131,370	$739,821	$—	$—	$—
TCW Private Asset Income Fund—Share Class I
	17,212,307	1,308,812	—	1,850,613	18,469,120	796,516	3,625	—	(51,999)

Total					$102,600,490	$1,536,337	$3,625	$—	$(51,999)

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$1,130,010,331	$—	$1,130,010,331
Residential Mortgage-Backed Securities — Non-Agency	—	366,227,580	—	366,227,580
Commercial Mortgage-Backed Securities — Non-Agency	—	233,365,563	—	233,365,563
Asset-Backed Securities	—	154,010,215	13,243,538	167,253,753
Commercial Mortgage-Backed Securities — Agency	—	4,034,589	—	4,034,589
Corporate Bonds	—	—	2,647,172	2,647,172
U.S. Treasury Securities	—	141,064	—	141,064

Total Fixed Income Securities	—	1,887,789,342	15,890,710	1,903,680,052

Equity Securities
Money Market Investments	88,963,696	—	—	88,963,696
Investment Companies	—	18,469,120	—	18,469,120

Total Equity Securities	88,963,696	18,469,120	—	107,432,816

Total Investments	$88,963,696	$1,906,258,462	$15,890,710	$2,011,112,868

Asset Derivatives
Futures Contracts
Interest Rate Risk	539,042	—	—	539,042

Total	$89,502,738	$1,906,258,462	$15,890,710	$2,011,651,910

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,033,571)	$—	$—	$(1,033,571)
Forward Currency Contracts
Foreign Currency Risk	—	(329,102)	—	(329,102)

Total	$(1,033,571)	$(329,102)	$—	$(1,362,673)

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2026

	TCW Central Cash Fund		TCW Core Fixed Income Fund		TCW Global Bond Fund		TCW Securitized Bond Fund
ASSETS
Investments, at Value (1)	$3,181,498,825		$504,206,831		$20,263,597		$1,908,512,378
Investment in Affiliated Issuers, at Value	—		39,524,012	(2)	2,689,309	(2)	102,600,490	(2)
Foreign Currency, at Value	—		—		3,915	(3)	763,025	(3)
Repurchase agreement at value	1,800,000,000	(4)	—		—		—
Cash	—		—		—		331,502
Receivable for Securities Sold	—		22,542,831		5,080		—
Receivable for Sale of When-Issued Securities	—		—		—		4,983,108
Receivable for Fund Shares Sold	—		1,216,260		2,614		1,391,917
Interest and Dividends Receivable	9,157,577		2,363,754		178,333		7,367,988
Receivable from Investment Advisor	—		49,614		20,041		78,376
Unrealized Appreciation on Forward Currency Exchange Contracts	—		196		53,862		—
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—		54,108		8,545		—
Cash Collateral Held for Brokers	—		2,662,000		195,000		1,664,048
Receivable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	—		33,142		5,912		—
Prepaid Expenses	1,365		58,608		23,848		54,789

Total Assets	4,990,657,767		572,711,356		23,450,056		2,027,747,621

LIABILITIES
Distributions Payable	14,097,415		80,404		741		2,405,626
Payable for Securities Purchased	100,000,000		28,321,382		228,803		5,430,551
Payable for Purchase of When-Issued Securities	—		64,101,701		2,520,879		368,953,495
Payable for Fund Shares Redeemed	413,134,176		688,739		954		3,176,307
Foreign currency overdraft, at value	—		182	(3)	—		—
Accrued Capital Gain Withholding Taxes	—		—		142		—
Accrued Directors’ Fees and Expenses	7,965		19,225		779		86,581
Deferred Accrued Directors’ Fees and Expenses	4,322		3,075		94		33,447
Accrued Management Fees	—		157,426		8,394		546,437
Accrued Distribution Fees	—		26,314		1,871		50,116
Payable to broker-variation margin on open futures contracts	—		—		—		77,783
Options Written, at Value	—		72,339	(5)	3,174	(5)	—
Unrealized Depreciation on Forward Currency Exchange Contracts	—		470,975		76,115		329,102
Transfer Agent Fees Payable	24,295		225,428		8,179		590,672
Administration Fee Payable	152,780		46,684		11,937		105,155
Audit Fees Payable	—		55,116		50,299		189,154
Accounting Fees Payable	86,869		64,776		12,394		267,000
Custodian Fees Payable	35,404		77,447		72,856		225,023
Legal Fees Payable	48,927		12,516		280		26,054
Other Accrued Expenses	757		113,947		20,862		348,075

Total Liabilities	527,592,910		94,537,676		3,018,753		382,840,578

NET ASSETS	$4,463,064,857		$478,173,680		$20,431,303		$1,644,907,043

NET ASSETS CONSIST OF:
Paid-in Capital	$4,462,967,314		$729,131,817		$23,813,265		$2,531,510,299
Accumulated Earnings (Loss)	97,543		(250,958,137)		(3,381,962)		(886,603,256)

NET ASSETS	$4,463,064,857		$478,173,680		$20,431,303		$1,644,907,043

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$—		$242,640,533		$11,320,781		$1,393,471,826

I-3 Class Share	$—		$10,250		$—		$10,391

N Class Share	$—		$128,859,437		$9,110,522		$241,340,461

Plan Class Share	$—		$106,663,460		$—		$10,084,365

Cash Management Shares	$4,463,064,857		$—		$—		$—

CAPITAL SHARES OUTSTANDING: (6)
I Class Share	—		25,208,893		1,345,306		180,207,265

I-3 Class Share	—		1,029		—		1,043

N Class Share	—		13,407,250		1,082,859		30,245,433

Plan Class Share	—		11,022,622		—		1,297,417

Cash Management Shares	4,462,967,314		—		—		—

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited) (Continued)

	TCW Central Cash Fund	TCW Core Fixed Income Fund	TCW Global Bond Fund	TCW Securitized Bond Fund
NET ASSET VALUE PER SHARE: (7)
I Class Share	$—	$9.63	$8.42	$7.73

I-3 Class Share	$—	$9.97	$—	$9.96

N Class Share	$—	$9.61	$8.41	$7.98

Plan Class Share	$—	$9.68	$—	$7.77

Cash Management Shares	$1.00	$—	$—	$—

(1)

The identified cost for the TCW Central Cash Fund, the TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund at April 30, 2026 was $3,181,498,825, $508,444,668, $20,294,200 and $2,056,930,561, respectively.

(2)	The identified cost for the TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund at April 30, 2026 was $39,524,012, $2,674,238 and $102,642,719, respectively.
(3)	The identified cost for the TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund at April 30, 2026 was $217, $4,170 and $749,360, respectively.
(4)	The identified cost was $1,800,000,000.
(5)	Premium received for the TCW Core Fixed Income Fund and the TCW Global Bond Fund at April 30, 2026 was $47,426 and $2,081, respectively.
(6)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, I-3 Class, N Class and Plan Class shares.
(7)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2026

	TCW Central Cash Fund	TCW Core Fixed Income Fund	TCW Global Bond Fund		TCW Securitized Bond Fund
INVESTMENT INCOME
Income:
Dividends	$84,770	$43,672	$1,280		$145,861
Dividends from Investment in Affiliated Issuers	—	1,063,539	33,011		1,536,337
Interest	88,666,142	8,766,948	423,741	(1)	41,979,975

Total	88,750,912	9,874,159	458,032		43,662,173

Expenses:
Management Fees	—	941,798	50,080		3,404,782
Accounting Services Fees	45,863	—	6,717		—
Administration Fees	81,622	22,261	6,469		55,279
Transfer Agent Fees:
I Class	37,302	85,348	4,083		530,575
I-3 Class	—	1,912	—		1,912
N Class	—	44,418	3,786		122,973
Plan Class	—	9,851	—		3,866
Custodian Fees	32,395	41,810	39,683		23,978
Professional Fees	58,549	49,170	32,343		156,512
Directors’ Fees and Expenses	10,882	37,590	1,317		108,253
Registration Fees:
I Class	—	11,471	7,280		14,617
I-3 Class	—	1,854	—		1,936
N Class	—	10,210	7,285		12,425
Plan Class	—	10,308	—		8,675
Distribution Fees:
N Class	—	146,944	11,369		310,020
Compliance Expense	—	3,097	3,097		3,097
Shareholder Reporting Expense	—	5,721	1,262		7,533
Repayment of Reimbursed Expenses:
I Class	—	7,326	764		39,972
I-3 Class	—	—	—		—
N Class	—	3,238	575		8,822
Plan Class	—	2,730	—		276
Other	17,413	56,012	8,198		144,879

Total	284,026	1,493,069	184,308		4,960,382

Less Expenses Borne by Investment Advisor:
I Class	—	(101,454)	(60,867)		(312,293)
I-3 Class	—	(3,760)	—		(3,839)
N Class	—	(144,202)	(58,172)		(158,121)
Plan Class	—	(57,860)	—		(13,102)

Net Expenses	284,026	1,185,793	65,269		4,473,027

Net Investment Income	88,466,886	8,688,366	392,763		39,189,146

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	118,880	(2,701,426)	(162,837	) (2)	(8,479,585)
Realized Gain Received as Distribution from Affiliated Issuers	—	—	—		3,625
Foreign Currency	—	12,210	(2,627)		(18,146)
Forward Currency Exchange Contracts	—	141,964	(126,325)		172,401
Futures Contracts	—	725,214	35,395		1,603,548
Swap Agreements	—	4,740	635		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(2,245,628)	97,634	(3)	(3,028,952)
Foreign Currency	—	16,008	3,316		20,338
Forward Currency Exchange Contracts	—	(667,196)	(15,235)		(557,400)
Futures Contracts	—	(1,903,243)	(89,008)		(2,399,164)
Investments in Affiliated Issuers	—	—	17		(51,999)
Options Written	—	(24,913)	(1,093)		—
Swap Agreements	—	(83,761)	(11,276)		—

Net Realized and Unrealized Gain (Loss) on Investments	118,880	(6,726,031)	(271,404)		(12,735,334)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,585,766	$1,962,335	$121,359		$26,453,812

(1)	Net of foreign taxes withheld of $298 for the TCW Global Bond Fund.
(2)	Net of capital gain withholding taxes of $234 for the TCW Global Bond Fund.
(3)	Includes net change in capital gain withholding taxes of $(249) for the TCW Global Bond Fund.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Central Cash Fund		TCW Core Fixed Income Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS
Net Investment Income	$88,466,886	$150,039,207	$8,688,366	$24,222,884
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	118,880	28,251	(1,817,298)	(28,574,801)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Options Written, Foreign Currency Transactions and Swap Contracts	—	—	(4,908,733)	36,084,105

Increase in Net Assets Resulting from Operations	88,585,766	150,067,458	1,962,335	31,732,188

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(88,466,885)	(150,039,208)	(10,173,283)	(28,699,182)

NET CAPITAL SHARE TRANSACTIONS
I Class	212,389,583	1,522,965,841	(5,339,474)	(367,102,906)
I-3 Class	—	—	253	10,036 (1)
N Class	—	—	24,653,424	(18,461,345)
Plan Class	—	—	8,097,757	2,789,379

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	212,389,583	1,522,965,841	27,411,960	(382,764,836)

Increase (Decrease) in Net Assets	212,508,464	1,522,994,091	19,201,012	(379,731,830)
NET ASSETS
Beginning of period	4,250,556,393	2,727,562,302	458,972,668	838,704,498

End of period	$4,463,064,857	$4,250,556,393	$478,173,680	$458,972,668

(1)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW Securitized Bond Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS
Net Investment Income	$392,763	$783,477	$39,189,146	$61,763,521
Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(255,759)	(548,067)	(6,718,157)	(27,165,474)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Options Written, Foreign Currency Transactions and Swap Contracts	(15,645)	1,155,540	(6,017,177)	97,134,574

Increase in Net Assets Resulting from Operations	121,359	1,390,950	26,453,812	131,732,621

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(543,385)	(559,943)	(54,893,932)	(129,065,511)

NET CAPITAL SHARE TRANSACTIONS
I Class	448,024	(307,545)	(123,725,696)	(38,002,475)
I-3 Class	—	—	382	10,054 (1)
N Class	137,185	187,552	(12,370,084)	(54,573,558)
Plan Class	—	—	609,153	4,698,944

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	585,209	(119,993)	(135,486,245)	(87,867,035)

Increase (Decrease) in Net Assets	163,183	711,014	(163,926,365)	(85,199,925)
NET ASSETS
Beginning of period	20,268,120	19,557,106	1,808,833,408	1,894,033,333

End of period	$20,431,303	$20,268,120	$1,644,907,043	$1,808,833,408

(1)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Notes to Financial Statements	April 30, 2026

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2026, the Company consisted of 12 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Funds

TCW Central Cash Fund	The Fund seeks maximum current income, consistent with preservation of capital, daily liquidity and a stable share price of $1.0000. The Fund is a government money market fund.

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. The Fund may invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Global Bond Fund	Seeks total return by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets in securities of issuers located outside the United States. The Fund does not limit its investments to a particular credit or ratings category and may invest up to 35% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Securitized Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued by securitized vehicles and similar instruments. At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA- or higher by S&P Global Ratings or the equivalent by any other nationally recognized statistical organization; other obligations of the U.S. government or its agencies, instrumentalities or sponsored corporations; and money market instruments. Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years.

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Central Cash Fund, which only offers Cash Management Shares, and the TCW Core Fixed Income Fund and TCW Securitized Bond Fund, which also offer I-3 Class shares and Plan Class shares. The I Class, I-3 Class, N Class, and Plan Class of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7). Cash Management shares are generally available for purchase only by funds, separately managed accounts and other investment vehicles advised or subadvised by the Advisor or its affiliates, and therefore are not available to the public. As of August 25, 2025, each of TCW Core Fixed Income Fund and TCW Securitized Bond Fund also offers I-3 Class shares.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

TCW Funds, Inc.

April 30, 2026

Note 2 — Significant Accounting Policies (Continued)

Shares Not Listed; No Market for Shares. TCW Private Asset Income Fund (“TPAY”) has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, TPAY does not currently intend to list the Shares for trading on any securities exchange, and TPAY does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in TPAY, unlike an investment in a typical closed-end fund, is not a liquid investment. Shareholders of TPAY are not able to have their shares redeemed or otherwise sell their shares daily. TPAY is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV per Share.

The Funds’ investment in TPAY is valued in accordance with ASC Topic 820, Fair Value Measurement. TPAY is an interval fund that publishes a daily net asset value (“NAV”) per share and permits transactions at the published NAV on the applicable measurement date, subject to the terms of its quarterly repurchase offers. The published NAV of TPAY is considered a readily determinable fair value, as it is calculated and disseminated on a daily basis and represents the price at which current transactions may occur on the measurement date. Because TPAY can be transacted at its published NAV, that NAV represents an exit price in an orderly transaction between market participants at the measurement date. Accordingly, the Funds value their investment in TPAY at the published NAV as of the measurement date. For fair value hierarchy classification, the investment in TPAY is classified within Level 2 of the fair value hierarchy, as the valuation is based on observable inputs, specifically the published NAV, but does not represent a quoted price in an active market for an identical investment that is freely tradable on a daily basis.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments.
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap

TCW Funds, Inc.

April 30, 2026

Note 2 — Significant Accounting Policies (Continued)

spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Fixed Income Fund	Asset-Backed Securities	Total
Balance as of October 31, 2025	$3,416,058	$3,416,058
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	35,087	35,087
Purchases	—	—
Sales	(158,471)	(158,471)
Transfers in to Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of April 30, 2026	$3,292,674	$3,292,674

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2026	$35,087	$35,087

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Securitized Bond Fund	Asset-Backed Securities	Corporate Bonds	Residential Mortgage- Backed Securities — Non-Agency	Total
Balance as of October 31, 2025	$19,248,876	$—	$—	$19,248,876
Accrued Discounts (Premiums)	—	—	—	—
Realized Gain (Loss)	(3,800,499)	—	(25)	(3,800,524)
Change in Unrealized Appreciation (Depreciation)	3,490,719	(1,080,497)	1,284	2,411,506
Purchases	61	3,744,650	—	3,744,711
Sales	(4,195,166)	(16,980)	(1,259)	(4,213,405)
Transfers in to Level 3*	—	—	—	—
Transfers out of Level 3*	(1,500,454)	—	—	(1,500,454)

Balance as of April 30, 2026	$13,243,537	$2,647,173	$—	$15,890,710

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2026	$(247,968)	$(1,080,497)	$1,284	$(1,327,181)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Funds, Inc.

April 30, 2026

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2026 are as follows:

TCW Core Fixed Income Fund	Fair Value at April 30, 2026	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$3,292,674	Broker Quote	Offered Quote	$94.633	$94.633	Increase

TCW Securitized Bond	Fair Value at April 30, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$1	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Asset-Backed Securities	$13,243,537	Broker Quote	Offered Quote	$99.90-$100	$99.950	Increase
Corporate Bonds	$2,647,172	Fair Value	Broker Pricing	$2.00-$99.84	$50.920	Increase
Residential Mortgage-Backed Securities — Non-Agency	$0	Fair Value	Broker Pricing	$0.000	$0.000	Increase
Residential Mortgage-Backed Securities — Non-Agency	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay, or reinvest, dividends from net investment income monthly. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

TCW Funds, Inc.

April 30, 2026

Note 2 — Significant Accounting Policies (Continued)

For the period ended April 30, 2026, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$56,319	$56,319
Futures Contracts (1)	—	311,276	311,276
Forward Currency Exchange Contracts	196	—	196

Total Value	$196	$367,595	$367,791

Liability Derivatives
Forward Currency Exchange Contracts	$(470,975)	$—	$(470,975)
Swaptions Written	—	(72,339)	(72,339)
Swap Agreements	—	(153,940)	(153,940)
Futures Contracts (1)	—	(1,594,985)	(1,594,985)

Total Value	$(470,975)	$(1,821,264)	$(2,292,239)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$141,964	$—	$141,964
Futures Contracts	—	725,214	725,214
Investments (2)	—	(205,095)	(205,095)

Net Realized Gain (Loss)	$141,964	$520,119	$662,083

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(667,196)	$—	$(667,196)
Futures Contracts	—	(1,903,243)	(1,903,243)
Investments (2)	—	219,356	219,356
Swaptions Written	—	(24,913)	(24,913)
Swap Agreements	—	(83,761)	(83,761)

Net Change in Appreciation (Depreciation)	$(667,196)	$(1,792,561)	$(2,459,757)

Number of Contracts, Notional Amounts or Shares/Units (4)
Forward Currency Exchange Contracts	24,725,299	—	24,725,299
Options Purchased	—	61,260,833	61,260,833
Futures Contracts	—	819	819
Swaptions Written	—	3,065,833	3,065,833
Swap Agreements	—	3,708,530	3,708,530

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$2,416	$2,416
Futures Contracts (1)	—	14,570	14,570
Forward Currency Exchange Contracts	53,862	—	53,862

Total Value	$53,862	$16,986	$70,848

Liability Derivatives
Forward Currency Exchange Contracts	$(76,115)	$—	$(76,115)
Swaptions Written	—	(3,174)	(3,174)
Swap Agreements	—	(30,345)	(30,345)
Futures Contracts (1)	—	(88,021)	(88,021)

Total Value	$(76,115)	$(121,540)	$(197,655)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(126,325)	$—	$(126,325)
Futures Contracts	—	35,395	35,395
Investments (2)	—	(1,887)	(1,887)
Swap Agreements	—	635	635

Net Realized Gain (Loss)	$(126,325)	$34,143	$(92,182)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(15,235)	$—	$(15,235)
Futures Contracts	—	(89,008)	(89,008)
Investments (2)	—	2,871	2,871
Swaptions Written	—	(1,093)	(1,093)
Swap Agreements	—	(11,276)	(11,276)

Net Change in Appreciation (Depreciation)	$(15,235)	$(98,506)	$(113,741)

Number of Contracts, Notional Amounts or Shares/Units (4)
Forward Currency Exchange Contracts	11,257,862	—	11,257,862
Swaptions Purchased	—	361,667	361,667
Futures Contracts	—	54	54
Swaptions Written	—	134,500	134,500
Swap Agreements	—	657,457	657,457

TCW Funds, Inc.

April 30, 2026

Note 2 — Significant Accounting Policies (Continued)

TCW Securitized Bond Fund

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$539,042	$539,042

Total Value	$—	$539,042	$539,042

Liability Derivatives
Forward Currency Exchange Contracts	$(329,102)	$—	$(329,102)
Futures Contracts (1)	—	(1,033,571)	(1,033,571)

Total Value	$(329,102)	$(1,033,571)	$(1,362,673)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$172,401	$—	$172,401
Futures Contracts	—	1,603,448	1,603,448
Investments (2)	—	(1,911,438)	(1,911,438)

Net Realized Gain (Loss)	$172,401	$(307,990)	$(135,589)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(557,400)	$—	$(557,400)
Futures Contracts	—	(2,399,164)	(2,399,164)
Investments(3)	—	990,051	990,051

Net Change in Appreciation (Depreciation)	$(557,400)	$(1,409,113)	$(1,966,513)

Number of Contracts, Notional Amounts or Shares/Units (4)
Forward Currency Exchange Contracts	19,749,200	—	19,749,200
Options Purchased	—	544,972,500	544,972,500
Futures Contracts	—	2,351	2,351

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2026 is reported within the Statement of Assets and Liabilities.

(2)	Represents realized loss for purchased options during the period.
(3)	Represents change in unrealized appreciation (depreciation) for purchased options during the period.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended on April 30, 2026.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets,

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with

TCW Funds, Inc.

April 30, 2026

Note 2 — Significant Accounting Policies (Continued)

select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivatives transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following tables present each Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreement and net of the related collateral received or pledged by each Fund as of April 30, 2026:

TCW Core Fixed Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Barclays Capital
Purchased Swaptions	$56,319	$—	$—	$56,319
JP Morgan Chase Bank
Forward Currency Exchange Contracts	196	—	(196)	—

Total	$56,515	$—	$(196)	$56,319

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Bank of New York
Forward Currency Exchange Contracts	$5,812	$—	$—	$5,812
Citibank N.A.
Forward Currency Exchange Contracts	115,113	(50,000)	—	65,113
Goldman Sachs & Co.
Forward Currency Exchange Contracts	164,968	(164,968)	—	—
JP Morgan Chase Bank
Forward Currency Exchange Contracts	185,082	—	(196)	184,886
JP Morgan Chase Bank
Written Swaptions	72,339	—	—	72,339

Total	$543,314	$(214,968)	$(196)	$328,150

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received (1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets (2)
Barclays Capital
Forward Currency Exchange Contracts	$17,655	$—	$(4,658)	$12,997
Barclays Capital
Purchased Swaptions	2,416	—	—	2,416
Citibank N.A.
Forward Currency Exchange Contracts	10,428	—	(10,428)	—
Goldman Sachs & Co.
Forward Currency Exchange Contracts	14,850	—	(14,850)	—
ING Baring (U.S.) Capital Markets
Forward Currency Exchange Contracts	5,404	—	(201)	5,203
JP Morgan Chase Bank
Forward Currency Exchange Contracts	3,710	—	(1,721)	1,989
Morgan Stanley Bank N.A.
Forward Currency Exchange Contracts	112	—	—	112
State Street Bank & Trust Co.
Forward Currency Exchange Contracts	566	—	(566)	—
UBS AG
Forward Currency Exchange Contracts	1,137	—	(1,137)	—

Total	$56,278	$—	$(33,561)	$22,717

TCW Funds, Inc.

April 30, 2026

Note 2 — Significant Accounting Policies (Continued)

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged (1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities (3)
Bank of New York
Forward Currency Exchange Contracts	$1,884	$—	$—	$1,884
Barclays Capital
Forward Currency Exchange Contracts	4,658	—	(4,658)	—
Citibank N.A.
Forward Currency Exchange Contracts	21,520	—	(10,428)	11,092
Deutsche Bank AG
Forward Currency Exchange Contracts	524	—	—	524
Goldman Sachs & Co.
Forward Currency Exchange Contracts	14,945	—	(14,850)	95
HSBC Bank Plc
Forward Currency Exchange Contracts	296	—	—	296
ING Baring (U.S.) Capital Markets
Forward Currency Exchange Contracts	201	—	(201)	—
JP Morgan Chase Bank
Forward Currency Exchange Contracts	1,721	—	(1,721)	—
JP Morgan Chase Bank
Written Swaptions	3,174	—	—	3,174
State Street Bank & Trust Co.
Forward Currency Exchange Contracts	869	—	(566)	303
UBS AG
Forward Currency Exchange Contracts	29,497	—	(1,137)	28,360

Total	$79,289	$—	$(33,561)	$45,728

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Securitized Bond Fund

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged (1)	Derivatives Assets/(Liabilities) Available for Offset	Net Amount of Liabilities (2)
Citibank N.A.
Forward Currency Exchange Contracts	$329,102	$(329,102)	$—	$—

Total	$329,102	$(329,102)	$—	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

Note 3 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

TCW Funds, Inc.

April 30, 2026

Note 3 — Portfolio Investments (Continued)

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into mortgage dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A mortgage dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2026. The Fund did, however, enter into TBA transactions, including TBA dollar rolls. TBA securities are forward commitments to purchase or sell mortgage-backed securities for a fixed price, with the specific securities to be delivered determined at a later date. In TBA dollar roll transactions, the Fund sells a TBA security for current settlement and simultaneously enters into a commitment to purchase a substantially similar TBA security for a future settlement date. Unlike mortgage dollar rolls involving specified MBS, TBA dollar rolls do not involve the sale and repurchase of the same security, but rather the rolling of forward commitments with similar characteristics (such as issuer, coupon, and maturity). Accordingly, these transactions are not considered financing transactions involving identified securities and are accounted for as purchase

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

and sale transactions. Any gain or loss generated from TBA dollar roll transactions is recognized as part of the Fund’s investment operations and is reflected in the Statement of Operations.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. The TCW Central Cash Fund had repurchase agreements outstanding as of April 30, 2026 classified as Level 2.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements accounted for as secured borrowings in accordance with ASC No. 860, Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financing and Disclosures. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2026.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW Securitized

TCW Funds, Inc.

April 30, 2026

Note 3 — Portfolio Investments (Continued)

Bond Fund entered into forward currency exchange contracts during the period ended April 30, 2026 to hedge against the foreign currency exposure within the Funds. Outstanding forward currency exchange contracts at April 30, 2026 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW Securitized Bond Fund utilized futures during the period ended April 30, 2026 to help manage interest rate duration of those Funds. Futures contracts outstanding at April 30, 2026 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable,

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to

TCW Funds, Inc.

April 30, 2026

Note 3 — Portfolio Investments (Continued)

adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended April 30, 2026, TCW Core Fixed Income Fund and TCW Global Bond Fund held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2026, the TCW Core Fixed Income Fund and the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed Securities Risk: Each Fund may invest in MBS. The values of some MBS may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

TCW Funds, Inc.

April 30, 2026

Note 4 — Risk Considerations (Continued)

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Risk Considerations (Continued)

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2026, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Central Cash Fund	$—	$—	$—	$4,981,498,825
TCW Core Fixed Income Fund	6,310,105	(14,568,919)	(8,258,814)	551,989,657
TCW Global Bond Fund	515,772	(782,639)	(266,867)	23,219,773
TCW Securitized Bond Fund	54,311,588	(207,302,740)	(152,991,152)	2,164,104,020

At October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Central Cash Fund	$—	$—	$—
TCW Core Fixed Income Fund	—	—	—
TCW Global Bond Fund	306,840	—	306,840
TCW Securitized Bond Fund	—	—	—

TCW Funds, Inc.

April 30, 2026

Note 5 — Federal Income Taxes (Continued)

During the year ended October 31, 2025, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Central Cash Fund	$150,039,208	$—	$—	$150,039,208
TCW Core Fixed Income Fund	24,134,605	—	4,564,577	28,699,182
TCW Global Bond Fund	559,943	—	—	559,943
TCW Securitized Bond Fund	120,927,741	—	8,137,770	129,065,511

At October 31, 2025, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	No Expiration
	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Central Cash Fund	$21,337	$—	$21,337
TCW Core Fixed Income Fund	154,669,938	80,416,823	235,086,761
TCW Global Bond Fund	1,091,958	1,744,914	2,836,872
TCW Securitized Bond Fund	451,695,883	234,636,078	686,331,961

The Funds did not have any unrecognized tax benefits at April 30, 2026, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2026. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Core Fixed Income Fund	0.40%
TCW Global Bond Fund	0.50%
TCW Securitized Bond Fund	0.40%

The TCW Central Cash Fund does not pay management fees to the Advisor.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.49	% (1)
I-3 Class (2)	0.56	% (1)
N Class	0.70	% (1)
Plan Class	0.44	% (1)
TCW Global Bond Fund
I Class	0.60	% (1)
N Class	0.70	% (1)
TCW Securitized Bond Fund
I Class	0.49	% (1)
I-3 Class (2)	0.59	% (1)
N Class	0.70	% (1)
Plan Class	0.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)	I-3 Class commenced operations on August 26, 2025.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement by or from the Advisor shall be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement to the extent approved by the disinterested Directors. The Advisor may not request or receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At April 30, 2026, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2027	Expires 10/31/2028	Expires 10/31/2029	Total
TCW Core Fixed Income Fund	$607,618	$697,938	$293,982	$1,599,538
TCW Global Bond Fund	321,558	264,299	117,700	703,557
TCW Securitized Bond Fund	1,430,139	1,329,969	464,485	3,224,593

Total	$2,359,315	$2,292,206	$876,167	$5,527,688

During the period ended April 30, 2026, the Advisor recouped $13,294, $1,339 and $49,070 from TCW Core Fixed Income Fund, TCW Global Bond Fund and TCW Securitized Bond Fund, respectively.

Directors’ Fees: The Funds pay each Independent Director an annual retainer of $92,500. In addition, each Independent Director receives a per-meeting fee for every Board of Directors meeting attended. For in-person attendance, the fee is $6,500 per meeting. For telephonic attendance, the fee is $1,000 for meetings lasting more than one hour and $500 for meetings lasting one hour or less. The Independent Chair of the Board of Directors receives an additional annual retainer of $37,500. The Independent Vice Chair receives an additional annual retainer of $25,000. The Chairs of the Audit Committee and the Nominating and Governance Committee each receive an additional annual retainer of $6,250. These retainers and meeting fees are prorated across each series of the Company. The Independent Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending meetings of the Board or a committee of the Board. Interested Directors and officers who are employed by the Advisor or an affiliated company thereof receive no compensation or expense reimbursement from the Company. Directors do not receive any pension or retirement benefits as a result of their service as a Director of the Corporation. The expenses related to the annual retainer and meeting fees are recorded in the Statement of Operations.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

TCW Funds, Inc.

April 30, 2026

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2026 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Central Cash Fund	$—	$—	$—	$—
TCW Core Fixed Income Fund	58,510,622	51,160,408	1,054,530,261	995,741,208
TCW Global Bond Fund	11,705,902	12,678,365	18,186,151	16,917,288
TCW Securitized Bond Fund	84,647,412	187,147,041	2,665,064,547	2,685,804,488

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Central Cash Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	21,313,012,519	$21,313,012,519	42,464,189,277	$42,464,189,277
Shares Issued upon Reinvestment of Dividends	2,276,423	2,276,423	112,161,316	112,161,316
Shares Redeemed	(21,102,899,359)	(21,102,899,359)	(41,053,384,752)	(41,053,384,752)

Net Increase	212,389,583	$212,389,583	1,522,965,841	$1,522,965,841

TCW Core Fixed Income Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,699,081	$16,594,261	6,371,601	$61,394,436
Shares Issued upon Reinvestment of Dividends	607,872	5,931,861	2,089,296	20,124,152
Shares Redeemed	(2,854,098)	(27,865,596)	(46,886,867)	(448,621,494)

Net Decrease	(547,145)	$(5,339,474)	(38,425,970)	$(367,102,906)

I-3 Class(1)	Shares	Amount	Shares	Amount
Shares Sold	—	$—	1,000	$10,000
Shares Issued upon Reinvestment of Dividends	25	253	4	36

Net Increase	25	$253	1,004	$10,036

N Class	Shares	Amount	Shares	Amount
Shares Sold	3,801,006	$37,092,682	1,771,883	$17,040,743
Shares Issued upon Reinvestment of Dividends	267,764	2,606,840	457,446	4,401,080
Shares Redeemed	(1,542,518)	(15,046,098)	(4,141,861)	(39,903,168)

Net Increase	2,526,252	$24,653,424	(1,912,532)	$(18,461,345)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	1,811,543	$17,796,607	2,970,455	$28,801,956
Shares Issued upon Reinvestment of Dividends	271,896	2,666,990	466,148	4,517,858
Shares Redeemed	(1,260,046)	(12,365,840)	(3,153,571)	(30,530,435)

Net Increase	823,393	$8,097,757	283,032	$2,789,379

(1)	I-3 Class commenced operations on August 26, 2025.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	21,316	$182,762	27,175	$232,070
Shares Issued upon Reinvestment of Dividends	37,348	318,030	36,465	304,997
Shares Redeemed	(6,214)	(52,768)	(100,228)	(844,612)

Net Increase	52,450	$448,024	(36,588)	$(307,545)

N Class	Shares	Amount	Shares	Amount
Shares Sold	15,937	$135,453	24,543	$205,081
Shares Issued upon Reinvestment of Dividends	30,873	262,684	29,164	243,865
Shares Redeemed	(30,585)	(260,952)	(31,865)	(261,394)

Net Increase	16,225	$137,185	21,842	$187,552

TCW Securitized Bond Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	17,142,688	$134,443,504	72,436,656	$566,452,810
Shares Issued upon Reinvestment of Dividends	4,875,865	38,201,252	9,734,895	75,837,083
Shares Redeemed	(37,769,692)	(296,370,452)	(87,162,981)	(680,292,368)

Net Decrease	(15,751,139)	$(123,725,696)	(4,991,430)	$(38,002,475)

I-3 Class(1)	Shares	Amount	Shares	Amount
Shares Sold	—	$—	1,000	$10,000
Shares Issued upon Reinvestment of Dividends	38	382	5	54

Net Increase	38	$382	1,005	$10,054

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,508,319	$12,208,102	3,263,212	$26,235,117
Shares Issued upon Reinvestment of Dividends	1,049,672	8,485,448	2,309,133	18,561,846
Shares Redeemed	(4,085,329)	(33,063,634)	(12,354,234)	(99,370,521)

Net Decrease	(1,527,338)	$(12,370,084)	(6,781,889)	$(54,573,558)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	293,691	$2,316,323	681,197	$5,337,301
Shares Issued upon Reinvestment of Dividends	1,597	12,591	2,953	23,121
Shares Redeemed	(219,109)	(1,719,761)	(84,688)	(661,478)

Net Increase	76,179	$609,153	599,462	$4,698,944

(1)	I-3 Class commenced operations on August 26, 2025.

Note 10 — Affiliate Ownership

As of April 30, 2026, affiliates of the Funds and Advisor owned 100% and 86.14% of the net assets of the TCW Central Cash Fund and the TCW Global Bond Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted

TCW Funds, Inc.

April 30, 2026

Note 11 — Restricted Securities (Continued)

except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at April 30, 2026 are listed below.

TCW Global Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 0.00%, 10/01/29	01/12/26	$17,558	$331	0.00%

		$17,558	$331	0.00%

TCW Securitized Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.00%, 10/20/38	10/29/25	$43	$0	0.00%

		$43	$0	0.00%

Note 12 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 13 — Committed Line Of Credit

The Funds, together with the TCW Metropolitan West Funds and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 17, 2026. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10% plus 1.25% or the Overnight Bank Funding Rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the six months ended April 30, 2026. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 14 — Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that are executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), which acts in accordance with Board of Director reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statement of Operations.

Note 15 — Recent Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. There was no impact to the Funds’ financial statements and no additional disclosures were required for the period ended April 30, 2026.

Note 16 — Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

TCW Central Cash Fund

Financial Highlights — Cash Management Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025	For the period July 15, 2024 (Commencement of Operations) through October 31, 2024
Net Asset Value per Share, Beginning of period	$1.00		$1.00	$1.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.04	0.02

Total from Investment Operations	0.02		0.04	0.02

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.04)	(0.02)

Total Distributions	(0.02)		(0.04)	(0.02)

Net Asset Value per Share, End of period	$1.00		$1.00	$1.00

Total Return	1.85	% (2)	4.47%	1.64	% (3)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$4,463,065		$4,250,556	$2,727,562

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.01	% (4)	0.02%	0.01	% (4)

After Expense Reimbursement	0.01	% (4)	0.02%	0.01	% (4)

Ratio of Net Investment Income to Average Net Assets	3.77	% (4)	4.35%	5.34	% (4)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Not annualized.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022		Year Ended October 31, 2021
Net Asset Value per Share, Beginning of period	$9.79		$9.65	$9.08	$9.39	$11.56		$11.98

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.37	0.38	0.36	0.20		0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		0.22	0.63	(0.36)	(2.17)		(0.09)

Total from Investment Operations	0.05		0.59	1.01	—	(1.97)		0.02

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.37)	(0.44)	(0.31)	(0.17)		(0.14)
Distributions from Net Realized Gain	—		—	—	—	(0.00	) (2)	(0.26)
Distributions from Return of Capital	—		(0.08)	—	—	(0.03)		(0.04)

Total Distributions	(0.21)		(0.45)	(0.44)	(0.31)	(0.20)		(0.44)

Net Asset Value per Share, End of period	$9.63		$9.79	$9.65	$9.08	$9.39		$11.56

Total Return	0.50	% (3)	6.23%	11.15%	(0.29%)	(17.10%)		0.19%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$242,641		$252,199	$619,344	$689,215	$911,213		$1,471,072

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.58	% (4)	0.57%	0.52%	0.50%	0.53%		0.51%

After Expense Reimbursement	0.49	% (4)	0.49%	0.49%	0.49%	0.49%		0.49%

Ratio of Net Investment Income to Average Net Assets	3.70	% (4)	3.83%	3.92%	3.69%	1.90%		0.94%

Portfolio Turnover Rate (5)	218.91	% (3)	426.07%	453.67%	442.34%	473.72%		469.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — I-3 Class

	Six Months Ended April 30, 2026 (Unaudited)		August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.14		$10.00 (1)

Income (Loss) from Investment Operations:
Net investment income (2)	0.18		0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		0.14

Total from investment operations	0.04		0.21

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.06)
Return of capital	—		(0.01)

Total distributions	(0.21)		(0.07)

Net Asset Value per Share, End of period	$9.97		$10.14

Total Return	0.43	% (3)	2.11	% (4)

Ratios/Supplemental data:

Net assets, end of period (in thousands)	$10		$10

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	74.36	% (5)	1.37	% (5)

After Expense Reimbursement	0.53	% (5)	0.56	% (5)

Ratio of Net Investment Income to Average Net Assets	3.63	% (5)	3.62	% (5)

Portfolio Turnover Rate (6)	218.91	% (3)	426.07	% (4)

(1)	I-3 Class commenced operations on August 26, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the six months ended April 30, 2026 and not indicative of a full year’s results.
(4)	Not annualized.
(5)	Annualized.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021
Net Asset Value per Share, Beginning of period	$9.77		$9.63	$9.05	$9.38	$11.53		$11.95

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.36	0.37	0.35	0.19		0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		0.21	0.63	(0.39)	(2.16)		(0.09)

Total from Investment Operations	0.04		0.57	1.00	(0.04)	(1.97)		—

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.36)	(0.42)	(0.29)	(0.15)		(0.12)
Distributions from Net Realized Gain	—		—	—	—	(0.00	) (2)	(0.26)
Distributions from Return of Capital	—		(0.07)	—	—	(0.03)		(0.04)

Total Distributions	(0.20)		(0.43)	(0.42)	(0.29)	(0.18)		(0.42)

Net Asset Value per Share, End of period	$9.61		$9.77	$9.63	$9.05	$9.38		$11.53

Total Return	0.32	% (3)	6.18%	11.12%	(0.56)%	(17.22)%		0.00%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$128,859		$106,357	$123,172	$152,264	$170,497		$223,562

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.84	% (4)	0.86%	0.83%	0.80%	0.82%		0.80%

After Expense Reimbursement	0.59	% (4)	0.60%	0.62%	0.64%	0.64%		0.65%

Ratio of Net Investment Income to Average Net Assets	3.62	% (4)	3.73%	3.79%	3.56%	1.77%		0.78%

Portfolio Turnover Rate (5)	218.91	% (3)	426.07%	453.67%	442.34%	473.72%		469.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — Plan Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021
Net Asset Value per Share, Beginning of period	$9.84		$9.70	$9.13	$9.44	$11.61		$12.06

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.38	0.39	0.37	0.25		0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		0.21	0.62	(0.37)	(2.21)		(0.11)

Total from Investment Operations	0.05		0.59	1.01	—	(1.96)		—

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.37)	(0.44)	(0.31)	(0.18)		(0.14)
Distributions from Net Realized Gain	—		—	—	—	(0.00	) (2)	(0.26)
Distributions from Return of Capital	—		(0.08)	—	—	(0.03)		(0.05)

Total distributions	(0.21)		(0.45)	(0.44)	(0.31)	(0.21)		(0.45)

Net Asset Value per Share, End of period	$9.68		$9.84	$9.70	$9.13	$9.44		$11.61

Total Return	0.43	% (3)	6.38%	11.17%	(0.11%)	(17.07%)		(0.01%)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$106,663		$100,406	$96,188	$193,212	$81,408		$867

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.55	% (4)	0.53%	0.50%	0.48%	0.51%		7.54%

After Expense Reimbursement	0.44	% (4)	0.44%	0.44%	0.44%	0.44%		0.44%

Ratio of Net Investment Income to Average Net Assets	3.75	% (4)	3.90%	3.96%	3.83%	2.46%		0.97%

Portfolio Turnover Rate (5)	218.91	% (3)	426.07%	453.67%	442.34%	473.72%		469.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$8.59		$8.24	$7.65	$7.75	$10.18	$10.66

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.33	0.36	0.36	0.24	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.26	0.48	(0.17)	(2.50)	(0.20)

Total from Investment Operations	0.06		0.59	0.84	0.19	(2.26)	—

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.24)	(0.25)	(0.22)	(0.03)	(0.20)
Distributions from Net Realized Gain	—		—	—	—	(0.01)	(0.22)
Distributions from Return of Capital	—		—	—	(0.07)	(0.13)	(0.06)

Total Distributions	(0.23)		(0.24)	(0.25)	(0.29)	(0.17)	(0.48)

Net Asset Value per Share, End of period	$8.42		$8.59	$8.24	$7.65	$7.75	$10.18

Total Return	0.69	% (2)	7.27%	11.03%	2.22%	(22.45%)	(0.18%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$11,321		$11,107	$10,952	$9,830	$8,650	$24,332

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.69	% (3)	1.84%	2.16%	1.66%	1.67%	1.15%

After Expense Reimbursement	0.60	% (3)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	3.97	% (3)	3.99%	4.37%	4.40%	2.59%	1.87%

Portfolio Turnover Rate (4)	142.27	% (2)	266.31%	266.63%	221.66%	208.60%	245.94%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$8.59		$8.24	$7.65	$7.75	$10.17	$10.66

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.33	0.35	0.35	0.26	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.25	0.48	(0.17)	(2.52)	(0.21)

Total from Investment Operations	0.05		0.58	0.83	0.18	(2.26)	(0.02)

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.23)	(0.24)	(0.22)	(0.03)	(0.19)
Distributions from Net Realized Gain	—		—	—	—	(0.01)	(0.22)
Distributions from Return of Capital	—		—	—	(0.06)	(0.12)	(0.06)

Total Distributions	(0.23)		(0.23)	(0.24)	(0.28)	(0.16)	(0.47)

Net Asset Value per Share, End of period	$8.41		$8.59	$8.24	$7.65	$7.75	$10.17

Total Return	0.52	% (2)	7.16%	10.91%	2.12%	(22.45)%	(0.38)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$9,111		$9,161	$8,605	$7,971	$7,730	$10,742

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.98	% (3)	2.15%	2.47%	1.95%	2.15%	1.53%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	3.77	% (3)	3.89%	4.27%	4.29%	2.80%	1.77%

Portfolio Turnover Rate (4)	142.27	% (2)	266.31%	266.63%	221.66%	208.60%	245.94%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$7.87		$7.85	$7.39	$7.96	$10.14	$10.46

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.27	0.37	0.43	0.33	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		0.32	0.60	(0.53)	(2.28)	(0.25)

Total from Investment Operations	0.11		0.59	0.97	(0.10)	(1.95)	(0.04)

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.53)	(0.51)	(0.47)	(0.23)	(0.20)
Distributions from Net Realized Gain	—		—	—	—	—	(0.07)
Distributions from Return of Capital	—		(0.04)	—	—	—	(0.01)

Total Distributions	(0.25)		(0.57)	(0.51)	(0.47)	(0.23)	(0.28)

Net Asset Value per Share, End of period	$7.73		$7.87	$7.85	$7.39	$7.96	$10.14

Total Return	1.43	% (2)	7.80%	13.32%	(1.51%)	(19.58%)	(0.40%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$1,393,472		$1,541,332	$1,576,958	$2,149,490	$2,595,866	$4,264,583

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.54	% (3)	0.54%	0.54%	0.50%	0.55%	0.52%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	4.58	% (3)	3.48%	4.69%	5.28%	3.59%	2.07%

Portfolio Turnover Rate (4)	136.45	% (2)	307.34%	327.85%	303.12%	386.85%	493.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — I-3 Class

	Six Months Ended April 30, 2026 (Unaudited)		August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.14		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.23 (2)		(0.04	) (7)
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		0.29

Total from investment operations	0.14		0.25

Less Distributions:
Distributions from Net Investment Income	(0.32)		(0.10)
Return of capital	—		(0.01)

Total distributions	(0.32)		(0.11)

Net Asset Value per Share, End of period	$9.96		$10.14

Total Return	1.39	% (4)	2.48	% (3)

Ratios/Supplemental data:

Net assets, end of period (in thousands)	$10		$10

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	75.43	% (5)	1.34	% (5)

After Expense Reimbursement	0.58	% (5)	0.59	% (5)

Ratio of Net Investment Income to Average Net Assets	4.50	% (5)	(2.41	%) (5)

Portfolio Turnover Rate (6)	136.45	% (4)	307.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(3)	Not annualized.
(4)	For the six months ended April 30, 2026 and not indicative of a full year’s results.
(5)	Annualized.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(7)	The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$8.12		$8.10	$7.62	$8.21	$10.46	$10.78

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.26	0.36	0.43	0.33	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		0.33	0.63	(0.56)	(2.37)	(0.25)

Total from Investment Operations	0.11		0.59	0.99	(0.13)	(2.04)	(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.53)	(0.51)	(0.46)	(0.21)	(0.18)
Distributions from Net Realized Gain	—		—	—	—	—	(0.07)
Distributions from Return of Capital	—		(0.04)	—	—	—	(0.01)

Total Distributions	(0.25)		(0.57)	(0.51)	(0.46)	(0.21)	(0.26)

Net Asset Value per Share, End of period	$7.98		$8.12	$8.10	$7.62	$8.21	$10.46

Total Return	1.38	% (2)	7.57%	13.01%	(1.75)%	(19.70)%	(0.58)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$241,340		$257,837	$312,171	$389,444	$506,866	$818,608

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.83	% (3)	0.84%	0.83%	0.77%	0.79%	0.81%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	4.38	% (3)	3.28%	4.47%	5.07%	3.40%	1.83%

Portfolio Turnover Rate (4)	136.45	% (2)	307.34%	327.85%	303.12%	386.85%	493.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — Plan Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$7.91		$7.89	$7.42	$8.00	$10.19	$10.50

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.28	0.37	0.44	0.36	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)		0.31	0.61	(0.55)	(2.31)	(0.24)

Total from Investment Operations	0.12		0.59	0.98	(0.11)	(1.95)	(0.02)

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.54)	(0.51)	(0.47)	(0.24)	(0.21)
Distributions from Net Realized Gain	—		—	—	—	—	(0.07)
Distributions from Return of Capital	—		(0.03)	—	—	—	(0.01)

Total distributions	(0.26)		(0.57)	(0.51)	(0.47)	(0.24)	(0.29)

Net Asset Value per Share, End of period	$7.77		$7.91	$7.89	$7.42	$8.00	$10.19

Total Return	1.46	% (2)	7.86%	13.35%	(1.68%)	(19.43%)	(0.25%)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$10,084		$9,654	$4,904	$2,476	$1,522	$571

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.70	% (3)	0.80%	1.16%	1.32%	2.98%	6.69%

After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%

Ratio of Net Investment Income to Average Net Assets	4.66	% (3)	3.53%	4.70%	5.31%	3.88%	2.13%

Portfolio Turnover Rate (4)	136.45	% (2)	307.34%	327.85%	303.12%	386.85%	493.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed on TCW’s website. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Resources/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Company’s first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW Funds, Inc.

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Directors

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Richard Villa

Advisor

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, MO 64121

Officers

Richard Villa

President and Principal Executive Officer

Treasurer, Principal Financial Officer

Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, CA 90071

For Additional Information

Call 800 FUND TCW (800 386 3829) or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution).

We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

Semi-Annual

Financial

Statements

and Other Information Form N-CSR Items 7-11

April 30, 2026

TCW International Funds

Emerging Markets Income Fund

Emerging Markets Local Currency Income Fund

White Oak Emerging Markets Equity Fund

TCW Funds, Inc.

Table of Contents	April 30, 2026

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 86.2% of Net Assets

Angola — 4.6%

Angola Government International Bonds

8.00% (1)	11/26/29	$19,139,000	$19,548,575

8.25% (1)	05/09/28	9,881,000	10,141,068

8.75% (1)	04/14/32	36,747,000	38,304,705

9.13% (1)	11/26/49	16,000,000	15,304,800

9.24% (2)	01/15/31	19,288,000	20,613,857

9.38% (2)	03/31/33	6,700,000	7,096,908

9.38% (1)	05/08/48	10,000,000	9,761,500

9.88% (2)	10/15/35	61,317,000	66,013,882

Total Angola

(Cost: $168,287,376)			186,785,295

Argentina — 5.8%

Argentina Republic Government International Bonds

0.75%	07/09/30	35,503,142	30,644,892

3.50%	07/09/41	106,737,714	73,750,423

4.13%	07/09/35	86,721,933	64,772,612

4.13%	07/09/46	27,301,634	19,227,176

5.00%	01/09/38	55,414,420	43,090,253

Provincia de Buenos Aires/Government Bonds

6.63% (1)	09/01/37	7,553,749	5,829,153

Total Argentina

(Cost: $228,284,719)			237,314,509

Bahrain — 1.8%

Bahrain Government International Bonds

5.45% (1)	09/16/32	11,976,000	11,170,255

5.63% (1)	05/18/34	18,412,000	16,915,657

6.63% (1)	10/06/37	4,213,000	4,013,388

6.75% (1)	09/20/29	16,105,000	16,177,955

7.10% (2)	02/03/38	20,562,000	20,151,582

CBB International Sukuk Programme Co. WLL

6.00% (2)	02/12/31	7,353,000	7,224,764

Total Bahrain

(Cost: $73,965,695)			75,653,601

Brazil — 4.6%

Aegea Finance SARL

7.63% (2)	01/20/36	18,349,000	13,331,833

9.00% (2)	01/20/31	15,922,000	13,416,514

Brazil Government International Bonds

3.75%	09/12/31	4,148,000	3,849,634

4.75%	01/14/50	11,830,000	8,769,106

5.00%	01/27/45	8,056,000	6,482,019

5.50%	11/06/30	14,238,000	14,527,743

6.00%	10/20/33	5,479,000	5,540,639

6.13%	03/15/34	20,725,000	21,030,279

6.63%	03/15/35	12,586,000	13,051,556

7.13%	05/13/54	15,840,000	15,945,494

CSN Inova Ventures

6.75% (1)	01/28/28	953,000	813,462

Issues	Maturity Date	Principal Amount	Value

Brazil (Continued)

CSN Resources SA

4.63% (2)	06/10/31	$17,172,000	$11,779,649

8.88% (2)	12/05/30	9,178,000	7,465,936

8.88% (1)	12/05/30	7,570,000	6,157,892

Minerva Luxembourg SA

7.50% (2)	04/22/36	10,325,000	10,143,074

Samarco Mineracao SA (4.00% Cash or 5.00% PIK) due 12/31/26

9.50% (2)	06/30/31	26,960,826	27,044,405

Yinson Bergenia Production BV

8.50% (2)	01/31/45	8,221,184	8,837,033

Total Brazil

(Cost: $192,379,517)			188,186,268

Chile — 1.6%

AES Andes SA

8.15% (5 yr. CMT + 3.835%)(2), (3)	06/10/55	12,058,000	12,703,585

Antofagasta PLC

6.25% (2)	05/02/34	10,078,000	10,715,837

Corp. Nacional del Cobre de Chile

6.30% (1)	09/08/53	8,283,000	8,443,442

6.44% (1)	01/26/36	10,233,000	10,919,020

Latam Airlines Group SA

7.63% (2)	01/07/31	5,371,000	5,457,527

Sociedad Quimica y Minera de Chile SA

5.63% (5 yr. CMT + 1.915%)(2), (3)	04/22/56	19,190,000	19,097,504

Total Chile

(Cost: $65,613,715)			67,336,915

Colombia — 4.9%

Banco Davivienda SA

8.13% (5 yr. CMT + 4.588%)(2), (3)	07/02/35	3,150,000	3,253,068

Colombia Government International Bonds

5.63%	02/26/44	2,096,000	1,737,647

7.50%	02/02/34	34,538,000	36,205,840

7.75%	11/07/36	29,590,000	31,253,846

8.00%	04/20/33	11,685,000	12,598,884

Ecopetrol SA

5.88%	05/28/45	16,143,000	12,411,545

7.75%	02/01/32	11,075,000	11,352,318

8.38%	01/19/36	43,949,000	45,581,705

EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA

5.38% (1)	12/30/30	863,589	801,411

EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU

8.50% (2)	06/30/32	16,984,000	17,651,471

Gran Tierra Energy, Inc.

9.75% (2)	04/15/31	12,332,000	11,284,150

See accompanying Notes to Financial Statements.

1

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Colombia (Continued)

Termocandelaria Power SA

7.75% (2)	09/17/31	$17,291,000	$17,813,188

Total Colombia

(Cost: $195,902,813)			201,945,073

Congo — 0.2%

DRC International Bonds

8.75% (2)	04/16/32	3,240,000	3,308,267

9.50% (2)	04/16/37	2,700,000	2,761,722

Total Congo

(Cost: $5,940,000)			6,069,989

Dominican Republic — 2.9%

Dominican Republic International Bonds

4.88% (2)	09/23/32	23,395,000	22,132,372

5.50% (2)	02/22/29	10,183,000	10,211,920

5.88% (1)	10/28/35	2,030,000	1,988,080

5.88% (1)	01/30/60	17,634,000	15,355,335

6.00% (1)	02/22/33	7,150,000	7,153,146

6.40% (1)	06/05/49	11,519,000	11,046,836

6.60% (1)	06/01/36	20,688,000	21,308,019

6.85% (1)	01/27/45	15,542,000	15,633,387

6.95% (2)	03/15/37	12,740,000	13,310,879

7.45% (1)	04/30/44	1,314,000	1,409,410

Total Dominican Republic

(Cost: $113,594,286)			119,549,384

Ecuador — 1.7%

Ecuador Government International Bonds

0.00% (1),(4)	07/31/30	4,203,790	3,615,512

5.00% (1)	07/31/40	33,112,542	27,777,449

6.90% (2)	07/31/35	15,874,329	14,731,853

8.75% (2)	01/29/34	17,165,000	17,536,279

9.25% (2)	01/29/39	7,238,000	7,495,818

Total Ecuador

(Cost: $46,392,926)			71,156,911

El Salvador — 0.1%

El Salvador Government International Bonds

7.63% (1)	02/01/41	2,023,000	2,025,772

8.25% (1)	04/10/32	3,237,000	3,426,850

Total El Salvador

(Cost: $4,777,301)			5,452,622

Gabon — 1.2%

Gabon Government International Bonds

6.63% (1)	02/06/31	52,705,000	44,611,620

7.00% (1)	11/24/31	7,029,000	5,885,241

Total Gabon

(Cost: $46,354,613)			50,496,861

Issues	Maturity Date	Principal Amount	Value

Ghana — 0.8%

Ghana Government International Bonds

0.00% (2),(4)	07/03/26	$554,933	$549,738

0.00% (2),(4)	01/03/30	2,105,287	1,857,095

5.00% (2)	07/03/29	9,962,474	9,771,494

5.00% (2)	07/03/35	20,500,413	18,817,124

Total Ghana

(Cost: $25,803,754)			30,995,451

Great Britain — 0.3% (Cost: $12,069,579)

Avianca Midco 2 PLC

9.50% (2)	01/28/31	11,960,000	11,159,637

Guatemala — 1.2%

Energuate Trust 2 0

6.35% (2)	09/15/35	17,640,000	17,682,336

Guatemala Government Bonds

3.70% (2)	10/07/33	4,054,000	3,632,708

5.38% (1)	04/24/32	3,395,000	3,429,357

6.05% (2)	08/06/31	2,682,000	2,784,506

6.55% (2)	02/06/37	5,153,000	5,512,216

6.60% (2)	06/13/36	5,062,000	5,422,111

Threelands Energy Ltd. SARL

7.45% (2)	10/20/35	11,150,000	11,459,301

Total Guatemala

(Cost: $48,185,157)			49,922,535

Honduras — 0.3% (Cost: $9,515,750)

Honduras Government International Bonds

8.63% (2)	11/27/34	9,500,000	10,919,585

Hungary — 2.8%

Hungary Government International Bonds

3.13% (1)	09/21/51	19,570,000	12,238,687

5.25% (1)	06/16/29	6,315,000	6,421,281

5.38% (1)	09/26/30	3,580,000	3,664,488

5.50% (1)	06/16/34	12,899,000	13,071,331

5.50% (1)	03/26/36	43,564,000	43,662,019

6.00% (1)	09/26/35	19,726,000	20,557,845

6.75% (1)	09/25/52	675,000	728,069

MVM Energetika Zrt

6.50% (1)	03/13/31	7,901,000	8,285,068

7.50% (1)	06/09/28	4,441,000	4,657,232

Total Hungary

(Cost: $112,854,409)			113,286,020

Indonesia — 2.2%

Freeport Indonesia PT

5.32% (2)	04/14/32	10,182,000	10,211,426

Indika Energy Tbk. PT

8.75% (1)	05/07/29	18,713,000	19,057,693

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT

5.45% (2)	05/15/30	11,675,000	11,878,145

See accompanying Notes to Financial Statements.

2

TCW Emerging Markets Income Fund

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Indonesia (Continued)

Indonesia Government International Bonds

2.85%	02/14/30	$930,000	$874,702

4.70%	02/10/34	1,618,000	1,585,818

4.75%	09/10/34	1,379,000	1,348,800

4.90%	04/16/36	7,565,000	7,362,409

4.95%	02/21/36	11,498,000	11,226,762

5.25% (1)	01/17/42	2,355,000	2,290,803

5.48%	02/21/56	14,170,000	13,485,164

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.88% (1)	07/17/49	12,225,000	9,914,231

Total Indonesia

(Cost: $86,262,061)			89,235,953

Ivory Coast — 0.3%

Ivory Coast Government International Bonds

5.75% (1)	12/31/32	416,945	417,003

6.38% (1)	03/03/28	823,745	834,437

7.63% (1)	01/30/33	10,334,000	10,863,101

Total Ivory Coast

(Cost: $10,673,240)			12,114,541

Jamaica — 0.5%

Digicel International Finance Ltd./Difl U.S. LLC

8.63% (2)	08/01/32	4,750,000	4,945,225

Montego Bay Airport Revenue Finance Ltd.

6.60% (2)	06/15/35	17,137,000	17,036,577

Total Jamaica

(Cost: $22,063,849)			21,981,802

Kazakhstan — 0.7%

Kaspi.KZ JSC

5.90% (2)	04/28/31	8,180,000	8,167,239

KazMunayGas National Co. JSC

5.75% (1)	04/19/47	9,859,000	9,426,584

QazaqGaz NC JSC (Kazakhstan)

5.63% (2)	05/08/36	10,461,000	10,280,234

Total Kazakhstan

(Cost: $26,012,823)			27,874,057

Kenya — 0.2%

Republic of Kenya Government International Bonds

6.30% (1)	01/23/34	1,821,000	1,587,821

7.88% (1)	10/09/33	3,377,000	3,224,123

7.88% (2)	02/26/34	2,322,000	2,173,392

Total Kenya

(Cost: $7,189,103)			6,985,336

Kuwait — 0.5%

Kuwait International Government Bonds

4.65% (2)	10/09/35	19,725,000	19,263,435

4.65% (1)	10/09/35	1,328,000	1,296,925

Total Kuwait

(Cost: $21,029,760)			20,560,360

Issues	Maturity Date	Principal Amount	Value

Lebanon — 1.0%

Lebanon Government International Bonds

5.80% (1),(5)	04/14/20	$35,403,000	$8,933,947

6.00% (1),(5)	01/27/23	21,301,000	5,378,502

6.20% (1),(5)	02/26/25	20,444,000	5,166,812

6.25% (1)	11/04/24	1,862,000	469,466

6.25% (1)	06/12/25	2,200,000	555,588

6.60% (1),(5)	11/27/26	9,550,000	2,421,975

6.65% (1),(5)	04/22/24	21,172,000	5,357,151

6.65% (1),(5)	11/03/28	18,392,000	4,711,663

6.75% (1),(5)	11/29/27	5,731,000	1,465,245

6.85% (1)	05/25/29	5,000,000	1,282,300

7.00% (1)	03/20/28	5,000,000	1,278,900

8.20% (1),(5)	05/17/33	8,635,000	2,270,401

Total Lebanon

(Cost: $27,093,744)			39,291,950

Mexico — 5.5%

Alpek SAB de CV (Mexico)

3.25% (1)	02/25/31	12,516,000	10,908,445

4.25% (1)	09/18/29	7,399,000	6,930,569

Banco Nacional de Mexico SA

6.70% (5 yr. CMT + 2.682%) (2),(3)	08/07/36	10,347,000	10,367,694

Cemex SAB de CV

7.20% (5 yr. CMT + 3.520%) (2),(3),(6)	06/10/30	13,283,000	13,749,499

Grupo Televisa SAB

5.00%	05/13/45	6,473,000	4,333,738

6.13%	01/31/46	19,677,000	15,037,164

Mexico Government International Bonds

5.38%	03/22/33	40,747,000	40,108,495

6.00%	05/07/36	14,200,000	14,288,324

6.35%	02/09/35	21,577,000	22,279,547

6.88%	05/13/37	42,315,000	44,776,041

Orbia Advance Corp. SAB de CV

5.50% (1)	01/15/48	6,936,000	5,127,230

5.88% (1)	09/17/44	10,461,000	8,151,734

6.75% (1)	09/19/42	6,108,000	5,306,569

7.50% (1)	05/13/35	4,762,000	4,808,096

Petroleos Mexicanos

5.95%	01/28/31	2,293,000	2,245,787

6.38%	01/23/45	2,023,000	1,679,070

6.50%	03/13/27	1,487,000	1,506,688

6.63%	06/15/35	3,295,000	3,176,545

6.70%	02/16/32	3,842,000	3,857,022

6.75%	09/21/47	1,511,000	1,273,093

6.95%	01/28/60	3,681,000	3,067,377

7.69%	01/23/50	1,651,000	1,509,476

Total Mexico

(Cost: $219,321,062)			224,488,203

See accompanying Notes to Financial Statements.

3

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Mongolia — 0.1% (Cost: $4,252,848)

Mongolian Mining Corp.

8.44% (1)	04/03/30	$4,415,000	$4,502,285

Morocco — 0.9%

OCP SA

6.70% (1)	03/01/36	16,461,000	17,184,296

6.74% (5 yr. CMT + 2.746%) (2),(3),(6)	04/22/31	15,778,000	15,699,268

7.37% (5 yr. CMT + 3.215%) (2),(3),(6)	04/22/36	5,304,000	5,286,126

Total Morocco

(Cost: $38,654,117)			38,169,690

Oman — 1.5%

Oman Government International Bonds

6.25% (2)	01/25/31	33,246,000	35,364,435

6.50% (2)	03/08/47	11,197,000	11,974,743

6.50% (1)	03/08/47	11,604,000	12,410,014

7.00% (1)	01/25/51	1,380,000	1,560,380

Total Oman

(Cost: $60,466,815)			61,309,572

Panama — 0.7%

C&W Senior Finance Ltd.

9.00% (2)	01/15/33	14,215,000	14,579,330

Generadora de Gatun SA

6.87% (2)	09/30/44	10,380,000	10,380,000

Panama Government International Bonds

8.00%	03/01/38	3,433,000	4,083,554

Total Panama

(Cost: $28,027,966)			29,042,884

Peru — 0.8%

Banco de Credito del Peru SA

5.65% (5 yr. CMT + 1.961%) (2),(3)	01/15/37	16,132,000	16,092,799

5.80% (5 yr. CMT + 2.240%) (2),(3)	03/10/35	6,189,000	6,214,313

Volcan Cia Minera SAA

8.50% (2)	10/28/32	10,150,000	10,459,068

Total Peru

(Cost: $32,510,249)			32,766,180

Philippines — 0.8%

Philippines Government International Bonds

1.95%	01/06/32	6,450,000	5,612,081

3.00%	02/01/28	8,925,000	8,747,303

3.20%	07/06/46	12,051,000	8,329,169

5.90%	02/04/50	10,617,000	10,760,011

Total Philippines

(Cost: $33,019,329)			33,448,564

Issues	Maturity Date	Principal Amount		Value

Poland — 1.8%

Bank Gospodarstwa Krajowego

5.75% (2)	07/09/34		$20,474,000	$21,304,835

6.25% (1)	07/09/54		9,341,000	9,426,844

Republic of Poland Government International Bonds

4.88%	10/04/33		14,052,000	14,083,758

5.38%	02/12/35		3,143,000	3,205,074

5.50%	04/04/53		3,282,000	3,066,832

5.50%	03/18/54		19,595,000	18,258,425

5.75%	11/16/32		2,365,000	2,498,055

Total Poland

(Cost: $70,017,992)				71,843,823

Romania — 5.6%

Romania Government International Bonds

4.00% (1)	02/14/51		2,544,000	1,684,154

5.75% (2)	09/16/30		13,804,000	13,963,712

5.75% (1)	03/24/35		6,406,000	6,164,558

5.75% (2)	07/04/36		19,000,000	17,923,460

5.88% (2)	01/30/29		39,878,000	40,515,649

6.00% (2)	05/25/34		13,986,000	13,836,909

6.38% (2)	01/30/34		34,880,000	35,279,027

6.63% (2)	05/16/36		23,500,000	23,761,555

7.13% (2)	01/17/33		40,538,000	43,004,332

7.50% (1)	02/10/37		5,838,000	6,251,564

7.63% (2)	01/17/53		23,402,000	24,954,489

Total Romania

(Cost: $220,706,025)				227,339,409

Saudi Arabia — 5.8%

Avilease Capital Ltd.

4.75% (2)	11/12/30		13,750,000	13,489,988

Gaci First Investment Co.

5.00% (1)	09/15/35		3,700,000	3,620,783

5.13% (1)	02/14/53		2,857,000	2,481,790

Greensaif Pipelines Bidco SARL

6.13% (2)	02/23/38		40,260,000	41,703,321

KSA Ijarah Sukuk Ltd.

4.88% (1)	09/09/35		3,970,000	3,908,743

Saudi Arabian Oil Co.

5.00% (2)	02/02/36		41,467,000	40,772,842

5.25% (2)	07/17/34		53,537,000	54,046,672

Saudi Government International Bonds

3.38% (2)	03/05/32	EUR	7,660,000	8,819,955

3.75% (2)	03/05/37	EUR	13,005,000	14,740,634

4.38% (2)	01/12/31		$35,000,000	34,510,350

5.00% (1)	01/16/34		16,757,000	16,790,682

5.63% (1)	01/13/35		2,014,000	2,093,533

Total Saudi Arabia

(Cost: $235,392,175)				236,979,293

See accompanying Notes to Financial Statements.

4

TCW Emerging Markets Income Fund

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Senegal — 1.5%

Senegal Government International Bonds

6.25% (1)	05/23/33		$57,681,000	$32,555,733

7.75% (1)	06/10/31		48,811,000	29,332,971

Total Senegal

(Cost: $92,163,139)				61,888,704

South Africa — 2.3%

Eskom Holdings

8.45% (1)	08/10/28		27,969,000	29,511,770

Republic of South Africa Government International Bonds

4.85%	09/30/29		6,766,000	6,724,930

5.00%	10/12/46		9,801,000	7,337,911

5.65%	09/27/47		20,275,000	16,401,259

5.75%	09/30/49		6,929,000	5,595,653

5.88%	06/22/30		6,106,000	6,228,120

5.88%	04/20/32		11,276,000	11,450,552

6.13% (2)	12/11/37		6,356,000	6,064,768

7.25% (2)	12/11/55		6,219,000	5,863,024

Total South Africa

(Cost: $89,000,182)				95,177,987

Sri Lanka — 1.0%

Sri Lanka Government International Bonds

3.10% (2)	01/15/30		10,356,360	9,879,139

3.60% (2)	06/15/35		7,737,529	5,994,418

3.60% (2)	05/15/36		20,433,025	19,309,209

3.60% (1)	02/15/38		5,385,000	5,090,117

Total Sri Lanka

(Cost: $34,491,494)				40,272,883

Supranational — 0.4% (Cost: $17,670,907)

Banque Ouest Africaine de Developpement

6.25% (2)	10/14/40	EUR	15,205,000	17,195,361

Trinidad And Tobago — 0.4% (Cost: $17,002,625)

Port of Spain Waterfront Development

7.88% (2)	02/19/40		$17,122,000	17,531,387

Turkey — 5.5%

Akbank TAS

9.37% (5 yr. CMT + 5.270%) (2),(3),(6)	03/14/29		16,404,000	16,831,816

Aydem Yenilenebilir Enerji AS

9.88% (1)	09/30/30		19,644,000	19,909,783

Istanbul Metropolitan Municipality

10.50% (2)	12/06/28		29,215,000	31,666,139

Limak Cimento Sanayi ve Ticaret AS

9.75% (1)	07/25/29		15,925,000	16,110,845

Issues	Maturity Date	Principal Amount		Value

Turkey (Continued)

TC Ziraat Bankasi AS

8.38% (5 yr. CMT + 4.616%) (2),(3),(6)	11/05/30		$21,366,000	$21,228,403

Turkiye Government International Bonds

5.95%	01/15/31		8,100,000	7,962,786

6.38%	05/22/31		17,000,000	16,872,840

6.63%	02/17/45		15,739,000	13,848,903

6.88%	01/14/38		12,700,000	12,170,918

6.95%	09/16/35		13,744,000	13,562,854

7.13%	02/12/32		9,694,000	9,907,656

7.13%	07/17/32		31,187,000	31,756,475

Zorlu Enerji Elektrik Uretim AS

11.00% (2)	04/23/30		16,234,000	14,423,909

Total Turkey

(Cost: $226,850,773)				226,253,327

Ukraine — 3.7%

NAK Naftogaz Ukraine via Kondor Finance PLC

7.13% (1),(5)	07/19/26	EUR	2,780,000	2,694,009

7.63% (1)	11/08/28		$3,668,473	2,825,238

Ukraine Government International Bonds

0.00% (1),(4),(5)	02/01/30		10,911,800	6,940,341

0.00% (2),(4),(5)	02/01/34		35,634,635	16,925,739

0.00% (2),(4)	02/01/35		894,399	457,270

0.00% (2),(4)	02/01/36		25,054,735	12,797,708

3.00% (1)	02/01/35		27,507,125	14,063,293

3.00% (1)	02/01/36		42,470,183	21,693,345

4.00% (2)	02/01/32		19,051,180	14,645,595

4.50% (1)	02/01/29		5,583,200	4,356,236

4.50% (2)	02/01/34		29,763,043	18,254,567

4.50% (2)	02/01/35		39,169,994	23,640,658

4.50% (2)	02/01/36		17,667,216	10,489,203

Total Ukraine

(Cost: $128,670,468)				149,783,202

United Arab Emirates — 3.3%

Abu Dhabi Government International Bonds

3.13% (1)	09/30/49		14,995,000	10,042,301

Adnoc Murban RSC Ltd.

4.50% (2)	09/11/34		28,185,000	27,146,383

5.13% (2)	09/11/54		17,129,000	15,268,448

Galaxy Pipeline Assets Bidco Ltd.

2.63% (2)	03/31/36		42,830,000	37,185,862

2.94% (2)	09/30/40		24,419,745	20,174,128

MDGH GMTN RSC Ltd.

4.38% (1)	11/22/33		12,475,000	11,976,125

5.50% (1)	04/28/33		5,900,000	6,079,832

5.88% (1)	05/01/34		7,105,000	7,472,613

Total United Arab Emirates

(Cost: $138,202,842)				135,345,692

See accompanying Notes to Financial Statements.

5

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Uruguay — 0.7% (Cost: $29,635,115)

Uruguay Government International Bonds

5.44%	02/14/37	$29,635,115	$30,614,259

Uzbekistan — 0.7%

Republic of Uzbekistan International Bonds

3.70% (1)	11/25/30	6,875,000	6,430,187

3.90% (1)	10/19/31	6,450,000	5,990,309

5.38% (1)	02/20/29	6,600,000	6,635,772

Uzbekneftegaz JSC

8.75% (2)	05/07/30	8,206,000	8,823,173

Total Uzbekistan

(Cost: $25,284,594)			27,879,441

Venezuela — 2.8%

Petroleos de Venezuela SA

5.38% (1),(5)	04/12/27	26,874,300	10,244,214

6.00% (1),(5)	05/16/24	27,627,497	10,843,792

9.00% (1),(5)	11/17/21	18,044,846	8,159,338

Venezuela Government International Bonds

7.75% (1),(5)	10/13/19	19,034,200	8,741,076

8.25% (1),(5)	10/13/24	27,699,800	13,341,609

9.25% (5)	09/15/27	65,837,900	34,609,009

9.25% (1),(5)	05/07/28	35,687,900	18,265,781

11.75% (1),(5)	10/21/26	16,794,100	9,615,294

Total Venezuela

(Cost: $60,858,826)			113,820,113

Zambia — 0.2%

Zambia Government International Bonds

0.50% (1)	12/31/53	7,400,000	5,088,462

5.75% (1)	06/30/33	4,242,360	4,184,070

Total Zambia

(Cost: $7,368,995)			9,272,532

Total Fixed Income Securities

(Cost: $3,359,814,728)			3,529,199,446

PURCHASED OPTIONS (7) — 0.0% (Cost: $1,124,486)			1,052,136

MONEY MARKET INVESTMENTS — 7.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (8)		68,058,043	68,058,043

TCW Central Cash Fund, 3.69% (8),(9)		219,769,999	219,769,999

Total Money Market Investments

(Cost: $287,828,042)			287,828,042

Issues	Maturity Date	Principal Amount		Value

SHORT-TERM INVESTMENTS — 6.8%

Egypt — 3.1%

Egypt Treasury Bills

0.00% (4)	07/21/26	EGP	1,320,775,000	$23,565,912

Egypt Treasury Bills

0.00% (4)	05/05/26	EGP	9,325,000	173,909

Egypt Treasury Bills

0.00% (4)	05/12/26	EGP	696,925,000	12,970,179

Egypt Treasury Bills

0.00% (4)	05/19/26	EGP	696,925,000	12,910,930

Egypt Treasury Bills

0.00% (4)	06/02/26	EGP	1,802,000,000	33,081,094

Egypt Treasury Bills

0.00% (4)	07/28/26	EGP	544,350,000	9,670,332

Egypt Treasury Bills

0.00% (4)	08/04/26	EGP	1,937,450,000	34,300,149

Total Egypt

(Cost: $140,363,827)				126,672,505

Nigeria — 3.7%

Nigeria OMO Bills

0.00% (4)	05/05/26	NGN	7,355,645,000	5,349,190

Nigeria OMO Bills

0.00% (4)	05/12/26	NGN	12,644,355,000	9,202,902

Nigeria OMO Bills

0.00% (4)	06/02/26	NGN	9,973,629,000	7,150,407

Nigeria OMO Bills

0.00% (4)	06/23/26	NGN	13,126,142,000	9,332,202

Nigeria OMO Bills

0.00% (4)	06/30/26	NGN	24,022,035,000	17,017,165

Nigeria OMO Bills

0.00% (4)	07/07/26	NGN	8,676,141,000	6,124,476

Nigeria OMO Bills

0.00% (4)	07/14/26	NGN	19,414,702,000	13,657,574

Nigeria OMO Bills

0.00% (4)	07/21/26	NGN	43,700,000,000	30,421,997

Nigeria OMO Bills

0.00% (4)	08/25/26	NGN	48,531,142,000	33,448,017

Nigeria OMO Bills

0.00% (4)	09/01/26	NGN	26,454,295,000	18,170,793

Total Nigeria

(Cost: $147,322,853)				149,874,723

Total Short-Term Investment

(Cost: $287,686,680)				276,547,228

Total Investments (100.0%)

(Cost: $3,936,453,936)				4,094,626,852

Excess Of Other Assets Over Liabilities (0.0%)				1,243,939

Net Assets (100.0%)				$4,095,870,791

See accompanying Notes to Financial Statements.

6

TCW Emerging Markets Income Fund

April 30, 2026

Purchased Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
CALL
USD Call / EUR Put	BNP Paribas S.A.	1.17	06/03/26	174,339,000	174,339,000	$1,052,136	$1,124,486	$(72,350)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
UBS AG	EUR	39,577,985	06/05/26	$46,102,573	$46,494,610	$(392,037)

Notes to the Schedule of Investments:

EGP	Egyptian Pound.
EUR	Euro Currency.
NGN	Nigeria Naira.
PIK	Payment-in-kind.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $1,007,965,713 or 24.6% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $1,550,699,713 or 37.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(4)	Security is not accruing interest.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Perpetual maturity.
(7)	See options table for description of purchased options.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(9)	Affiliated issuer.
(10)	Fund sells foreign currency, buys USD.

The summary of the TCW Emerging Markets Income Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$29,649,999	$764,420,000	$574,300,000	219,769,999	$219,769,999	$1,654,190	$—	$—	$—

Total					$219,769,999	$1,654,190	$—	$—	$—

See accompanying Notes to Financial Statements.

7

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$2,339,150,872	$—	$2,339,150,872
Oil & Gas	—	289,195,472	—	289,195,472
Electric	—	175,193,285	—	175,193,285
Pipelines	—	109,343,546	—	109,343,546
Banks	—	104,719,772	—	104,719,772
Chemicals	—	98,499,838	—	98,499,838
Mining	—	62,626,937	—	62,626,937
Iron & Steel	—	53,261,343	—	53,261,343
Government Regional/Local	—	31,666,138	—	31,666,138
Investment Companies	—	31,631,143	—	31,631,143
Building Materials	—	29,860,344	—	29,860,344
Water	—	26,748,347	—	26,748,347
Coal	—	23,559,978	—	23,559,978
Telecommunications	—	19,524,555	—	19,524,555
Media	—	19,370,902	—	19,370,902
Real Estate	—	17,531,387	—	17,531,387
Multi-National	—	17,195,361	—	17,195,361
Engineering & Construction	—	17,036,577	—	17,036,577
Airlines	—	16,617,164	—	16,617,164
Diversified Financial Services	—	13,489,987	—	13,489,987
Food	—	10,143,073	—	10,143,073
Transportation	—	8,837,033	—	8,837,033
Commercial Services	—	8,167,239	—	8,167,239
Regional (State & Province)	—	5,829,153	—	5,829,153

Total Fixed Income Securities	—	3,529,199,446	—	3,529,199,446

Purchased Options	—	1,052,136	—	1,052,136

Total Purchased Options	—	1,052,136	—	1,052,136

Money Market Investments	287,828,042	—	—	287,828,042
Short-Term Investments	—	276,547,228	—	276,547,228

Total Investments	$287,828,042	$3,806,798,810	$—	$4,094,626,852

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(392,037)	$—	$(392,037)

Total	$—	$(392,037)	$—	$(392,037)

See accompanying Notes to Financial Statements.

8

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 77.2% of Net Assets

Brazil — 11.6%

Brazil Notas do Tesouro Nacional

6.00%	05/15/35	BRL	2,650,000	$2,264,345

Brazil Notas do Tesouro Nacional Series F

10.00%	01/01/31	BRL	24,869,000	4,388,417

Total Brazil

(Cost: $6,043,657)				6,652,762

Chile — 1.6%

Bonos de la Tesoreria de la Republica en pesos

5.00% (1)	10/01/28	CLP	270,000,000	299,437

5.00%	03/01/35	CLP	300,000,000	320,486

6.00% (1)	04/01/33	CLP	270,000,000	308,883

Total Chile

(Cost: $927,586)				928,806

China — 2.2% (Cost: $1,224,508)

China Government Bonds

2.57%	05/20/54	CNY	8,050,000	1,245,387

Colombia — 4.2%

Colombia TES Series B

6.25%	07/09/36	COP	4,302,700,000	740,193

Colombia TES

7.25%	10/18/34	COP	339,900,000	64,771

9.25%	05/28/42	COP	2,892,100,000	592,082

11.75%	01/24/35	COP	2,309,900,000	573,726

13.25%	02/09/33	COP	1,558,700,000	414,325

Total Colombia

(Cost: $2,303,955)				2,385,097

Czech Republic — 5.5%

Czech Republic Government Bonds

0.95% (1)	05/15/30	CZK	6,730,000	284,261

1.50%	04/24/40	CZK	15,930,000	497,859

1.75%	06/23/32	CZK	10,050,000	412,589

3.50%	05/30/35	CZK	44,850,000	1,957,039

Total Czech Republic

(Cost: $3,146,410)				3,151,748

Hungary — 3.2%

Hungary Government Bonds

2.25%	04/20/33	HUF	172,630,000	440,753

3.25%	10/22/31	HUF	425,750,000	1,204,788

4.75%	11/24/32	HUF	65,940,000	198,604

Total Hungary

(Cost: $1,740,969)				1,844,145

India — 1.6%

India Government Bonds

7.09%	08/05/54	INR	60,040,000	595,992

Issues	Maturity Date	Principal Amount		Value

India (Continued)

7.10%	04/08/34	INR	30,110,000	$318,866

Total India

(Cost: $1,058,090)				914,858

Indonesia — 4.1% (Cost: $2,323,776)

Indonesia Treasury Bonds

6.50%	04/15/36	IDR	41,010,000,000	2,320,275

Malaysia — 7.7%

Malaysia Government Bonds

2.63%	04/15/31	MYR	3,420,000	835,078

3.58%	07/15/32	MYR	1,655,000	421,103

3.73%	06/15/28	MYR	1,821,000	463,973

3.76%	05/22/40	MYR	411,000	102,397

4.05%	04/18/39	MYR	2,075,000	534,740

4.76%	04/07/37	MYR	3,897,000	1,072,889

4.89%	06/08/38	MYR	3,500,000	974,801

Total Malaysia

(Cost: $3,692,688)				4,404,981

Mexico — 6.7%

Mexico Bonos

7.75%	11/23/34	MXN	14,020,000	735,137

7.75%	11/13/42	MXN	8,500,000	408,730

8.00%	11/07/47	MXN	4,047,400	195,480

8.50%	11/18/38	MXN	15,803,370	837,591

8.50%	11/18/38	MXN	20,659,630	1,094,977

10.00%	11/20/36	MXN	9,030,000	543,667

Total Mexico

(Cost: $3,719,087)				3,815,582

Peru — 2.8%

Peru Government Bonds

6.85% (1)	08/12/35	PEN	3,470,000	1,027,995

Peru Government International Bonds

6.90% (1)	08/12/37	PEN	1,911,000	550,711

Total Peru

(Cost: $1,666,573)				1,578,706

Philippines — 1.8% (Cost: $1,058,801)

Philippines Government Bonds

6.63%	08/17/33	PHP	63,520,000	1,024,007

Poland — 5.0%

Republic of Poland Government Bonds

1.75%	04/25/32	PLN	4,986,000	1,123,931

5.00%	10/25/34	PLN	3,083,000	813,860

5.00%	10/25/35	PLN	3,562,000	929,816

Total Poland

(Cost: $2,685,219)				2,867,607

See accompanying Notes to Financial Statements.

9

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Romania — 1.4%

Romania Government Bonds

4.25%	04/28/36	RON	2,870,000	$512,395

4.75%	10/11/34	RON	1,590,000	303,455

Total Romania

(Cost: $832,117)				815,850

South Africa — 9.0%

Republic of South Africa Government Bonds

6.25%	03/31/36	ZAR	9,904,714	490,206

7.00%	02/28/31	ZAR	6,500,000	368,651

8.25%	03/31/32	ZAR	8,603,550	509,222

8.50%	01/31/37	ZAR	13,500,000	777,810

8.75%	01/31/44	ZAR	22,050,150	1,247,550

8.88%	02/28/35	ZAR	19,342,610	1,164,170

9.00%	01/31/40	ZAR	9,827,499	575,745

Total South Africa

(Cost: $5,049,543)				5,133,354

Thailand — 5.3%

Thailand Government Bonds

2.80%	06/17/34	THB	6,231,000	201,835

2.98%	06/17/45	THB	40,249,000	1,219,305

3.39%	06/17/37	THB	15,748,000	532,067

3.45%	06/17/43	THB	26,932,000	876,258

4.00%	06/17/55	THB	5,721,000	204,566

Total Thailand

(Cost: $3,132,544)				3,034,031

Turkey — 3.5% (Cost: $2,236,811)

Turkiye Government Bonds

37.84%	07/14/27	TRY	92,300,077	2,023,055

Total Fixed Income Securities

(Cost: $42,842,334)				44,140,251

PURCHASED OPTIONS (2) — 0.3% (Cost: $95,386)				156,242

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 4.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (3)			282,646	282,646

TCW Central Cash Fund, 3.69% (3),(4)			2,420,000	2,420,000

Total Money Market Investments

(Cost: $2,702,646)				2,702,646

Issues	Maturity Date	Principal Amount		Value

SHORT -TERM INVESTMENTS — 14.0% of Net Assets

Egypt — 5.9%

Egypt Treasury Bills

0.00% (5)	07/21/26	EGP	100,650,000	$1,795,847

Egypt Treasury Bills

0.00% (5)	05/05/26	EGP	9,050,000	168,780

Egypt Treasury Bills

0.00% (5)	06/02/26	EGP	12,350,000	226,721

Egypt Treasury Bills

0.00% (5)	07/14/26	EGP	23,500,000	420,298

Egypt Treasury Bills

0.00% (5)	08/04/26	EGP	43,800,000	775,425

Total Egypt

(Cost: $3,539,644)				3,387,071

Nigeria — 8.1%

Nigeria OMO Bills

0.00% (5)	05/05/26	NGN	1,103,347,000	802,379

Nigeria OMO Bills

0.00% (5)	05/12/26	NGN	1,896,653,000	1,380,435

Nigeria OMO Bills

0.00% (5)	06/02/26	NGN	73,101,000	52,408

Nigeria OMO Bills

0.00% (5)	06/23/26	NGN	1,750,000,000	1,244,186

Nigeria OMO Bills

0.00% (5)	08/25/26	NGN	862,816,000	594,659

Nigeria OMO Bills

0.00% (5)	09/01/26	NGN	762,590,000	523,804

Total Nigeria

(Cost: $4,553,878)				4,597,871

Total Short -term Investments

(Cost: $8,093,522)				7,984,942

Total Investments (96.2%)

(Cost: $53,733,888)				54,984,081

Excess Of Other Assets Over Liabilities (3.8%)				2,190,140

Net Assets (100.0%)				$57,174,221

See accompanying Notes to Financial Statements.

10

TCW Emerging Markets Local Currency Income Fund

April 30, 2026

Purchased Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
EUR Put / BRL Call	Bank of America N.A.	6.11	12/15/26	2,400,000	2,400,000	$109,229	$38,391	$70,838
USD Call / EUR Put	Goldman Sachs & Co.	1.18	05/18/26	2,461,000	2,461,000	16,284	16,173	111
USD Put / ZAR Call	Goldman Sachs & Co.	16.00	12/15/26	2,208,000	2,208,000	30,729	40,822	(10,093)

Total Swaptions						$156,242	$95,386	$60,856

Written Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
USD Put / ZAR Call	Goldman Sachs & Co.	15.00	12/15/26	(2,208,000)	(2,208,000)	$(6,966)	$(10,558)	$3,592

						$(6,966)	$(10,558)	$3,592

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (6)
Barclays Capital	MYR	4,513,649	05/19/26	$1,157,877	$1,136,956	$(20,921)
Barclays Capital	MYR	6,754,760	06/08/26	1,709,519	1,702,405	(7,114)
Barclays Capital	THB	181,756,988	05/26/26	5,843,712	5,584,511	(259,201)
BNP Paribas S.A.	CNH	27,325,822	09/15/26	3,922,441	4,035,941	113,500
BNP Paribas S.A.	COP	1,263,044,618	05/08/26	343,962	347,705	3,743
BNP Paribas S.A.	COP	848,423,312	06/03/26	229,658	232,140	2,482
BNP Paribas S.A.	PLN	1,770,000	05/06/26	494,683	487,684	(6,999)
Citibank N.A.	CLP	514,463,768	06/03/26	567,603	569,743	2,140
Citibank N.A.	CNH	3,953,000	09/15/26	583,049	583,847	798
Citibank N.A.	COP	2,060,827,802	05/08/26	563,351	567,326	3,975
Citibank N.A.	COP	2,859,802,803	06/03/26	778,589	782,481	3,892
Citibank N.A.	KRW	848,379,800	05/11/26	583,555	572,067	(11,488)
Citibank N.A.	PHP	35,202,000	06/05/26	590,802	572,037	(18,765)
Deutsche Bank AG	INR	26,093,339	06/09/26	280,062	274,098	(5,964)
Goldman Sachs & Co.	HUF	290,746,381	06/08/26	876,775	933,699	56,924
Goldman Sachs & Co.	TRY	12,700,000	05/26/26	274,718	275,407	689
Goldman Sachs & Co.	TRY	43,028,885	09/08/26	834,328	845,806	11,478
HSBC Bank PLC	MXN	30,042,134	07/07/26	1,668,220	1,706,436	38,216
HSBC Bank PLC	PLN	5,657,685	05/06/26	1,533,308	1,558,847	25,539
HSBC Bank PLC	RON	4,286,677	06/05/26	967,746	966,338	(1,408)
ING Baring U.S. Capital Markets	CZK	19,379,000	06/09/26	914,828	933,266	18,438
JP Morgan Chase Bank	EGP	29,694,080	05/12/26	559,000	551,378	(7,622)
Morgan Stanley & Co.	MYR	2,398,954	05/19/26	612,710	604,280	(8,430)
Standard Chartered Bank	HUF	117,399,000	06/08/26	346,818	377,014	30,196
Standard Chartered Bank	KRW	816,776,800	05/11/26	560,000	550,757	(9,243)
Standard Chartered Bank	TRY	29,932,365	05/05/26	642,813	661,867	19,054
State Street Bank & Trust Co.	CLP	1,030,543,759	06/03/26	1,174,399	1,141,277	(33,122)
State Street Bank & Trust Co.	HUF	368,987,619	06/08/26	1,160,342	1,184,962	24,620
State Street Bank & Trust Co.	KRW	846,827,375	05/11/26	586,697	571,020	(15,677)

				$30,361,565	$30,311,295	$(50,270)

See accompanying Notes to Financial Statements.

11

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (7)
Bank of America N.A.	CZK	13,379,000	06/09/26	$631,849	$644,314	$(12,465)
Barclays Capital	COP	4,500,000,000	06/03/26	1,165,459	1,231,261	(65,802)
BNP Paribas S.A.	HUF	282,702,651	06/08/26	850,839	907,868	(57,029)
Citibank N.A.	CZK	6,000,000	06/09/26	285,031	288,951	(3,920)
Citibank N.A.	ZAR	9,633,050	05/29/26	580,798	575,788	5,010
Goldman Sachs & Co.	PHP	66,800,000	06/05/26	1,139,310	1,085,509	53,801
Goldman Sachs & Co.	TRY	26,266,000	05/05/26	566,584	580,796	(14,212)
HSBC Bank PLC	THB	108,024,913	05/26/26	3,393,382	3,319,082	74,300
ING Baring U.S. Capital Markets	BRL	2,953,960	06/05/26	565,573	588,163	(22,590)
Standard Chartered Bank	COP	3,323,872,420	05/08/26	905,873	915,031	(9,158)
Standard Chartered Bank	PHP	33,698,085	06/05/26	571,929	547,598	24,331
Standard Chartered Bank	THB	18,795,000	05/26/26	573,655	577,479	(3,824)
State Street Bank & Trust Co.	BRL	5,700,000	06/05/26	1,055,996	1,134,927	(78,931)
State Street Bank & Trust Co.	INR	26,093,339	06/09/26	278,047	274,098	3,949
State Street Bank & Trust Co.	ZAR	9,492,093	05/14/26	576,773	567,996	8,777

				$13,141,098	$13,238,861	$(97,763)

Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
INR	Indian Rupee.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NGN	Nigeria Naira.
PEN	Peruvian Nuevo Sol.
PHP	Philippines Peso.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
TRY	Turkish New Lira.
TWD	Taiwan Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $2,471,287 or 4.3% of net assets.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(4)	Affiliated issuer.
(5)	Security is not accruing interest.
(6)	Fund buys foreign currency, sells USD.
(7)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

12

TCW Emerging Markets Local Currency Income Fund

April 30, 2026

The summary of the TCW Emerging Markets Local Currency Income Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$1,160,000	$20,260,000	$19,000,000	2,420,000	$2,420,000	$40,730	$—	$—	$—

Total					$2,420,000	$40,730	$—	$—	$—

See accompanying Notes to Financial Statements.

13

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$44,140,251	$—	$44,140,251

Total Fixed Income Securities	—	44,140,251	—	44,140,251

Purchased Options	—	156,242	—	156,242

Total Purchased Options	—	156,242	—	156,242

Money Market Investments	2,702,646	—	—	2,702,646
Short-Term Investments	—	7,984,942	—	7,984,942

Total Investments	$2,702,646	$52,281,435	$—	$54,984,081

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	525,852	—	525,852

Total	$2,702,646	$52,807,287	$—	$55,509,933

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(673,885)	$—	$(673,885)
Written Options
Foreign Currency Risk	—	(6,966)	—	(6,966)

Total	$—	$(680,851)	$—	$(680,851)

See accompanying Notes to Financial Statements.

14

TCW White Oak Emerging Markets Equity Fund

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Shares	Value

COMMON STOCK — 98.0% of Net Assets

Argentina — 0.6% (Cost: $106,775)

Vista Energy SAB de CV (1)	1,660	$123,371

Australia — 1.2%

Emerald Resources NL (1)	23,040	97,103

Mader Group Ltd.	6,900	37,305

Predictive Discovery Ltd. (1)	86,482	56,549

Turaco Gold Ltd. (1)	103,000	42,289

Total Australia

(Cost: $211,938)		233,246

Brazil — 2.6%

B3 SA — Brasil Bolsa Balcao	21,600	78,165

Itau Unibanco Holding SA	12,666	110,711

MercadoLibre, Inc. (1)	59	105,765

Raia Drogasil SA	22,134	97,467

Rede D’Or Sao Luiz SA (2)	11,100	85,482

Vivara Participacoes SA	8,600	44,550

Total Brazil

(Cost: $403,548)		522,140

Cameroon — 0.4% (Cost: $57,660)

Golar LNG Ltd.	1,470	80,835

Canada — 0.9%

Avanti Gold Corp. (1)	63,000	33,326

DPM Metals, Inc.	1,350	45,238

International Petroleum Corp. (1)	2,700	76,134

Montage Gold Corp. (1)	3,000	29,579

Total Canada

(Cost: $122,470)		184,277

China — 17.6%

Alibaba Group Holding Ltd.	31,890	525,496

BOC Aviation Ltd. (2)	17,575	180,437

BYD Co. Ltd.	3,420	45,486

Centre Testing International Group Co. Ltd.	19,400	47,217

China Construction Bank Corp.	129,400	146,043

China Hongqiao Group Ltd.	21,000	88,880

China Merchants Bank Co. Ltd.	15,800	95,615

China Merchants Bank Co. Ltd.	16,600	93,071

China Pacific Insurance Group Co. Ltd.	25,900	113,045

Contemporary Amperex Technology Co. Ltd.	2,700	173,317

Dongguan Yiheda Automation Co. Ltd.	11,236	46,803

Eastroc Beverage Group Co. Ltd. (1)	1,700	43,879

Fuyao Glass Industry Group Co. Ltd. (2)	14,200	107,854

Haitian International Holdings Ltd.	12,900	34,994

Kanzhun Ltd.	1,825	24,674

Kuaishou Technology (2)	10,730	59,723

Kweichow Moutai Co. Ltd.	380	77,004

Issues	Shares	Value

China (Continued)

Laopu Gold Co. Ltd.	970	$69,246

Meituan (1),(2)	2,780	29,906

NAURA Technology Group Co. Ltd.	1,400	110,757

NetEase, Inc.	4,905	114,804

Neway Valve Suzhou Co. Ltd.	5,600	51,657

Shandong Sinocera Functional Material Co. Ltd.	12,500	65,894

Shanghai Hanbell Precise Machinery Co. Ltd.	12,300	49,920

Sinoseal Holding Co. Ltd.	4,900	24,351

Sunresin New Materials Co. Ltd.	11,000	103,134

Tencent Holdings Ltd.	11,255	683,432

Trip.com Group Ltd. (1)	1,230	66,408

Victory Giant Technology Huizhou Co. Ltd. (1)	1,500	61,158

Wuxi Biologics Cayman, Inc. (1),(2)	19,500	83,305

WuXi XDC Cayman, Inc. (1)	6,000	45,552

Yum China Holdings, Inc.	740	36,205

Zylox-Tonbridge Medical Technology Co. Ltd. (2)	13,500	39,533

Total China

(Cost: $3,639,300)		3,538,800

France — 0.6% (Cost: $136,242)

Hermes International SCA	59	112,815

Germany — 0.7% (Cost: $70,779)

Infineon Technologies AG	2,010	135,114

Great Britain — 0.6%

HSBC Holdings PLC	4,300	78,400

Inchcape PLC	3,500	39,294

Total Great Britain

(Cost: $94,146)		117,694

Greece — 0.6%

Eurobank SA	22,560	98,110

Jumbo SA	900	24,535

Total Greece

(Cost: $127,985)		122,645

Hong Kong — 2.9%

AIA Group Ltd.	17,450	191,549

Cowell e Holdings, Inc. (1)	7,000	28,341

Hong Kong Exchanges & Clearing Ltd.	3,100	165,088

Plover Bay Technologies Ltd. (3)	56,000	54,122

Prudential PLC	3,200	48,155

Techtronic Industries Co. Ltd.	7,300	105,831

Total Hong Kong

(Cost: $501,355)		593,086

Hungary — 0.4% (Cost: $74,898)

OTP Bank Nyrt	540	72,318

See accompanying Notes to Financial Statements.

15

TCW White Oak Emerging Markets Equity Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

India — 13.6%

Aadhar Housing Finance Ltd. (1)	5,475	$28,476

Aditya Infotech Ltd. (1)	1,164	28,513

Ajax Engineering Ltd. (1)	4,400	24,127

Ather Energy Ltd. (1)	3,820	37,779

Aurobindo Pharma Ltd.	4,100	60,164

Bharat Electronics Ltd.	14,000	63,987

Bharat Heavy Electricals Ltd.	14,600	54,433

Bharti Airtel Ltd.	8,460	169,491

Bosch Ltd.	100	38,204

BSE Ltd.	1,570	60,549

Care Ratings Ltd.	1,840	32,410

Carraro India Ltd.	3,200	18,843

Coforge Ltd.	2,700	34,381

Computer Age Management Services Ltd.	6,880	53,975

Coromandel International Ltd.	600	12,672

Data Patterns India Ltd.	1,860	80,329

Elgi Equipments Ltd.	8,800	51,043

Embassy Office Parks REIT	13,000	58,137

Eternal Ltd. (1)	26,100	68,365

Eureka Forbes Ltd. (1)	6,100	32,625

Five-Star Business Finance Ltd.	6,300	31,898

Godrej Consumer Products Ltd.	3,185	36,095

Godrej Industries Ltd. (1)	5,600	56,306

Gujarat Mineral Development Corp. Ltd.	6,700	52,222

HDFC Bank Ltd.	10,240	84,085

Hindalco Industries Ltd.	5,100	55,978

ICICI Bank Ltd. (SP ADR) (India)	5,475	145,580

ICICI Prudential Asset Management Co. Ltd.	1,080	37,644

Indigo Paints Ltd.	2,850	26,060

Info Edge India Ltd.	3,040	31,239

INOX India Ltd.	3,100	48,027

Intellect Design Arena Ltd.	3,350	26,497

InterGlobe Aviation Ltd. (2)	1,060	48,463

International Gemmological Institute India Ltd.	11,300	41,286

Jindal Stainless Ltd.	6,000	48,859

JSW Energy Ltd.	7,600	45,063

Kotak Mahindra Bank Ltd.	10,650	43,303

Krishna Institute of Medical Sciences Ltd. (1),(2)	8,300	58,537

Lumax Auto Technologies Ltd.	2,400	41,191

Mahindra & Mahindra Ltd.	1,330	43,574

Manappuram Finance Ltd.	16,600	52,042

Mankind Pharma Ltd.	820	19,495

Nexus Select Trust	13,700	22,440

Oil & Natural Gas Corp. Ltd.	15,800	49,963

Onesource Specialty Pharma Ltd. (1)	1,310	24,181

PB Fintech Ltd. (1)	4,110	72,435

Issues	Shares	Value

India (Continued)

Rainbow Children’s Medicare Ltd.	3,700	$49,105

Senco Gold Ltd.	6,600	21,924

Shaily Engineering Plastics Ltd.	1,800	48,279

SJS Enterprises Ltd.	3,400	65,448

Solar Industries India Ltd.	224	36,664

Sona Blw Precision Forgings Ltd. (2)	7,300	46,908

State Bank of India	5,820	66,046

Sudeep Pharma Ltd. (1)	5,300	39,987

Thyrocare Technologies Ltd. (2)	11,775	49,941

Torrent Pharmaceuticals Ltd.	360	15,900

Vijaya Diagnostic Centre Ltd.	3,850	46,161

Total India

(Cost: $2,786,893)		2,737,329

Indonesia — 0.6%

Bank Central Asia Tbk. PT	258,300	87,574

Cisarua Mountain Dairy Tbk. PT	95,400	23,368

Map Aktif Adiperkasa PT	514,000	18,160

Total Indonesia

(Cost: $181,628)		129,102

Israel — 0.2% (Cost: $50,059)

Elbit Systems Ltd.	55	46,164

Italy — 0.4% (Cost: $84,208)

Moncler SpA	1,330	80,253

Japan — 0.5% (Cost: $69,929)

Disco Corp.	200	95,065

Malaysia — 0.4%

Hong Leong Bank Bhd.	9,200	51,565

Syarikat Takaful Malaysia Keluarga Bhd.	39,600	33,104

Total Malaysia

(Cost: $75,995)		84,669

Mexico — 2.0%

BBB Foods, Inc. (1)	1,950	71,175

Grupo Aeroportuario del Centro Norte SAB de CV	3,090	40,672

Grupo Financiero Banorte SAB de CV	4,430	48,158

Grupo Mexico SAB de CV	12,150	132,865

Qualitas Controladora SAB de CV	3,400	33,914

Regional SAB de CV	4,500	37,687

Southern Copper Corp.	268	46,013

Total Mexico

(Cost: $320,306)		410,484

Netherlands — 1.5%

ASM International NV	128	125,155

ASML Holding NV	75	107,924

Prosus NV	1,420	68,322

Total Netherlands

(Cost: $174,146)		301,401

See accompanying Notes to Financial Statements.

16

TCW White Oak Emerging Markets Equity Fund

April 30, 2026

Issues	Shares	Value

Norway — 0.2% (Cost: $32,904)

Orkla India Ltd. (1)	5,600	$37,863

Peru — 0.7%

Credicorp Ltd.	163	52,840

Intercorp Financial Services, Inc.	1,100	49,038

Minsur SA	25,600	43,613

Total Peru

(Cost: $114,882)		145,491

Philippines — 0.3% (Cost: $73,389)

BDO Unibank, Inc.	32,384	60,557

Poland — 1.4%

Allegro.eu SA (1),(2)	8,100	66,618

Benefit Systems SA (1)	77	84,902

Diagnostyka SA	1,100	46,068

ING Bank Slaski SA	570	61,835

KRUK SA	250	30,065

Total Poland

(Cost: $235,310)		289,488

Portugal — 0.3% (Cost: $63,213)

Jeronimo Martins SGPS SA	2,740	65,762

Saudi Arabia — 1.3%

Almasar Alshamil Education Co. (1)	6,500	38,385

Derayah Financial Co. (3)	6,430	38,237

Dr. Sulaiman Al Habib Medical Services Group Co.	650	42,085

Saudi Awwal Bank	6,800	61,855

Saudi National Bank	7,915	82,896

Total Saudi Arabia

(Cost: $267,220)		263,458

Singapore — 1.0%

Grab Holdings Ltd. (1)	11,200	42,784

Oversea-Chinese Banking Corp. Ltd.	9,360	161,389

Total Singapore

(Cost: $174,948)		204,173

South Africa — 1.5%

Boxer Retail Ltd.	7,000	33,382

Clicks Group Ltd.	1,350	21,377

Discovery Ltd.	2,700	41,781

FirstRand Ltd.	12,500	66,107

Naspers Ltd.	1,610	86,960

PSG Financial Services Ltd.	30,800	52,102

Total South Africa

(Cost: $265,466)		301,709

South Korea — 16.8%

Coupang, Inc. (1)	3,460	69,131

Hana Materials, Inc.	750	39,051

Issues	Shares	Value

South Korea (Continued)

Hanwha Aerospace Co. Ltd.	125	$119,421

HD Hyundai Electric Co. Ltd.	151	129,848

HD Hyundai Marine Solution Co. Ltd.	850	153,685

HYBE Co. Ltd.	430	77,049

KB Financial Group, Inc.	1,015	111,148

Kia Corp.	475	48,992

NICE Information Service Co. Ltd.	3,110	32,081

Samsung Biologics Co. Ltd. (1),(2)	61	60,819

Samsung Electronics Co. Ltd.	9,070	1,365,829

Samsung Fire & Marine Insurance Co. Ltd.	200	62,163

Shinhan Financial Group Co. Ltd.	1,480	100,505

Silicon2 Co. Ltd.	1,600	47,952

SK Hynix, Inc.	1,024	913,170

ST Pharm Co. Ltd.	525	54,398

Total South Korea

(Cost: $1,650,446)		3,385,242

Switzerland — 0.7% (Cost: $139,017)

Cie Financiere Richemont SA	723	138,632

Taiwan — 22.5%

Accton Technology Corp.	2,440	178,697

Advantech Co. Ltd.	5,600	64,039

Alchip Technologies Ltd.	620	82,928

Delta Electronics, Inc.	5,390	377,976

Dynapack International Technology Corp.	4,600	53,695

E Ink Holdings, Inc.	9,000	39,602

Elite Material Co. Ltd.	1,410	210,097

Gold Circuit Electronics Ltd.	3,100	140,324

Jentech Precision Industrial Co. Ltd.	1,000	174,096

MediaTek, Inc.	2,000	166,963

Nien Made Enterprise Co. Ltd.	2,800	31,335

Sporton International, Inc.	5,000	35,171

Taiwan Semiconductor Manufacturing Co. Ltd.	39,040	2,710,229

Visual Photonics Epitaxy Co. Ltd.	8,500	94,695

Voltronic Power Technology Corp.	1,460	36,280

WinWay Technology Co. Ltd.	380	127,774

Total Taiwan

(Cost: $2,389,819)		4,523,901

Thailand — 0.2% (Cost: $39,970)

Mr. DIY Holding Thailand PCL	150,520	41,363

United Arab Emirates — 1.5%

ADNOC Drilling Co. PJSC	52,900	81,520

Emirates NBD Bank PJSC	12,200	96,327

Parkin Co. PJSC	27,500	39,004

Salik Co. PJSC	23,600	35,982

Spinneys 1961 Holding PLC	91,400	29,364

Talabat Holding PLC	62,000	15,079

Total United Arab Emirates

(Cost: $293,118)		297,276

See accompanying Notes to Financial Statements.

17

TCW White Oak Emerging Markets Equity Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

United States — 1.3%

Aura Minerals, Inc.	2,100	$58,165

BeOne Medicines Ltd. (1)	3,150	71,491

Cognizant Technology Solutions Corp.	530	28,037

Warrior Met Coal, Inc.	1,200	107,820

Total United States

(Cost: $205,328)		265,513

Total Common Stock

(Cost: $15,235,290)		19,741,236

PREFERRED STOCK — 0.2%

South Korea — 0.2% (Cost: $27,589)

Hyundai Motor Co.	248	41,924

Total Preferred Stock

(Cost: $27,589)		41,924

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 0.0%

TCW Central Cash Fund, 3.69% (4),(5)	11	$11

Total Money Market Investments

(Cost: $11)		11

Total Investments (98.2%)

(Cost: $15,262,890)		19,783,171

Excess Of Other Assets Over Liabilities (1.8%)		359,145

Total Net Assets (100.0%)		$20,142,316

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $917,526 or 4.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $92,359 or 0.5% of net assets.
(4)	Affiliated issuer.
(5)	Rate disclosed is the 7-day net yield as of April 30, 2026.

The summary of the TCW White Oak Emerging Markets Equity Fund transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund

	$11	$—	$—	11	$11	$—	$—	$—	$—

Total					$11	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

18

TCW White Oak Emerging Markets Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors & Semiconductor Equipment	$107,924	$4,774,997	$—	$4,882,921
Banks	674,802	1,421,854	—	2,096,656
Technology Hardware, Storage & Peripherals	—	1,429,868	—	1,429,868
Electronic Equipment, Instruments & Components	89,671	850,035	—	939,706
Broadline Retail	174,896	747,396	—	922,292
Metals & Mining	553,168	333,109	—	886,277
Interactive Media & Services	—	774,394	—	774,394
Insurance	170,962	425,184	—	596,146
Machinery	48,478	455,397	—	503,875
Capital Markets	130,267	333,928	—	464,195
Textiles, Apparel & Luxury Goods	44,550	400,946	—	445,496
Electrical Equipment	—	393,878	—	393,878
Oil, Gas & Consumable Fuels	80,835	301,690	—	382,525
Health Care Providers & Services	131,550	245,829	—	377,379
Professional Services	56,755	262,551	—	319,306
Consumer Staples Distribution & Retail	297,150	21,377	—	318,527
Aerospace & Defense	165,585	144,316	—	309,901
Automobile Components	149,045	150,560	—	299,605
Chemicals	—	284,411	—	284,411
Communications Equipment	—	232,819	—	232,819
Commercial Services & Supplies	37,305	192,689	—	229,994
Hotels, Restaurants & Leisure	—	215,963	—	215,963
Life Sciences Tools & Services	24,181	189,676	—	213,857
Entertainment	—	191,853	—	191,853
Trading Companies & Distributors	—	180,437	—	180,437
Automobiles	—	175,831	—	175,831
Wireless Telecommunication Services	—	169,491	—	169,491
Pharmaceuticals	15,900	134,057	—	149,957
Beverages	120,883	—	—	120,883
Consumer Finance	—	114,005	—	114,005
Specialty Retail	24,535	81,447	—	105,982
Financial Services	—	94,583	—	94,583
Distributors	39,294	47,952	—	87,246
Energy Equipment & Services	81,520	—	—	81,520
Transportation Infrastructure	76,654	—	—	76,654
Biotechnology	—	71,491	—	71,491
Household Durables	—	63,960	—	63,960
IT Services	—	62,418	—	62,418
Food Products	23,368	37,863	—	61,231
Office REITs	—	58,137	—	58,137
Industrial Conglomerates	—	56,306	—	56,306
Passenger Airlines	—	48,463	—	48,463
Independent Power and Renewable Electricity Producers	—	45,063	—	45,063
Ground Transportation	42,784	—	—	42,784
Health Care Equipment & Supplies	39,533	—	—	39,533
Diversified Consumer Services	—	38,385	—	38,385
Personal Care Products	—	36,095	—	36,095
Software	—	26,497	—	26,497
Retail REITs	—	22,440	—	22,440

Total Common Stock	3,401,595	16,339,641	—	19,741,236

Money Market Investments	11	—	—	11
Preferred Stock
Automobiles	—	41,924	—	41,924

Total Investments	$3,401,606	$16,381,565	$—	$19,783,171

See accompanying Notes to Financial Statements.

19

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2026

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW White Oak Emerging Markets Equity Fund
ASSETS
Investments, at Value (1)	$3,874,856,853	$52,564,081		$19,783,160
Investment in Affiliated Issuers, at Value (2)	219,769,999	2,420,000		11
Foreign Currency, at Value (3)	20,802,527	416,257		170,754
Cash	60,000	—		349,420
Receivable for Securities Sold	76,552,003	4,416,631		—
Receivable for Fund Shares Sold	26,047,108	2,037		104,190
Interest and Dividends Receivable	55,022,306	1,302,512		31,779
Foreign Tax Reclaims Receivable	—	—		1,043
Receivable from Investment Advisor	178,077	16,932		11,102
Unrealized Appreciation on Forward Currency Exchange Contracts	—	525,852		—
Cash Collateral Held for Brokers	—	250,000		—
Prepaid Expenses	91,208	44,478		28,925

Total Assets	4,273,380,081	61,958,780		20,480,384

LIABILITIES
Distributions Payable	6,636,305	6,844		—
Payable for Securities Purchased	133,152,846	3,730,290		138,622
Payable for Fund Shares Redeemed	31,840,352	136,357		—
Accrued Capital Gain Withholding Taxes	—	121		18,948
Accrued Directors’ Fees and Expenses	164,046	2,102		635
Deferred Accrued Directors’ Fees and Expenses	61,472	234		129
Accrued Management Fees	2,499,162	35,428		13,375
Accrued Distribution Fees	87,042	2,969		776
Options Written, at Value	—	6,966	(4)	—
Collateral Pledged by Brokers	60,029	—		—
Unrealized Depreciation on Forward Currency Exchange Contracts	392,037	673,885		—
Transfer Agent Fees Payable	1,041,639	28,853		39,241
Administration Fee Payable	194,866	13,785		18,557
Audit Fees Payable	24,930	21,081		73,410
Accounting Fees Payable	311,412	7,484		9,659
Custodian Fees Payable	307,690	80,201		17,913
Legal Fees Payable	50,826	911		6,705
Other Accrued Expenses	684,636	37,048		98

Total Liabilities	177,509,290	4,784,559		338,068

NET ASSETS	$4,095,870,791	$57,174,221		$20,142,316

NET ASSETS CONSIST OF:
Paid-in Capital	$6,124,453,049	$111,398,186		$15,466,149
Accumulated Earnings (Loss)	(2,028,582,258)	(54,223,965)		4,676,167

NET ASSETS	$4,095,870,791	$57,174,221		$20,142,316

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$2,624,080,566	$43,024,621		$14,339,020

I-3 Class Share	$1,133,107	$—		$1,848,542

N Class Share	$427,234,961	$14,149,600		$3,954,754

Plan Class Share	$1,043,422,157	$—		$—

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	375,813,330	5,462,585		979,763

I-3 Class Share	109,904	—		152,136

N Class Share	47,391,597	1,801,182		271,011

Plan Class Share	149,525,243	—		—

NET ASSET VALUE PER SHARE: (6)
I Class Share	$6.98	$7.88		$14.64

I-3 Class Share	$10.31	$—		$12.15

N Class Share	$9.01	$7.86		$14.59

Plan Class Share	$6.98	$—		$—

(1)

The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund at April 30, 2026 was $3,716,683,937, $51,313,888 and $15,262,879, respectively.

(2)

The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund at April 30, 2026 was $219,769,999, $2,420,000 and $11, respectively.

(3)

The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund at April 30, 2026 was $20,822,940, $419,250 and $171,342, respectively.

(4)	Premium received $10,558.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, I-3 Class, N Class and Plan Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

20

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2026

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW White Oak Emerging Markets Equity Fund
INVESTMENT INCOME
Income:
Dividends	$533,110	$4,949		$129,099	(1)
Dividends from Investment in Affiliated Issuers	1,654,190	40,730		—
Interest	155,997,338 (2)	2,553,497	(2)	3	(2)

Total	158,184,638	2,599,176		129,102

Expenses:
Management Fees	14,535,861	209,544		70,676
Accounting Services Fees	—	4,056		2,574
Administration Fees	105,601	7,470		—
Transfer Agent Fees:
I Class	955,103	15,810		7,435
I-3 Class	1,912	—		2,006
N Class	234,522	9,066		7,322
Plan Class	147,673	—		—
Custodian Fees	144,487	27,139		1,953
Professional Fees	66,399	15,455		16,083
Directors’ Fees and Expenses	201,416	3,542		523
Registration Fees:
I Class	34,328	9,050		5,135
I-3 Class	2,126	—		1,620
N Class	14,040	8,511		5,135
Plan Class	19,103	—		—
Distribution Fees:
N Class	524,945	15,214		4,329
Compliance Expense	3,097	3,097		—
Shareholder Reporting Expense	8,941	1,638		—
Repayment of Reimbursed Expenses:
I Class	154,727	2,852		88
I-3 Class	1	—		7
N Class	19,729	685		24
Plan Class	47,986	—		—
Other	440,147	14,721		6,752

Total	17,662,144	347,850		131,662

Less Expenses Borne by Investment Advisor:
I Class	(442,871)	(66,518)		(29,350)
I-3 Class	(4,031)	—		(3,671)
N Class	(483,674)	(40,722)		(17,265)
Plan Class	(468,946)	—		—

Net Expenses	16,262,622	240,610		81,376

Net Investment Income	141,922,016	2,358,566		47,726

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	59,640,299	1,656,863	(3)	167,641	(3)
Foreign Currency	(885,405)	(86,335)		(13,112)
Forward Currency Exchange Contracts	966,313	250,086		—
Options written	—	14,236		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(73,843,689)	(1,561,519	) (4)	2,486,255	(4)
Foreign Currency	(29,595)	(10,953)		554
Forward Currency Exchange Contracts	(1,227,032)	(181,937)		—
Options written	—	3,592		—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(15,379,109)	84,033		2,641,338

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$126,542,907	$2,442,599		$2,689,064

(1)	Net of foreign taxes withheld of $13,649 for the TCW White Oak Emerging Markets Equity Fund.
(2)

Net of foreign taxes withheld of $1,119,351, $121,690 and $14 for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund

(3)	Net of capital gain withholding taxes of $9,212 and $3,382 for the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund, respectively.
(4)	Net of capital gain withholding taxes of $121 and $18,948 for the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund, respectively.

See accompanying Notes to Financial Statements.

21

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS
Net Investment Income	$141,922,016	$262,721,818	$2,358,566	$4,259,101
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	59,721,207	71,945,342	1,834,850	(965,385)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(75,100,316)	108,200,898	(1,750,817)	4,101,789

Increase in Net Assets Resulting from Operations	126,542,907	442,868,058	2,442,599	7,395,505

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(129,785,924)	(244,826,930)	(1,712,202)	(3,281,051)

NET CAPITAL SHARE TRANSACTIONS
I Class	367,665,235	(4,518,498)	(1,979,137)	(4,765,202)
I-3 Class	1,122,776	10,051 (1)	—	—
N Class	5,267,044	(94,526,675)	3,440,778	(2,222,853)
Plan Class	55,081,216	65,698,781	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	429,136,271	(33,336,341)	1,461,641	(6,988,055)

Increase (Decrease) in Net Assets	425,893,254	164,704,787	2,192,038	(2,873,601)
NET ASSETS
Beginning of period	3,669,977,537	3,505,272,750	54,982,183	57,855,784

End of period	$4,095,870,791	$3,669,977,537	$57,174,221	$54,982,183

(1)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

22

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW White Oak Emerging Markets Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Period from March 3, 2025 (Commencement of Operations) through October 31, 2025
OPERATIONS
Net Investment Income	$47,726	$69,617
Net Realized Gain on Investments and Foreign Currency Transactions	154,529	589,396
Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	2,486,809	2,014,238

Increase in Net Assets Resulting from Operations	2,689,064	2,673,251

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(610,616)	—

NET CAPITAL SHARE TRANSACTIONS
I Class	3,754,915	7,044,060
I-3 Class	1,811,220	10,000	(1)
N Class	245,166	2,525,256

Increase in Net Assets Resulting from Net Capital Shares Transactions	5,811,301	9,579,316

Increase in Net Assets	7,889,749	12,252,567
NET ASSETS
Beginning of period	12,252,567	—

End of period	$20,142,316	$12,252,567

(1)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

23

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

NOTE 1 — ORGANIZATION

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2026, the Company consisted of 12 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. The Advisor and White Oak also entered into a Subadvisory Agreement under the terms of which the Advisor has employed White Oak Capital Partners Pte. Ltd. on behalf of the TCW White Oak Emerging Markets Equity Fund. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries. The Fund generally invests in at least four emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities.
Diversified Equity Fund

TCW White Oak Emerging Markets Equity Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity and equity-related transferable securities that provide exposure to companies that are domiciled in, or that derive a predominant proportion of their value from, emerging market countries.

The TCW Emerging Markets Local Currency Income Fund offers two classes of shares: I Class and N Class. The TCW Emerging Markets Income Fund offers four classes of shares: I Class, I-3 Class, N Class and Plan Class. TCW White Oak Emerging Markets Equity Fund offers three classes of shares: I Class, I-3 Class and N Class. As of August 25, 2025, each of TCW Emerging Markets Income Fund and TCW White Oak Emerging Markets Equity Fund also offers I-3 Class shares. Each class of a Fund is substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

24

TCW Funds, Inc.

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services —Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use

25

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

26

TCW Funds, Inc.

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

27

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

The summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW White Oak Emerging Markets Equity Fund	Common Stock	Total
Balance as of October 31, 2025	$141	$141
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	7,337	7,337
Change in Unrealized Appreciation (Depreciation)	(141)	(141)
Purchases	—	—
Sales	(7,337)	(7,337)
Transfers into Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of April 30, 2026	$—	$—

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2026	$—	$—

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The TCW White Oak Emerging Markets Equity Fund declares and pays, or reinvests, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and

28

TCW Funds, Inc.

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2026, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Income Fund

	Foreign Currency Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Investments(1)	$1,052,136	$1,052,136

Total Value	$1,052,136	$1,052,136

Liability Derivatives
Forward Currency Exchange Contracts	$(392,037)	$(392,037)

Total Value	$(392,037)	$(392,037)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$966,313	$966,313
Investments(2)	(1,770,379)	(1,770,379)

Net Realized Gain (Loss)	$(804,066)	$(804,066)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(1,227,032)	$(1,227,032)
Investments(3)	(72,351)	(72,351)

Net Change in Appreciation (Depreciation)	$(1,299,383)	$(1,299,383)

Number of Contracts, Notional Amounts or Shares/Units(4)
Forward Currency Exchange Contracts	51,929,082	51,929,082
Options Purchased	185,669,500	185,669,500

29

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Emerging Markets Local Currency Income Fund
	Foreign Currency Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Investments(1)	$156,242	$156,242
Forward Currency Exchange Contracts	525,852	525,852

Total Value	$682,094	$682,094

Liability Derivatives
Forward Currency Exchange Contracts	$(673,885)	$(673,885)
Options Written	(6,966)	(6,966)

Total Value	$(680,851)	$(680,851)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$250,086	$250,086
Options Written	14,236	14,236

Net Realized Gain (Loss)	$264,322	$264,322

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(181,937)	$(181,937)
Investments(3)	96,825	96,825
Options Written	3,592	3,592

Net Change in Appreciation (Depreciation)	$(81,520)	$(81,520)

Number of Contracts, Notional Amounts or Shares/Units(4)
Forward Currency Exchange Contracts	37,803,297	37,803,297
Options Purchased	5,189,000	5,189,000
Options Written	2,111,333	2,111,333

(1)	Represents purchased options, at value.
(2)	Represents realized gain (loss) for purchased options.
(3)	Represents change in unrealized appreciation (depreciation) for purchased options during the period.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2026.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

30

TCW Funds, Inc.

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

For OTC derivatives the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of

31

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivatives transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following tables present each Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreement and net of the related collateral received or pledged by each Fund as of April 30, 2026:

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/(Liabilities) Available for Offset	Net Amount of Assets(2)
BNP Paribas S.A.
Purchased Options	$1,052,136	$—	$—	$1,052,136

Total	$1,052,136	$—	$—	$1,052,136

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/Liabilities Available for Offset	Net Amount of Liabilities(3)
UBS AG
Forward Currency Exchange Contracts	$392,037	$—	$—	$392,037

Total	$392,037	$—	$—	$392,037

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

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TCW Funds, Inc.

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/(Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America N.A.
Purchased Options	$109,229	$—	$(12,465)	$96,764
BNP Paribas S.A.
Forward Currency Exchange Contracts	119,725	—	(64,028)	55,697
Citibank N.A.
Forward Currency Exchange Contracts	15,815	—	(15,815)	—
Goldman Sachs & Co.
Forward Currency Exchange Contracts	122,892	—	(14,212)	108,680
Goldman Sachs & Co.
Purchased Options	47,013	—	—	47,013
HSBC Bank PLC
Forward Currency Exchange Contracts	138,055	—	(1,408)	136,647
ING Baring U.S. Capital Markets
Forward Currency Exchange Contracts	18,438	—	(18,438)	—
Standard Chartered Bank
Forward Currency Exchange Contracts	73,581	—	(22,225)	51,356
State Street Bank & Trust Co.
Forward Currency Exchange Contracts	37,346	—	(37,346)	—

Total	$682,094	$—	$(185,937)	$496,157

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/Liabilities Available for Offset	Net Amount of Liabilities(3)
Bank of America N.A.
Forward Currency Exchange Contracts	$12,465	$—	$(12,465)	$—
Barclays Capital
Forward Currency Exchange Contracts	353,038	—	—	353,038
BNP Paribas S.A.
Forward Currency Exchange Contracts	64,028	—	(64,028)	—
Citibank N.A.
Forward Currency Exchange Contracts	34,173	—	(15,815)	18,358
Deutsche Bank AG
Forward Currency Exchange Contracts	5,964	—	—	5,964
Goldman Sachs & Co.
Forward Currency Exchange Contracts	14,212	—	(14,212)	—
Goldman Sachs & Co.
Written Options	6,966	—	—	6,966
HSBC Bank PLC
Forward Currency Exchange Contracts	1,408	—	(1,408)	—
ING Baring U.S. Capital Markets
Forward Currency Exchange Contracts	22,590	—	(18,438)	4,152
JP Morgan Chase Bank
Forward Currency Exchange Contracts	7,622	—	—	7,622
Morgan Stanley & Co.
Forward Currency Exchange Contracts	8,430	—	—	8,430
Standard Chartered Bank
Forward Currency Exchange Contracts	22,225	—	(22,225)	—
State Street Bank & Trust Co.
Forward Currency Exchange Contracts	127,730	—	(37,346)	90,384

Total	$680,851	$—	$(185,937)	$494,914

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

33

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2026.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of April 30, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market

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April 30, 2026

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2026.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at April 30, 2026 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts outstanding at April 30, 2026 are disclosed in the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2026, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund entered into options to hedge the currency exposure of the Funds.

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April 30, 2026

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. There were no swap agreements outstanding at April 30, 2026.

NOTE 4 — RISK CONSIDERATIONS

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not

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TCW Funds, Inc.

April 30, 2026

NOTE 4 — RISK CONSIDERATIONS (Continued)

be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign and Developing/Emerging Markets Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest. The Funds are also subject to risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, and political changes or diplomatic developments, which can all negatively impact the securities markets and cause a Fund to lose value. As one current example, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, European Union and other countries, which has adversely affected European and global energy and financial markets and thus could affect the value of a Fund’s investments.

Non-U.S. Sovereign Debt Risk: Each Fund may invest a significant portion of its assets in non-U.S. sovereign debt. These investments can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that controls the repayment of a non-U.S. sovereign debt may not be able or willing to repay the principal and/ or interest when due in accordance with the terms of such debt. A Fund may have limited recourse to compel payment in the event of a default. Changes to the financial condition or credit rating of a non-U.S.government may cause the value of a non-U.S. sovereign debt obligation to decline. During periods of economic uncertainty, the market prices of non-U.S. sovereign debt may be more volatile than prices of corporate debt obligations. Investing in non-U.S. sovereign debt obligations is generally subject to heightened risk as compared to investing in U.S. government debt obligations. Several countries have defaulted on their sovereign debt obligations in the past or encountered downgrades of their sovereign debt obligations, and those and other countries may also default on or experience downgrades or further downgrades of their sovereign debt obligations in the future.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 4 — RISK CONSIDERATIONS (Continued)

financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

NOTE 5 — FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2026, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Emerging Markets Income Fund	$286,669,487	$(112,652,797)	$174,016,690	$3,919,558,026
TCW Emerging Markets Local Currency Income Fund	2,549,223	(2,779,215)	(229,992)	55,057,831
TCW White Oak Emerging Markets Equity Fund	5,368,988	(872,719)	4,496,269	15,286,902

At October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Emerging Markets Income Fund	$28,156,998	$—	$28,156,998
TCW Emerging Markets Local Currency Income Fund	251,922	—	251,922
TCW White Oak Emerging Markets Equity Fund	603,753	—	603,753

During the year ended October 31, 2025, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital gain	Total Distributions
TCW Emerging Markets Income Fund	$244,826,930	$—	$—	$244,826,930
TCW Emerging Markets Local Currency Income Fund	3,281,051	—	—	3,281,051

At October 31, 2025, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Emerging Markets Income Fund	$1,330,752,049	$946,614,798	$2,277,366,847
TCW Emerging Markets Local Currency Income Fund	32,004,762	24,419,124	56,423,886

The Funds did not have any unrecognized tax benefits at April 30, 2026, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2026. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

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TCW Funds, Inc.

April 30, 2026

NOTE 6 — FUND MANAGEMENT FEES AND OTHER EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW White Oak Emerging Markets Equity Fund	0.90%

The Advisor has employed White Oak on behalf of the TCW White Oak Emerging Markets Equity Fund to provide investment advisory and management services. The Advisor, and not the TCW White Oak Emerging Markets Equity Fund, is responsible for payment of the subadvisory fees to White Oak. The Advisor pays White Oak a tiered percentage of the advisory fees received by the Advisor with respect to the TCW White Oak Emerging Markets Equity Fund.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Emerging Markets Income Fund
I Class	0.85	% (1)
I-3 Class	0.92	% (1)
N Class	0.95	% (1)
Plan Class	0.77	% (1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.85	% (1)
N Class	0.90	% (1)
TCW White Oak Emerging Markets Equity Fund
I Class	0.98	% (1)
I-3 Class	1.15	% (1)
N Class	1.23	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement by or from the Advisor shall be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement to the extent approved by the disinterested Directors. The Advisor may not request or receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At April 30, 2026, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2027	Expires 10/31/2028	Expires 10/31/2029	Total
TCW Emerging Markets Income Fund	$2,046,388	$2,787,595	$1,327,281	$6,161,264
TCW Emerging Markets Local Currency Income Fund	309,777	241,458	103,702	654,937
TCW White Oak Emerging Markets Equity Fund	—	178,802	50,167	228,969

Total	$2,356,165	$3,207,855	$1,481,150	$7,045,170

During the period ended April 30, 2026, the Advisor recouped $222,443, $3,537 and $119 from TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Income Fund and TCW White Oak Emerging Markets Equity Fund, respectively.

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Notes to Financial Statements (Unaudited) (Continued)

NOTE 6 — FUND MANAGEMENT FEES AND OTHER EXPENSES (Continued)

Directors’ Fees: The Funds pay each Independent Director an annual retainer of $92,500. In addition, each Independent Director receives a per-meeting fee for every Board of Directors meeting attended. For in-person attendance, the fee is $6,500 per meeting. For telephonic attendance, the fee is $1,000 for meetings lasting more than one hour and $500 for meetings lasting one hour or less. The Independent Chair of the Board of Directors receives an additional annual retainer of $37,500. The Independent Vice Chair receives an additional annual retainer of $25,000. The Chairs of the Audit Committee and the Nominating and Governance Committee each receive an additional annual retainer of $6,250. These retainers and meeting fees are prorated across each series of the Company. The Independent Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending meetings of the Board or a committee of the Board. Interested Directors and officers who are employed by the Advisor or an affiliated company thereof receive no compensation or expense reimbursement from the Company. Directors do not receive any pension or retirement benefits as a result of their service as a Director of the Corporation. The expenses related to the annual retainer and meeting fees are recorded in the Statement of Operations.

NOTE 7 — DISTRIBUTION PLAN

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

NOTE 8 — PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months period ended April 30, 2026 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds
TCW Emerging Markets Income Fund	$1,497,292,909	$1,464,394,526
TCW Emerging Markets Local Currency Income Fund	30,832,651	33,100,744
TCW White Oak Emerging Markets Equity Fund	7,339,054	2,354,174

NOTE 9 — CAPITAL SHARE TRANSACTIONS

Transactions in each Fund’s shares were as follows:

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	104,850,828	$734,571,418	103,240,047	$688,044,970
Shares Issued upon Reinvestment of Dividends	9,115,290	63,490,889	17,270,324	113,713,235
Shares Redeemed	(61,845,589)	(430,397,072)	(122,128,708)	(806,276,703)

Net Increase (Decrease)	52,120,529	$367,665,235	(1,618,337)	$(4,518,498)

I-3 Class (1)	Shares	Amount	Shares	Amount
Shares Sold	108,858	$1,122,359	1,000	$10,000
Shares Issued upon Reinvestment of Dividends	41	417	5	51

Net Increase	108,899	$1,122,776	1,005	$10,051

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April 30, 2026

NOTE 9 — CAPITAL SHARE TRANSACTIONS (Continued)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount

I-3 Class (1)	Shares	Amount	Shares	Amount

N Class	Shares	Amount	Shares	Amount
Shares Sold	2,060,509	$18,482,640	4,909,205	$41,902,232
Shares Issued upon Reinvestment of Dividends	1,755,003	15,779,256	3,748,469	31,837,790
Shares Redeemed	(3,216,640)	(28,994,852)	(19,820,754)	(168,266,697)

Net Increase (Decrease)	598,872	$5,267,044	(11,163,080)	$(94,526,675)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	15,301,062	$107,148,679	28,993,460	$193,341,092
Shares Issued upon Reinvestment of Dividends	3,663,564	25,499,047	5,848,603	38,512,232
Shares Redeemed	(11,132,349)	(77,566,510)	(25,157,582)	(166,154,543)

Net Increase	7,832,277	$55,081,216	9,684,481	$65,698,781

(1)	I-3 Class commenced operations on August 26, 2025.

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	462,442	$3,707,752	2,037,003	$14,958,174
Shares Issued upon Reinvestment of Dividends	192,319	1,519,930	354,469	2,593,317
Shares Redeemed	(900,416)	(7,206,819)	(3,058,852)	(22,316,693)

Net Decrease	(245,655)	$(1,979,137)	(667,380)	$(4,765,202)

N Class	Shares	Amount	Shares	Amount
Shares Sold	623,762	$4,919,254	110,685	$808,807
Shares Issued upon Reinvestment of Dividends	54,020	425,680	89,614	654,590
Shares Redeemed	(242,627)	(1,904,156)	(500,975)	(3,686,250)

Net Increase (Decrease)	435,155	$3,440,778	(300,676)	$(2,222,853)

TCW White Oak Emerging Markets Equity Fund (1)	Six Months Ended April 30, 2026 (Unaudited)		Period Ended October 31, 2025
I Class	Shares	Amount	Shares	Amount
Shares Sold	255,719	$3,283,778	1,022,432	$10,797,499
Shares Issued upon Reinvestment of Dividends	37,618	475,120	—	—
Shares Redeemed	(274)	(3,983)	(335,732)	(3,753,439)

Net Increase	293,063	$3,754,915	686,700	$7,044,060

I-3 Class (2)	Shares	Amount	Shares	Amount
Shares Sold	152,087	$1,822,759	1,000	$10,000
Shares Issued upon Reinvestment of Dividends	50	520	—	—
Shares Redeemed	(1,001)	(12,059)	—	—

Net Increase	151,136	$1,811,220	1,000	$10,000

N Class	Shares	Amount	Shares	Amount
Shares Sold	8,539	$113,734	253,017	$2,536,586
Shares Issued upon Reinvestment of Dividends	10,436	131,488	—	—
Shares Redeemed	(4)	(56)	(977)	(11,330)

Net Increase	18,971	$245,166	252,040	$2,525,256

(1)	The Fund commenced operations on March 3, 2025.
(2)	I-3 Class commenced operations on August 26, 2025.

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

NOTE 10 — AFFILIATE OWNERSHIP

As of April 30, 2026, affiliates of the Funds and Advisor owned 8.09% and 59.40% of the net assets of the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund, respectively.

NOTE 11 — RESTRICTED SECURITIES

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2026.

NOTE 12 — COMMITTED LINE OF CREDIT

The Funds, together with the TCW Metropolitan West Funds and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 17, 2026. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the six months ended April 30, 2026. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

NOTE 13 — INDEMNIFICATIONS

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

NOTE 14 — SEGMENT REPORTING

The Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only

44

TCW Funds, Inc.

April 30, 2026

NOTE 14 — SEGMENT REPORTING (Continued)

and did not affect the Funds’ financial position or the results of their operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that are executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), which acts in accordance with Board of Director reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statements of Operations.

NOTE 15 — RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to each Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. There was no impact to the Funds’ financial statements and no additional disclosures were required for the period ended April 30, 2026.

NOTE 16 — SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

45

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$6.98		$6.59	$5.84	$5.67	$7.87	$7.93

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.25		0.50	0.50	0.41	0.33	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		0.35	0.61	0.09	(2.22)	(0.02)

Total from Investment Operations	0.23		0.85	1.11	0.50	(1.89)	0.33

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.46)	(0.36)	(0.33)	(0.28)	(0.37)
Distributions from Return of Capital	—		—	—	—	(0.03)	(0.02)

Total Distributions	(0.23)		(0.46)	(0.36)	(0.33)	(0.31)	(0.39)

Net Asset Value per Share, End of period	$6.98		$6.98	$6.59	$5.84	$5.67	$7.87

Total Return	3.36	% (2)	13.58%	19.27%	8.72%	(24.47%)	4.04%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,624,081		$2,259,689	$2,143,263	$2,097,432	$2,500,689	$4,720,489

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.88	% (3)	0.90%	0.87%	0.85%	0.90%	0.85%

After Expense Reimbursement	0.85	% (3)	0.85%	0.85%	0.82%	0.85%	N/A

Ratio of Net Investment Income to Average Net Assets	7.32	% (3)	7.49%	7.82%	6.80%	4.79%	4.23%

Portfolio Turnover Rate (4)	41.91	% (2)	66.81%	106.48%	152.31%	119.10%	150.31%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

46

TCW Emerging Markets Income Fund

Financial Highlights — I-3 Class

	Six Months Ended April 30, 2026 (Unaudited)		Period from August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.30		$10.00	(1)

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.31		0.19
Net Realized and Unrealized Gain on Investments	0.04		0.21

Total from Investment Operations	0.35		0.40

Less Distributions:
Distributions from Net Investment Income	(0.34)		(0.10)

Total Distributions	(0.34)		(0.10)

Net Asset Value per Share, End of period	$10.31		$10.30

Total Return	3.42	% (3)	4.03	% (4)

Ratios/Supplemental data:

Net Assets, End of period (in thousands)	$1,133		$10

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	73.88	% (5)	1.12	% (5)

After Expense Reimbursement	0.92	% (5)	0.92	% (5)

Ratio of Net Investment Income to Average Net Assets	6.10	% (5)	10.53	% (5)

Portfolio Turnover Rate (6)	41.91	% (3)	66.81	% (4)

(1)	I-3 Class commenced operations on August 26, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the six months ended April 30, 2026 and not indicative of a full year’s results.
(4)	Not annualized.
(5)	Annualized.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

47

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$9.01		$8.51	$7.53	$7.32	$10.16	$10.23

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.32		0.63	0.64	0.53	0.41	0.44
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)		0.46	0.79	0.10	(2.86)	(0.03)

Total from Investment Operations	0.29		1.09	1.43	0.63	(2.45)	0.41

Less Distributions:
Distributions from Net Investment Income	(0.29)		(0.59)	(0.45)	(0.42)	(0.36)	(0.46)
Distributions from Return of Capital	—		—	—	—	(0.03)	(0.02)

Total Distributions	(0.29)		(0.59)	(0.45)	(0.42)	(0.39)	(0.48)

Net Asset Value per Share, End of period	$9.01		$9.01	$8.51	$7.53	$7.32	$10.16

Total Return	3.42	% (2)	13.42%	19.33%	8.48%	(24.57)%	3.97%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$427,235		$421,717	$492,916	$443,173	$390,155	$546,887

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.17	% (3)	1.16%	1.15%	1.15%	1.17%	1.13%

After Expense Reimbursement	0.94	% (3)	0.95%	0.95%	0.95%	0.95%	0.95%

Ratio of Net Investment Income to Average Net Assets	7.20	% (3)	7.42%	7.72%	6.70%	4.72%	4.20%

Portfolio Turnover Rate (4)	41.91	% (2)	66.81%	106.48%	152.31%	119.10%	150.31%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

48

TCW Emerging Markets Income Fund

Financial Highlights — Plan Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$6.98		$6.58	$5.83	$5.67	$7.86	$7.93

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26		0.50	0.51	0.42	0.33	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)		0.37	0.60	0.07	(2.20)	(0.04)

Total from Investment Operations	0.23		0.87	1.11	0.49	(1.87)	0.32

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.47)	(0.36)	(0.33)	(0.29)	(0.37)
Distributions from Return of Capital	—		—	—	—	(0.03)	(0.02)

Total Distributions	(0.23)		(0.47)	(0.36)	(0.33)	(0.32)	(0.39)

Net Asset Value per Share, End of period	$6.98		$6.98	$6.58	$5.83	$5.67	$7.86

Total Return	3.40	% (2)	13.66%	19.57%	8.63%	(24.41%)	4.12%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$1,043,422		$988,561	$869,094	$998,832	$1,035,971	$1,996,103

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.86	% (3)	0.86%	0.83%	0.82%	0.81%	0.80%

After Expense Reimbursement	0.77	% (3)	0.77%	0.77%	0.77%	0.77%	0.77%

Ratio of Net Investment Income to Average Net Assets	7.38	% (3)	7.56%	7.86%	6.87%	4.86%	4.43%

Portfolio Turnover Rate (4)	41.91	% (2)	66.81%	106.48%	152.31%	119.10%	150.31%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

49

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$7.78		$7.20	$7.03	$6.50	$8.47	$8.57

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.33		0.56	0.50	0.43	0.35	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.01		0.46	0.09	0.35	(2.06)	(0.25)

Total from Investment Operations	0.34		1.02	0.59	0.78	(1.71)	0.12

Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.44)	(0.36)	(0.25)	(0.10)	(0.22)
Distributions from Return of Capital	—		—	(0.06)	—	(0.16)	—

Total Distributions	(0.24)		(0.44)	(0.42)	(0.25)	(0.26)	(0.22)

Net Asset Value per Share, End of period	$7.88		$7.78	$7.20	$7.03	$6.50	$8.47

Total Return	4.43	% (2)	14.71%	8.40%	11.92%	(20.57%)	1.34%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$43,025		$44,388	$45,886	$106,740	$101,530	$200,019

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.15	% (3)	1.20%	1.19%	0.97%	1.02%	0.96%

After Expense Reimbursement	0.85	% (3)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Investment Income to Average Net Assets	8.48	% (3)	7.63%	6.78%	5.90%	4.65%	4.14%

Portfolio Turnover Rate (4)	67.58	% (2)	134.59%	115.86%	123.91%	122.49%	117.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

50

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$7.76		$7.18	$7.01	$6.48	$8.44	$8.55

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.33		0.59	0.49	0.42	0.34	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.01		0.43	0.09	0.35	(2.04)	(0.25)

Total from Investment Operations	0.34		1.02	0.58	0.77	(1.70)	0.11

Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.44)	(0.35)	(0.24)	(0.10)	(0.22)
Distributions from Return of Capital	—		—	(0.06)	—	(0.16)	—

Total Distributions	(0.24)		(0.44)	(0.41)	(0.24)	(0.26)	(0.22)

Net Asset Value per Share, End of period	$7.86		$7.76	$7.18	$7.01	$6.48	$8.44

Total Return	4.40	% (2)	14.72%	8.32%	11.89%	(20.66)%	1.30%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$14,150		$10,594	$11,970	$13,949	$39,709	$39,546

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.57	% (3)	1.63%	1.64%	1.31%	1.38%	1.32%

After Expense Reimbursement	0.90	% (3)	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	8.31	% (3)	7.99%	6.64%	5.83%	4.64%	4.05%

Portfolio Turnover Rate (4)	67.58	% (2)	134.59%	115.86%	123.91%	122.49%	117.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

51

TCW White Oak Emerging Markets Equity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2026 (Unaudited)		Period from March 3, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$13.05		$10.00	(1)

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.04		0.09
Net Realized and Unrealized Gain on Investments	2.07		2.96

Total from Investment Operations	2.11		3.05

Less Distributions:
Distributions from Net Investment Income	(0.05)		—
Distributions from Net Realized Gain	(0.47)		—

Total Distributions	(0.52)		—

Net Asset Value per Share, End of period	$14.64		$13.05

Total Return	16.73	% (3)	30.50	% (4)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$14,339		$8,959

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.46	% (5)	3.48	% (5)

After Expense Reimbursement	0.98	% (5)	0.98	% (5)

Ratio of Net Investment Income to Average Net Assets	0.66	% (5)	1.15	% (5)

Portfolio Turnover Rate (6)	14.93	% (3)	60.06	% (4)

(1)	The Fund commenced operations on March 3, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(4)	Not annualized.
(5)	Annualized.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

52

TCW White Oak Emerging Markets Equity Fund

Financial Highlights — I-3 Class

	Six Months Ended April 30, 2026 (Unaudited)		Period from August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.93		$10.00	(1)

Income (Loss) from Investment Operations:
Net investment income (2)	0.09		—	(3)
Net Realized and Unrealized Gain on Investments	1.65		0.93

Total from Investment Operations	1.74		0.93

Less Distributions:
Distributions from Net Investment Income	(0.05)		—
Distributions from Net Realized Gain	(0.47)		—

Total Distributions	(0.52)		—

Net Asset Value per Share, End of period	$12.15		$10.93

Total Return	16.68	% (4)	9.30	% (5)

Ratios/Supplemental data:

Net Assets, End of period (in thousands)	$1,849		$11

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	8.15	% (6)	2.07	% (6)

After Expense Reimbursement	1.15	% (6)	1.14	% (6)

Ratio of Net Investment Income to Average Net Assets	1.69	% (6)	0.05	% (6)

Portfolio Turnover Rate (7)	14.93	% (4)	60.06	% (5)

(1)	I-3 Class commenced operations on August 26, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Amount rounds to less than $0.01 per share.
(4)	For the six months ended April 30, 2026 and not indicative of a full year’s results.
(5)	Not annualized.
(6)	Annualized.
(7)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

53

TCW White Oak Emerging Markets Equity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2026 (Unaudited)		Period from March 3, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$13.03		$10.00	(1)

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.03		0.07
Net Realized and Unrealized Gain on Investments	2.05		2.96

Total from Investment Operations	2.08		3.03

Less Distributions:
Distributions from Net Investment Income	(0.05)		—
Distributions from Net Realized Gain	(0.47)		—

Total Distributions	(0.52)		—

Net Asset Value per Share, End of period	$14.59		$13.03

Total Return	16.60	% (3)	30.30	% (4)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$3,955		$3,283

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.23	% (5)	4.61	% (5)

After Expense Reimbursement	1.23	% (5)	1.23	% (5)

Ratio of Net Investment Income to Average Net Assets	0.39	% (5)	0.87	% (5)

Portfolio Turnover Rate (6)	14.93	% (3)	60.06	% (4)

(1)	The Fund commenced operations on March 3, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the six months ended April 30, 2026 and is not indicative of a full year’s operating results.
(4)	Not annualized.
(5)	Annualized.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

54

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed on TCW’s website. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Resources/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Company’s first and third quarters and are available on the SEC’s website at www.sec.gov.

55

TCW Funds, Inc.

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Directors

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Richard Villa

Advisor

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, MO 64121

Officers

Richard Villa

President and Principal Executive Officer

Treasurer, Principal Financial Officer

Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, CA 90071

For Additional Information

Call 800 FUND TCW (800 386 3829)

or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certification required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) is filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	EX-99.906CERT – The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act is filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer, Treasurer, and Principal Financial and Accounting Officer

Date	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer, Treasurer, and Principal Financial and Accounting Officer

Date	July 9, 2026